ANNUAL REPORT

December 31, 1997

Allmerica Financial
Asset Management

 . Variable Annuity

 . Allmerica Advantage
  Variable Annuity/
  ExecAnnuity Plus

 . Vari-Exceptional Life

 . Variable Inheiritage


                        [ART OF MOUNTAIN APPEARS HERE]

                  [LOGO OF ALLMERICA FINANCIAL APPEARS HERE]

                                                                   -------------
General Information                                                   CONTENTS
--------------------------------------------------------------------------------

Officers of First Allmerica
Financial Life Insurance Company
and Allmerica Financial Life
Insurance and Annuity Company
John F. O'Brien, President, CEO (FAFLIC) and
     Chairman of the Board (AFLIAC)
Richard M. Reilly, President and CEO (AFLIAC)
Edward J. Parry, III, Vice President,
     CFO and Treasurer
Abigail M. Armstrong, Secretary and Counsel

Investment Manager
Allmerica Investment
     Management Company, Inc.
440 Lincoln Street, Worcester, MA 01653

General Distributor
Allmerica Investments, Inc.
440 Lincoln Street, Worcester, MA 01653

Independent Accountants
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

Custodian
Bankers Trust Company
16 Wall Street, New York, NY 10005

Legal Counsel
Ropes & Gray
One International Place, Boston, MA 02110

Administrator
First Data Investor Services Group
4400 Computer Drive, Westborough, MA 01581

Officers of Allmerica
Investment Trust (AIT)
Richard M. Reilly, President
Thomas P. Cunningham, Treasurer
George M. Boyd, Secretary

Board of Trustees of AIT
John F. O'Brien, Chairman
Cynthia A. Hargadon/1/
Gordon Holmes/1/
John P. Kavanaugh
Bruce E. Langton/1/
Attiat F. Ott/1/
Richard M. Reilly
Ranne P. Warner/1/

Investment Sub-Advisers
Allmerica Asset Management, Inc.
440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Investment Grade Income Fund
     Government Bond Fund
     Money Market Fund

Bank of Ireland Asset Management
     (U.S.) Limited
U.S. Offices:
20 Horseneck Lane, Greenwich, CT 06830
Main Offices:
26 Fitzwilliam Place, Dublin 2, Ireland
     Select International Equity Fund

Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604
     Select Value Opportunity Fund/3/

Janus Capital Corporation
100 Fillmore Street-D Suite 300
Denver, CO 80206-4923
     Select Capital Appreciation Fund

John A. Levin & Co., Inc.
One Rockefeller Plaza, 25th Floor
New York, NY 10020
     Select Growth and Income Fund

Miller Anderson & Sherrerd, LLP
One Tower Bridge, West Conshohocken, PA 19428
     Growth Fund

Nicholas-Applegate Capital Management, L.P.
600 West Broadway-D Suite 2900
San Diego, CA 92101
     Select Aggressive Growth Fund

Putnam Investment Management, Inc.
One Post Office Square, Boston, MA 02109
     Select Growth Fund

Standish, Ayer & Wood, Inc.
One Financial Center, Boston, MA 02111
     Select Income Fund
Investment Advisers
Delaware International Advisers Ltd.
1818 Market Street, Philadelphia, PA 19103
     Delaware Group Premium Fund, Inc.
      International Equity Series

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
     Fidelity VIP/2/ II Asset Manager Portfolio
     Fidelity VIP/2/ Equity-Income Portfolio
     Fidelity VIP/2/ Growth Portfolio
     Fidelity VIP/2/ High Income Portfolio
     Fidelity VIP/2/ Overseas Portfolio

Rowe Price-Fleming International, Inc.
100 E. Pratt Street, Baltimore, MD 21202
     T. Rowe Price International Stock Portfolio

A Letter From the Chairman .................................2
Fund Performance Summary ...................................3
Product Performance Summaries ..............................4
Variable Annuity ...........................................4
Allmerica Advantage Variable Annuity/
         ExecAnnuity Plus ..................................5
Vari-Exceptional Life '87 ..................................6
Vari-Exceptional Life '91 ..................................7
Vari-Exceptional Life '93 (FAFLIC) .........................8
Vari-Exceptional Life '93 (AFLIAC) .........................9
Variable Inheiritage (FAFLIC) .............................10
Variable Inheiritage (AFLIAC) .............................11

Domestic & International Equity
Market Overview ...........................................12
Select Aggressive Growth Fund .............................14
Select Capital Appreciation Fund ..........................15
Select Value Opportunity Fund .............................16
T. Rowe Price International Stock Portfolio ...............17
Fidelity VIP/2/ Overseas Portfolio ........................18
Select International Equity Fund ..........................19
DGPF/4/ International Equity Series .......................20
Fidelity VIP/2/ Growth Portfolio ..........................21
Select Growth Fund ........................................22
Growth Fund ...............................................23
Equity Index Fund .........................................24
Fidelity VIP/2/ Equity-Income Portfolio ...................25
Select Growth and Income Fund .............................26
Fidelity VIP/2/ II Asset Manager Portfolio ................27

Bond & Money
Market Overview ...........................................28
Fidelity VIP/2/ High Income Portfolio .....................30
Select Income Fund ........................................31
Investment Grade Income Fund ..............................32
Government Bond Fund ......................................33
Money Market Fund .........................................34

Financials ...............................................F-1

/1/ Independent Trustees
/2/ VIP refers to Variable Insurance Products Fund.
/3/ Formerly the Small-Mid Cap Value Fund.
    Select Value Opportunity Fund effective
    January 9, 1998.
/4/DGPF refers to Delaware Group Premium Fund.

For further information, see the accompanying annual reports.

For information on ordering additional copies of this report, see Client Notices on page F-61.

One or more Funds may not be available under the variable annuity or variable life insurance policy which you have chosen. Inclusion in this annual report of a Fund which is not available under your policy is not to be considered a solicitation.

--------------------------------------------------------------------------------
                          A Letter From the Chairman
--------------------------------------------------------------------------------

[PHOTO OF JOHN F. O'BRIEN
   APPEARS HERE]

Dear Client:
During 1997, investors benefited from generally healthy U.S. financial markets. The stock market delivered an unprecedented third consecutive year of returns over 20% and the bond market enjoyed its best results since 1995.

  This year's exceptional performance, however, masks the volatility which occurred, particularly in the U.S. equity markets. In fact, market volatility in 1997 was the fourth highest in the last 50 years. Moreover, not only did almost all of the gain in the S&P 500(R) occur during the first seven months of the year, returns were concentrated in just a handful of large company stocks. Understandably, this proved particularly frustrating to investors in smaller company stocks and to those large-cap managers with broadly diversified portfolios.

  Internationally, the markets proved quite challenging. The larger developed countries in the Morgan Stanley EAFE Index delivered solid returns through July but ended the year with a modest total return of approximately 2%. While Europe delivered strong returns to investors, a 21% decline in the Japanese market and the effects of a strong U.S. dollar eroded results. Emerging markets in Asia had a particularly tough year as many of these markets declined dramatically in the face of spiraling debt and asset deflation.

  One outcome of 1997's international turmoil was that many investors sought shelter in the relative safety of the U.S. bond market which returned over 9% for the year.

  While we continue to have a positive outlook for the U.S. and world economies, we encourage you to set realistic return expectations and remain focused on your long-term goals. As the past has so clearly shown, even when unprecedented annual returns have been achieved in U.S. markets, sudden downward movements can be quite severe and unsettling. We, therefore, encourage you to continue to work with your financial advisor to develop and implement a diversified and disciplined investment program. We believe one prudent way to participate in any future market potential is through long-term, tax-deferred professionally managed investment vehicles.

  We are pleased to report that almost two-thirds of our investment managers outperformed their peer group during 1997 as measured by Lipper Analytical Services. Over a more meaningful three-year period, almost 90% of these managers outperformed their competitors. We feel these results validate our disciplined approach to investment management which includes carefully defining investment parameters and rigorously monitoring managers' results.

  As we begin a new year, a tax issue has arisen that warrants our attention. As part of its Fiscal 1999 budget submission, the Administration has proposed troubling taxes on new variable annuity and variable life policyholders. While the details are not yet final and are subject to change, and would as proposed apply only to policies acquired after the effective date of any new legislation, we believe the spirit of these proposals is inconsistent with broad national, social and tax policies and would make it more difficult for Americans to save for retirement and achieve financial security. On your behalf and the behalf of others who seek to plan responsibly for retirement, we have joined a strong, broad-based industry coalition to defeat this legislation. We are confident our voice will be heard.

  We continue to work hard to earn your trust and thank all of you who supported the proxy initiatives of the Fund's trustees and management during the past year. We look forward to continuing to serve your investment and retirement needs in the future.

On behalf of the Board of Trustees,

/s/John F. O'Brien

John F. O'OBrien

Chairman of the Board
Allmerica Financial Life Insurance and Annuity Company

--------------------------------------------------------------------------------
                            Fund Performance Summary
--------------------------------------------------------------------------------

                  Average Annual Total Returns as of 12/31/97

For easy reference, the total returns for the Funds are summarized below. Keep in mind that these returns are net of all Fund charges. For returns that reflect the deduction of product charges, please refer to the Product Performance Summaries on the following pages beginning on page 4.

                                                                       Ten Years
                                        Fund                             or Life
                                   Inception      One       Five         of Fund
Funds                                   Date     Year      Years       (if less)
--------------------------------------------------------------------------------
Allmerica Investment Trust
Select Aggressive Growth Fund        8/21/92   18.71%     16.80%          19.57%
Select Capital Appreciation Fund     4/28/95   14.28%       N/A           22.89%
Select Value Opportunity Fund        4/30/93   24.85%       N/A           16.93%
Select International Equity Fund      5/2/94    4.65%       N/A           11.14%
Select Growth Fund                   8/21/92   34.06%     15.15%          16.37%
Growth Fund                          4/29/85   25.14%     16.37%          17.12%
Equity Index Fund                    9/28/90   32.41%     19.54%          19.68%
Select Growth and Income Fund        8/21/92   22.51%     16.57%          15.36%
Select Income Fund                   8/21/92    9.17%      6.86%           6.51%
Investment Grade Income Fund         4/29/85    9.45%      7.51%           9.19%
Government Bond Fund                 8/26/91    7.08%      5.96%           6.89%
Money Market Fund                    4/29/85    5.47%      4.71%           5.80%

Delaware Group Premium Fund, Inc.
DGPF International Equity Series    10/29/92    6.60%     11.65%          11.30%

T. Rowe Price International Series, Inc.
T. Rowe Price International
     Stock Portfolio                 3/31/94    3.09%       N/A            8.07%

Fidelity Variable Insurance Products
Fund (VIP and VIP II)
Fidelity VIP Overseas Portfolio      1/28/87   11.56%     14.12%           9.62%
Fidelity VIP Growth Portfolio        10/9/86   23.48%     18.00%          17.19%
Fidelity VIP Equity-Income Portfolio 10/9/86   28.11%     20.16%          16.72%
Fidelity VIP II Asset Manager
     Portfolio                        9/6/89   20.65%     12.98%          12.73%
Fidelity VIP High Income Portfolio   9/19/85   17.67%     13.91%          12.81%
Fidelity VIP Money Market Portfolio   4/1/82    5.51%      4.85%           5.87%


Fund performance returns given above reflect an investment in the underlying funds listed on the date of inception of each Fund.

Fund performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------

        VARIABLE ANNUITY . Average Annual Total Returns as of 12/31/97

For easy reference, the total returns for the Variable Annuity sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges except for the annual policy fee. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                                       Without Surrender Charge
                                                       -------------------------
                               One                 Five                     Ten
Sub-Accounts                  Year                Years                   Years
--------------------------------------------------------------------------------
Growth Fund -D Single/Elective Payment
Tax Qualified Account         23.60%              14.94%                  15.82%
Non Tax Qualified Account     23.60%              14.94%                  15.82%

Investment Grade Income Fund -
Single/Elective Payment
Tax Qualified Account          8.10%               6.18%                   7.96%
Non Tax Qualified Account      8.10%               6.18%                   7.98%

Money Market Fund -
Single/Elective Payment
Tax Qualified Account          4.16%               3.42%                   4.60%
Non Tax Qualified Account      4.16%               3.42%                   4.60%


                                                          With Surrender Charge
                                                          ----------------------
                               One                 Five                     Ten
Sub-Accounts                  Year                Years                   Years
--------------------------------------------------------------------------------
Growth Fund - Elective Payment
Tax Qualified Account         14.95%              13.89%                  15.82%
Non Tax Qualified Account     14.95%              13.89%                  15.82%

Investment Grade Income Fund - Elective Payment
Tax Qualified Account          0.53%               5.20%                   7.96%
Non Tax Qualified Account      0.50%               5.20%                   7.98%

Money Market Fund - Elective Payment
Tax Qualified Account         -3.13%               2.47%                   4.60%
Non Tax Qualified Account     -3.13%               2.47%                   4.60%

Growth Fund - Single Payment
Tax Qualified Account         18.04%              14.32%                  15.82%
Non Tax Qualified Account     18.04%              14.32%                  15.82%

Investment Grade Income Fund - Single Payment
Tax Qualified Account          3.23%               5.60%                   7.96%
Non Tax Qualified Account      3.23%               5.60%                   7.98%

Money Market Fund - Single Payment
Tax Qualified Account         -0.52%               2.86%                   4.60%
Non Tax Qualified Account     -0.52%               2.85%                   4.60%



For more information about the performance of the underlying funds, see the Performance Reviews beginning on page 14.

Performance returns shown above are for the Variable Annuity sub-accounts of AFLIAC, and assume an investment in the underlying funds on the date of inception of each Fund (April 29, 1985). All full surrenders or withdrawals may be subject to a declining sales charge. The maximum contingent deferred sales charge is 7.0%.

Performance returns in this report are historical and are not indicators of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------

  ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS . Average Annual Total
                             Returns as of 12/31/97

For easy reference, the total returns for Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC and AFLIAC are summarized below. Keep in mind that these returns are net of all product charges except for the annual policy fee. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                                        WITHOUT SURRENDER CHARGE                  WITH SURRENDER CHARGE
                                                        ------------------------                  ---------------------
                                                                       TEN YEARS                              TEN YEARS
                                      FUND                               OR LIFE                                OR LIFE
                                 INCEPTION         ONE         FIVE      OF FUND           ONE         FIVE     OF FUND
SUB-ACCOUNTS                          DATE        YEAR        YEARS    (IF LESS)          YEAR        YEARS   (IF LESS)
-----------------------------------------------------------------------------------------------------------------------
ALLMERICA INVESTMENT TRUST
Select Aggressive Growth Fund      8/21/92      17.02%       15.14%       17.83%         9.02%       14.57%      17.47%
Select Capital Appreciation Fund   4/28/95      12.65%        N/A         21.10%         4.65%        N/A        19.18%
Select Value Opportunity Fund      4/30/93      23.08%        N/A         15.23%        15.08%        N/A        14.59%
Select International Equity Fund    5/2/94       3.16%        N/A          9.52%        -4.27%        N/A         8.22%
Select Growth Fund                 8/21/92      32.16%       13.58%       14.68%        24.16%       12.97%      14.26%
Growth Fund                        4/29/85      23.37%       14.72%       15.42%        15.37%       14.14%      15.42%
Equity Index Fund                  9/28/90      30.54%       17.85%       17.94%        22.54%       17.33%      17.84%
Select Growth and Income Fund      8/21/92      20.77%       14.91%       13.68%        12.77%       14.34%      13.25%
Investment Grade Income Fund       4/29/85       7.89%        5.97%        7.60%         0.12%         5.1%       7.60%
Government Bond Fund               8/26/91       5.59%        4.46%        5.34%        -2.02%        3.60%       4.98%
Money Market Fund                  4/29/85       3.97%        3.22%        4.26%        -3.52%        2.32%       4.26%


DELAWARE GROUP PREMIUM FUND, INC.
DGPF International Equity Series  10/29/92       5.09%       10.03%        9.68%        -2.48%        9.34%       9.15%

T. ROWE PRICE INTERNATIONAL
SERIES, INC.
T. Rowe Price International
     Stock Portfolio               3/31/94       1.63%        N/A          6.50%        -5.69%         N/A        5.13%

FIDELITY VARIABLE INSURANCE
PRODUCTS FUND (VIP AND VIP II)
Fidelity VIP Overseas Portfolio    1/28/87       9.97%       12.48%        8.03%         2.06%       11.85%       8.03%
Fidelity VIP Growth Portfolio      10/9/86      21.73%       16.33%       15.49%        13.73%       15.78%      15.49%
Fidelity VIP Equity-Income
     Portfolio                     10/9/86      26.29%       18.44%       15.02%        18.29%       17.93%      15.02%
Fidelity VIP II Asset Manager
     Portfolio                      9/6/89      18.94%       11.34%       11.09%        10.94%       10.68%      11.04%
Fidelity VIP High Income
     Portfolio                     9/19/85      16.00%       12.32%       11.17%         8.00%       11.68%      11.17%


Performance returns shown above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC and AFLIAC, and assume an investment in the underlying funds on the date of inception of each Fund. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 8.0%.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------
    VARI-EXCEPTIONAL LIFE ('87) . Average Annual Total Returns as of 12/31/97

For easy reference, the total returns for the Vari-Exceptional Life ('87) sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                                          WITHOUT SURRENDER AND               WITH SURRENDER AND
                                                          MONTHLY POLICY CHARGES              MONTHLY POLICY CHARGES
                                                          ------------------------            ----------------------
                                                                         TEN YEARS                         TEN YEARS
                                             FUND                          OR LIFE                           OR LIFE
                                        INCEPTION        ONE       FIVE    OF FUND         ONE      FIVE     OF FUND
SUB-ACCOUNTS                                 DATE       YEAR      YEARS  (IF LESS)        YEAR     YEARS   (IF LESS)
--------------------------------------------------------------------------------------------------------------------
ALLMERICA INVESTMENT TRUST
Select Aggressive Growth Fund             8/21/92     17.64%     15.76%     18.49%     -73.26%     4.72%     8.57%
Select Capital Appreciation Fund          4/28/95     13.25%      N/A       21.78%     -76.99%      N/A     -6.20%
Select Value Opportunity Fund             4/30/93     23.73%      N/A       15.88%     -68.07%      N/A      3.42%
Select International Equity Fund           5/2/94      3.71%      N/A       10.14%     -85.08%      N/A     -8.48%
Select Growth Fund                        8/21/92     32.86%     14.18%     15.32%     -60.28%     3.02%     5.18%
Growth Fund                               4/29/85     24.02%     15.33%     16.16%     -67.83%     4.26%    11.84%
Equity Index Fund                         9/28/90     31.23%     18.48%     18.60%     -61.67%     7.65%    12.17%
Select Growth and Income Fund             8/21/92     21.41%     15.53%     14.32%     -70.05%     4.48%     4.10%
Investment Grade Income Fund              4/29/85      8.46%      6.54%      8.19%     -81.06%    -5.37%     3.44%
Government Bond Fund                      8/26/91      6.15%      5.02%      5.93%     -83.01%    -7.06%    -2.75%
Money Market Fund                         4/29/85      4.52%      3.77%      4.85%     -84.39%    -8.47%    -0.15%

DELAWARE GROUP PREMIUM
FUND, INC.
DGPF International Equity Series         10/29/92      5.65%     10.64%     10.30%     -83.44%    -0.84%    -0.75%

T. ROWE PRICE INTERNATIONAL
SERIES, INC.
T. Rowe Price International               3/31/94      2.17%      N/A        7.09%     -86.38%     N/A     -11.23%
Stock Portfolio

FIDELITY VARIABLE INSURANCE
PRODUCTS FUND (VIP and VIP II)
Fidelity VIP Overseas Portfolio           1/28/87     10.56%     13.08%      8.61%     -79.27%     1.82%     3.88%
Fidelity VIP Growth Portfolio             10/9/86     22.38%     16.95%     16.31%     -69.22%     6.00%    11.99%
Fidelity VIP Equity-Income Portfolio      10/9/86     26.96%     19.07%     15.97%     -65.32%     8.28%    11.64%
Fidelity VIP II Asset Manager Portfolio    9/6/89     19.57%     11.96%     11.71%     -71.62%     0.60%     6.00%
Fidelity VIP High Income Portfolio        9/19/85     16.61%     12.92%     11.77%     -74.14%     1.65%     7.23%
Fidelity VIP Money Market Portfolio        4/1/82      4.54%      3.90%      4.96%     -84.38%    -8.32%    -0.03%

Performance returns given above are for the Vari-Exceptional Life ('87) sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. In addition, the returns assume an investment in the underlying funds listed above on the date of inception of each Fund. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------
   VARI-EXCEPTIONAL LIFE ('91) . Average Annual Total Returns as of 12/31/97

For easy reference, the total returns for the Vari-Exceptional Life ('91) sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                                           WITHOUT SURRENDER AND              WITH SURRENDER AND
                                                           MONTHLY POLICY CHARGES             MONTHLY POLICY CHARGES
                                                          ------------------------            ----------------------
                                                                         TEN YEARS                        TEN YEARS
                                             FUND                          OR LIFE                          OR LIFE
                                        INCEPTION        ONE       FIVE    OF FUND          ONE     FIVE    OF FUND
SUB-ACCOUNTS                                 DATE       YEAR      YEARS  (IF LESS)         YEAR    YEARS  (IF LESS)
-------------------------------------------------------------------------------------------------------------------
ALLMERICA INVESTMENT TRUST
Select Aggressive Growth Fund             8/21/92     17.64%     15.76%     18.49%     -100.00%    2.88%      7.16%
Select Capital Appreciation Fund          4/28/95     13.25%      N/A       21.78%     -100.00%     N/A     -15.22%
Select Value Opportunity Fund             4/30/93     23.73%      N/A       15.88%     -100.00%     N/A       1.01%
Select International Equity Fund           5/2/94      3.71%      N/A       10.14%     -100.00%     N/A     -13.81%
Select Growth Fund                        8/21/92     32.86%     14.18%     15.32%      -96.71%    1.08%      3.62%
Growth Fund                               4/29/85     24.02%     15.33%     16.16%     -100.00%    2.39%     11.76%
Equity Index Fund                         9/28/90     31.23%     18.48%     18.60%      -98.10%    5.94%     11.74%
Select Growth and Income Fund             8/21/92     21.41%     15.53%     14.32%     -100.00%    2.62%      2.50%
Investment Grade Income Fund              4/29/85      8.46%      6.54%      8.19%     -100.00%   -7.80%      3.31%
Government Bond Fund                      8/26/91      6.15%      5.02%      5.93%     -100.00%   -9.62%     -3.97%
Money Market Fund                         4/29/85      4.52%      3.77%      4.85%     -100.00%  -11.13%     -0.31%

DELAWARE GROUP PREMIUM
FUND, INC.                               10/29/92      5.65%     10.64%     10.30%     -100.00%   -2.99%     -2.76%
DGPF International Equity Series

T. ROWE PRICE INTERNATIONAL
SERIES, INC.
T. Rowe Price International
Stock Portfolio                           3/31/94      2.17%      N/A        7.09%     -100.00%     N/A     -16.59%

FIDELITY VARIABLE INSURANCE
PRODUCTS FUND (VIP and VIP II)
Fidelity VIP Overseas Portfolio           1/28/87     10.56%     13.08%      8.61%     -100.00%   -0.17%      3.76%
Fidelity VIP Growth Portfolio             10/9/86     22.38%     16.95%     16.31%     -100.00%    4.22%     11.92%
Fidelity VIP Equity-Income Portfolio      10/9/86     26.96%     19.07%     15.97%     -100.00%    6.60%     11.56%
Fidelity VIP II Asset Manager Portfolio    9/6/89     19.57%     11.96%     11.71%     -100.00%   -1.46%      5.68%
Fidelity VIP High Income Portfolio        9/19/85     16.61%     12.92%     11.77%     -100.00%   -0.36%      7.13%
Fidelity VIP Money Market Portfolio        4/1/82      4.54%      3.90%      4.96%     -100.00%  -10.97%     -0.19%


Performance returns given above are for the Vari-Exceptional Life ('91) sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. In addition, the returns assume an investment in the underlying funds listed above on the date of inception of each Fund. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------

   VARI-EXCEPTIONAL LIFE ('93) . Average Annual Total Returns as of 12/31/97

   For easy reference, the total returns for the Vari-Exceptional Life ('93) sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                                         WITHOUT SURRENDER                     WITH SURRENDER AND
                                                     AND MONTHLY POLICY CHARGES              MONTHLY POLICY CHARGES
                                                     --------------------------            --------------------------
                                                                          Ten Years                         Ten Years
                                             Fund                           or Life                           or Life
                                        Inception        One       Five     of Fund         One      Five     of Fund
Sub-Accounts                                 Date       Year      Years   (if less)        Year     Years   (if less)
---------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Aggressive Growth Fund             8/21/92     17.76%     15.45%     18.19%      -98.08%     2.43%     6.93%
Select Capital Appreciation Fund          4/28/95     13.37%      N/A       21.47%     -100.00%      N/A    -15.32%
Select Value Opportunity Fund             4/30/93     23.86%      N/A       15.58%      -92.55%      N/A      0.53%
Select International Equity Fund           5/2/94      3.81%      N/A        9.86%     -100.00%      N/A    -15.42%
Select Growth Fund                        8/21/92     33.00%     13.82%     15.03%      -84.26%     0.46%     3.21%
Growth Fund                               4/29/85     24.15%     15.03%     15.77%      -92.29%     1.92%    11.55%
Equity Index Fund                         9/28/90     31.36%     18.16%     18.30%      -85.75%     5.65%    11.65%
Select Growth and Income Fund             8/21/92     21.54%     15.23%     14.03%      -94.65%     2.16%     2.02%
Investment Grade Income Fund              4/29/85      8.58%      6.27%      7.93%     -100.00%    -8.94%     2.89%
Government Bond Fund                      8/26/91      6.26%      4.74%      5.66%     -100.00%   -10.92%    -4.90%
Money Market Fund                         4/29/85      4.63%      3.50%      4.58%     -100.00%   -12.54%    -0.94%

Delaware Group Premium
Fund, Inc.
DGPF International Equity Series         10/29/92      5.76%     10.36%     10.02%     -100.00%    -3.78%    -3.54%

T. Rowe Price International
Series, Inc.
T. Rowe Price International
Stock Portfolio                           3/31/94      2.27%      N/A        6.82%    -100.00%      N/A     -18.38%

Fidelity Variable Insurance
Products Fund (VIP and VIP II)
Fidelity VIP Overseas Portfolio           1/28/87     10.67%     12.80%      8.36%    -100.00%     -0.78%     3.38%
Fidelity VIP Growth Portfolio             10/9/86     22.50%     16.64%     15.84%     -93.78%      3.85%    11.63%
Fidelity VIP Equity-Income Portfolio      10/9/86     27.09%     18.78%     15.37%     -89.62%      6.38%    11.12%
Fidelity VIP II Asset Manager Portfolio    9/6/89     19.69%     11.68%     11.43%     -96.33%     -2.15%     5.33%
Fidelity VIP High Income Portfolio        9/19/85     16.73%     12.60%     11.51%     -99.01%     -1.02%     6.89%

Performance returns given above are for the Vari-Exceptional Life ('93) sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. In addition, the returns assume an investment in the underlying funds listed above on the date of inception of each Fund. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------

   VARI-EXCEPTIONAL LIFE ('93) . Average Annual Total Returns as of 12/31/97

   For easy reference, the total returns for the Vari-Exceptional Life ('93) sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                                           WITHOUT SURRENDER                  WITH SURRENDER AND
                                                       AND MONTHLY POLICY CHARGES           MONTHLY POLICY CHARGES
                                                       --------------------------         --------------------------
                                                                          Ten Years                        Ten Years
                                             Fund                           or Life                          or Life
                                        Inception        One       Five     of Fund         One       Five   of Fund
Sub-Accounts                                 Date       Year      Years   (if less)        Year      Years  (if less)
---------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Aggressive Growth Fund             8/21/92     17.76%     15.45%     18.19%      -99.78%      0.83%    5.59%
Select Capital Appreciation Fund          4/28/95     13.37%      N/A       21.47%     -100.00%       N/A   -18.76%
Select Value Opportunity Fund             4/30/93     23.86%      N/A       15.58%      -94.33%       N/A    -1.40%
Select International Equity Fund           5/2/94      3.81%      N/A        9.86%     -100.00%       N/A   -19.13%
Select Growth Fund                        8/21/92     33.00%     13.82%     15.03%      -86.16%     -1.20%    1.79%
Growth Fund                               4/29/85     24.15%     15.03%     15.77%      -94.08%      0.31%   11.17%
Equity Index Fund                         9/28/90     31.36%     18.16%     18.30%      -87.63%      4.13%   10.96%
Select Growth and Income Fund             8/21/92     21.54%     15.23%     14.03%      -96.41%      0.55%    0.56%
Investment Grade Income Fund              4/29/85      8.58%      6.27%      7.93%     -100.00%    -10.93%    2.43%
Government Bond Fund                      8/26/91      6.26%      4.74%      5.66%     -100.00%    -12.99%   -6.15%
Money Market Fund                         4/29/85      4.63%      3.50%      4.58%     -100.00%    -14.69%   -1.46%

Delaware Group Premium
Fund, Inc.
DGPF International Equity Series         10/29/92      5.76%     10.36%     10.02%     -100.00%     -5.57%   -5.25%

T. Rowe Price International
Series, Inc.
T. Rowe Price International
Stock Portfolio                           3/31/94      2.27%     N/A         6.82%     -100.00%       N/A   -22.11%

Fidelity Variable Insurance
Products Fund (VIP and VIP II)
Fidelity VIP Overseas Portfolio           1/28/87     10.67%     12.80%      8.36%    -100.00%      -2.47%    2.92%
Fidelity VIP Growth Portfolio             10/9/86     22.50%     16.64%     15.84%     -95.55%       2.29%   11.25%
Fidelity VIP Equity-Income Portfolio      10/9/86     27.09%     18.78%     15.37%     -91.45%       4.88%   10.74%
Fidelity VIP II Asset Manager Portfolio    9/6/89     19.69%     11.68%     11.43%     -98.06%      -3.89%    4.73%
Fidelity VIP High Income Portfolio        9/19/85     16.73%     12.60%     11.51%    -100.00%      -2.72%    6.47%

Performance returns given above are for the Vari-Exceptional Life ('93) sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. In addition, the returns assume an investment in the underlying funds listed above on the date of inception of each Fund. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------

         VARIABLE INHEIRITAGE . Average Annual Total Returns as of 12/31/97

    For easy reference, the total returns for the Variable Inheiritage sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                                          WITHOUT SURRENDER                   WITH SURRENDER AND
                                                      AND MONTHLY POLICY CHARGES            MONTHLY POLICY CHARGES
                                                      --------------------------          --------------------------
                                                                         Ten Years                         Ten Years
                                             Fund                          or Life                           or Life
                                        Inception        One       Five    of Fund         One      Five     of Fund
Sub-Accounts                                 Date       Year      Years  (if less)        Year     Years   (if less)
---------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Aggressive Growth Fund             8/21/92     17.36%     15.45%     18.19%     -85.58%     7.99%    12.03%
Select Capital Appreciation Fund          4/28/95     12.98%       N/A      21.47%     -89.79%      N/A     -4.49%
Select Value Opportunity Fund             4/30/93     23.44%       N/A      15.58%     -79.74%      N/A      6.52%
Select International Equity Fund           5/2/94      3.46%       N/A       9.86%     -98.93%      N/A     -7.50%
Select Growth Fund                        8/21/92     32.55%     13.82%     15.03%     -70.99%     6.10%     8.45%
Growth Fund                               4/29/85     23.73%     15.03%     15.77%     -79.46%     7.50%    14.24%
Equity Index Fund                         9/28/90     30.92%     18.16%     18.30%     -72.56%    11.10%    15.34%
Select Growth and Income Fund             8/21/92     21.13%     15.23%     14.03%     -81.96%     7.74%     7.30%
Select Income Fund                        8/21/92      7.91%      5.63%      5.28%     -94.66%    -3.65%    -2.97%
Investment Grade Income Fund              4/29/85      8.21%      6.27%      7.93%     -94.37%    -2.87%     5.98%
Government Bond Fund                      8/26/91      5.90%      4.74%      5.66%     -96.59%    -4.74%     0.02%
Money Market Fund                         4/29/85      4.27%      3.50%      4.58%     -98.15%    -6.27%     2.37%

Delaware Group Premium
Fund, Inc.
DGPF International Equity Series         10/29/92      5.40%     10.36%     10.02%     -97.07%     2.04%     2.13%

T. Rowe Price International
Series, Inc.
T. Rowe Price International
Stock Portfolio                           3/31/94      1.93%       N/A       6.82%    -100.00%      N/A    -10.44%

Fidelity Variable Insurance
Products Fund (VIP and VIP II)
Fidelity VIP Overseas Portfolio           1/28/87     10.29%      12.80%     8.36%     -92.37%     4.91%     6.44%
Fidelity VIP Growth Portfolio             10/9/86     22.09%      16.64%    15.84%     -81.04%     9.36%    14.31%
Fidelity VIP Equity-Income Portfolio      10/9/86     26.66%      18.78%    15.37%     -76.65%    11.80%    13.82%
Fidelity VIP II Asset Manager Portfolio    9/6/89     19.29%      11.68%    11.43%     -83.73%     3.60%     8.82%
Fidelity VIP High Income Portfolio        9/19/85     16.34%      12.60%    11.51%     -86.56%     4.68%     9.78%

Performance returns given above are for the Variable Inheiritage sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. In addition, the returns assume an investment in the underlying funds listed above on the date of inception of each Fund. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                          Product Performance Summary
--------------------------------------------------------------------------------


      VARIABLE INHEIRITAGE . Average Annual Total Returns as of 12/31/97

For easy reference, the total returns for the Variable Inheiritage sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 14.

                                                                 WITHOUT SURRENDER              WITH SURRENDER AND
                                                        AND MONTHLY POLICY CHARGES          MONTHLY POLICY CHARGES
                                                        --------------------------          ----------------------
                                                                         Ten Years                       Ten Years
                                             Fund                          or Life                         or Life
                                        Inception        One      Five     of Fund          One    Five    of Fund
Sub-Accounts                                 Date       Year     Years   (if less)         Year   Years  (if less)
------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Aggressive Growth Fund             8/21/92     17.36%     15.45%     18.19%      -87.31%   7.32%     11.43%
Select Capital Appreciation Fund          4/28/95     12.98%      N/A       21.47%      -91.47%    N/A      -5.86%
Select Value Opportunity Fund             4/30/93     23.44%      N/A       15.58%      -81.55%    N/A       5.77%
Select International Equity Fund           5/2/94      3.46%      N/A        9.86%     -100.00%    N/A      -8.64%
Select Growth Fund                        8/21/92     32.55%     13.82%     15.03%      -72.91%   5.43%      7.84%
Growth Fund                               4/29/85     23.73%     15.03%     15.77%      -81.28%   6.84%     13.99%
Equity Index Fund                         9/28/90     30.92%     18.16%     18.30%      -74.46%  10.44%     14.96%
Select Growth and Income Fund             8/21/92     21.13%     15.23%     14.03%      -83.74%   7.07%      6.69%
Select Income Fund                        8/21/92      7.91%      5.63%      5.28%      -96.27%  -4.37%     -3.64%
Investment Grade Income Fund              4/29/85      8.21%      6.27%      7.93%      -95.99%  -3.59%      5.71%
Government Bond Fund                      8/26/91      5.90%      4.74%      5.66%      -98.18%  -5.47%     -0.50%
Money Market Fund                         4/29/85      4.27%      3.50%      4.58%      -99.72%  -7.01%      2.09%

Delaware Group Premium
Fund, Inc.
DGPF International Equity Series         10/29/92      5.40%     10.36%     10.02%      -98.65%   1.35%      1.46%

T. Rowe Price International
Series, Inc.
T. Rowe Price International
Stock Portfolio                           3/31/94      1.93%      N/A        6.82%     -100.00%   N/A      -11.57%

Fidelity Variable Insurance
Products Fund (VIP and VIP II)
Fidelity VIP Overseas Portfolio           1/28/87     10.29%     12.80%      8.36%      -94.02%   4.23%      6.17%
Fidelity VIP Growth Portfolio             10/9/86     22.09%     16.64%     15.84%      -82.83%   8.70%     14.06%
Fidelity VIP Equity-Income Portfolio      10/9/86     26.66%     18.78%     15.37%      -78.50%  11.15%     13.57%
Fidelity VIP II Asset Manager Portfolio    9/6/89     19.29%     11.68%     11.43%      -85.48%   2.91%      8.49%
Fidelity VIP High Income Portfolio        9/19/85     16.34%     12.60%     11.51%      -88.28%   4.00%      9.52%

Performance returns given above are for the Variable Inheiritage sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. In addition, the returns assume an investment in the underlying funds listed above on the date of inception of each Fund. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Domestic & International Equity Market Overview

1992: U.S. economy continues its slow recovery. Larger companies downsize while smaller firms thrive.

1993: A year of low interest rates and strong growth in the emerging markets.

1994: Federal Reserve Board raises interest rates six times stalling equity markets even while corporate earnings continued to grow.

1995: Favorable economic conditions result in large gains for the U.S. equity markets. Europe turns in strongest performance of international equity markets.

1996: Despite a volatile marketplace, the U.S. stock market performs well. Internationally, European countries post the most impressive gains.

1997: Robust economic growth, declining interest rates and low unemployment produce a third consecutive year of unprecedented gains for the U.S. stock market.

  Robust economic growth, strong corporate earnings, decreasing interest rates and a stronger dollar all combined to produce a third consecutive year of unprecedented gains for the stock market in 1997.
  After a first quarter tightening of interest rates by the Federal Reserve, the economy settled into a slow-growth, low-inflation pattern. Both inflation and long-term interest rates fell, creating ideal conditions for the U.S. stock market to flourish, albeit in the face of developing weakness in Asia.
  Overall, the Dow Jones Industrial Average rose 22.6% and the S&P 500(R) stock index soared 33.4%, the first time both had risen more than 20% for three straight years. But 1997 was also characterized by greater volatility as demonstrated by the mini-correction on October 27, when the Dow Jones Industrial Average plummeted more than 550 points in what proved to be the biggest point-drop ever. Even though the stock market rebounded with a 4.7% gain the next day, this activity clearly shook investor confidence.
  Overall, U.S. equity performance was dominated by large-cap companies as it had been in the last two years. Although small- and mid-cap stocks rallied for a short time during the third quarter, the brand name value and diversified structure of large caps prevailed. In fact, the same big companies which led the Dow Jones Industrial Average above 7000 in February and over 8000 in July proved to be the year's winners. These companies included Coca-Cola, International Business Machines, General Electric and Gillette.
  In terms of sector performance, financial services companies led the market's record-smashing gains, as surging merger and acquisition activity caused valuations to climb on these issues along with their prices.
  In addition, telecommunications, cable, airline and electric-utility stocks all posted particularly healthy returns for the year.
  Technology stocks, however, accounted for a large number of the market's most disappointing stocks in 1997. As weakening demand and declining profits mounted, these stocks fell from their posi-

[TIME LINE APPEARS HERE]

Dow Jones Industrial Average climbs to a record-breaking 7000.

[GRAPHIC APPEARS HERE]

Technology stocks decline amidst worries about declining demand and profits.

[GRAPHIC APPEARS HERE]

Despite skepticism, the robust U.S. economy continues its momentum from 1996.

In response to signs of rising inflation, the Federal Reserve raises the Federal Funds Rate by .25%.

[GRAPHIC APPEARS HERE]

Japanese stocks deliver strong returns in the second quarter.

[GRAPHIC APPEARS HERE]
tion as one of the best performing groups in recent years to a lagging industry. Worst hit were semiconductor companies, considered most vulnerable to a slump in Asian demand for high-tech goods.
On the global front, political and financial turmoil throughout much of Asia characterized international markets in 1997. An environment of spiraling debt, asset deflation and collapsing economic growth caused a significant loss of investor confidence, particularly in Thailand, Malaysia and Singapore. Although Japan gained 22% during the second quarter, this increase occurred in spite of the disarray in the country's financial sector and domestic economy. The gain, however, was short-lived as the effects of the financial crisis in other parts of Asia began to move into Japan.
  Because the crisis in Asia was felt in other parts of the world, international equity markets as a whole produced widely divergent results. European markets were generally good performers, with Switzerland and Italy finishing the year on top with returns in excess of 35%. In the United Kingdom, strong corporate earnings results, particularly from the financial services sector, proved to be the foundation for a solid year.
  The emerging markets of Latin America and Eastern Europe, which had experienced some spectacular gains during the first half of 1997, didn't escape the impact of the Asian currency crisis. Throughout the first half of the year, Latin American markets rose sharply, benefiting from the region's strong export growth, low inflation, massive foreign capital inflows and surging local capital markets. Most notably, Mexico performed with surprising resilience. But results were pared back in the Fall as investors worried about the fundamental strength of Latin American economies.
  As 1998 begins, the outlook for the U.S. stock market is mixed. While a steady U.S. economy with stable inflationary characteristics generally bodes well for stocks, there is concern about the financial turmoil in Southeast Asia and its potential affects on domestic equities. Given this outlook, more normal returns from domestic stocks are forecast by many Wall Street analysts.
  But several factors could disrupt international equity markets as well. Tighter labor markets, slowing corporate earnings, deflationary pressure from weak Asian currencies and the unknown effect of the upcoming European Monetary Union in 1999 could all bring volatility. Many forecasters expect stock prices to be torn between upward influences from lower interest rates which boost price/earnings multiples and downward pressure from softening profits.


[TIME LINE APPEARS HERE]

The Dow Jones Industrial Average tops 8000 in one of the market's largest gains of the year.

[GRAPHIC APPEARS HERE]

On Oct. 27, the Dow Jones plunges more than 550 points, the biggest point-drop ever, shaking investor confidence.

Italy and Switzerland draw top honors for the year's best-performing global markets for U.S. investors.

[GRAPHIC APPEARS HERE]

Consumer Price Index (CPI) indicates slowing inflation, posting one of the lowest growth rates ever.

[GRAPHIC APPEARS HERE]

Financial and political turmoil grips Asia, producing seven of the year's worst performing markets.

--------------------------------------------------------------------------------
                         Select Aggressive Growth Fund
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER:
Nicholas-Applegate Capital Management, L.P.

ABOUT THE FUND:
Invests in companies whose potential for rapidly growing earnings is not fully reflected in their stock price.

PORTFOLIO COMPOSITION:
As of December 31, 1997, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

Technology              14%
Durable Goods           13%
Finance                 11%
Computers and Software  11%
Retail                  10%
Energy                   8%
Electronics              7%
Consumer Products        5%
Cash Equivalents         1%
Other                   20%

The Select Aggressive Growth Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks. The Lipper Capital Appreciation Fund Average is a non-weighted index of 233 funds within the capital appreciation investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.


The Select Aggressive Growth Fund returned 18.71% for the one-year period ended December 31, 1997, yet trailed the 24.36% return of the Russell 2500 Index for the same period.
  Most of this Fund's underperformance occurred in the fourth quarter as the effects of the Asian financial crisis pushed small- and mid-cap stocks sharply lower, especially technology issues. Because the Fund had 25% of its holdings allocated to technology-related sectors versus 16% for its Index, the downturn in Asia hit the Fund rather hard. This overweighting, plus an exposure to manufacturing and consumer services, two sectors which also suffered, were the prime factors in the underperformance.
  On the brighter side, stock selection in the financial services and energy sectors benefited performance. Financial services holdings such as Bear Stearns Cos. Inc., North Fork Bancorp, and Greenpoint Financial Corp., all reported strong gains due to record-setting performance, earlier merger activity and increased loan growth.
  Despite concerns over oil price declines and the possibility of the United Nations lifting the Iraqi trade embargo, energy stocks were also a bright spot for the Fund. These stocks benefited from strong industry trends, healthy business in oilfield services and increasing demand in contract drilling.
  The Fund's managers outlook for 1998 is cautiously optimistic. While low inflation, moderate growth and high employment rates continue to provide a favorable backdrop for the U.S. economy, the Asian financial crisis poses a threat to the global economy. Concerned about the effects this crisis could have on U.S. companies' earnings, the Fund's managers anticipate an economic slowdown in the U.S. in 1998. In fact, signs of this slowing demand from Asian buyers is already evident in actions such as Thai Airways recently canceled airplane order with Boeing.
  As the U.S. economy slows, the Fund's managers believe that growth stocks represent the most attractive potential. Because of their reliable earnings' stream, these stocks have historically outperformed value stocks during similar periods. In addition, small- and mid-cap stocks continue to exhibit excellent growth rates and valuations, especially after four years of underperformance relative to large-cap stocks.


--------------------------------------------------------------------------------
                   Growth of a $10,000 Investment since 1992
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]



         Date       Select Aggressive Growth Fund    Russell 2500 Index
        -----       ----------------------------    ------------------
         8/92                $10,000                     $10,000
        12/97                $26,049                     $26,057

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

Years ended December 31, 1997             One Year     Five Years   Life of Fund
--------------------------------------------------------------------------------
Select Aggressive Growth Fund              18.71%        16.80%        19.57%
Russell 2500  Index                        24.36%        17.59%        19.60%
Lipper Capital Appreciation Fund Average   20.27%        15.17%        16.38%

--------------------------------------------------------------------------------
                       Select Capital Appreciation Fund
--------------------------------------------------------------------------------


  With a return of 14.28% for the one-year period ended December 31, 1997, the Select Capital Appreciation Fund significantly underperformed the Russell 2500 Index of 24.36% for the same period.

  Contributing to this Fund's underperformance was the continuing appeal of large-cap stocks over small and mid-sized stocks and the disappointing performance of certain industry sectors. As small- and mid-caps came under tremendous pricing pressures, investors grew infatuated with more liquid issues and favored larger global company stocks in the first half of the year. When investors finally did focus on the small- and mid-sized stocks, it was mostly in the technology and energy sectors, which were underweighted in this Fund.

  Several investments within the Fund proved disappointing. In particular, the Fund's holdings in the wireless communications, restaurant and discretionary consumer services sectors did not perform as expected. This factor along with underweighting key sectors, held back performance for the year. Consequently, the Fund's superior performance from earlier periods was eroded.

  As 1997 progressed, even seemingly good news for some of the Fund's top holding didn't translate into expected results. Papa John's, Barnett and Omnicare, for example, all experienced impressive sequential earnings growth. But these stocks only received lukewarm response from the market. In addition, Fastenal, a long-time holding, retraced earlier gains as a larger sales force was required to market several of its newest products. Unanticipated expenses from these added resources forced the company to miss earnings expectations, which hurt the stock price.

  Although 1997 was difficult, the Fund's manager has a positive long-term outlook and continues to focus on companies that can deliver dramatic earnings growth, regardless of economic conditions. If the economy slows as projected, the Fund's manager believes that the market will take notice of these kinds of companies and drive up the price of their stocks.


                   Growth of a $10,000 Investment since 1995

                           [LINE CHART APPEARS HERE]

                                                                Russell
                               Select Capital                     2500
         Date                Appreciation Fund                   Index
         ----                -----------------                  -------
         4/95                     $10,000                       $10,000
         12/97                    $17,552                       $18,023


--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

Years ended December 31, 1997            One Year     Five Years    Life of Fund
--------------------------------------------------------------------------------
Select Capital Appreciation Fund           14.28%        N/A          22.89%
Russell 2500 Index                         24.36%       17.59%        24.24%
Lipper Capital Appreciation Fund Average   20.27%       15.17%        21.12%


INVESTMENT SUB-ADVISER:
Janus Capital Corporation

ABOUT THE FUND:
The Fund seeks to construct a concentrated portfolio of rapidly growing reasonably valued stocks.

PORTFOLIO COMPOSITION: As of December 31, 1997, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

Finance                 14%

Foreign Common Stocks   13%

Communications          11%

Retail                   9%

Business Services        8%

Health Services          8%

Consumer Services        6%

Electronics              6%

Cash and Equivalents     4%

Other                   21%


The Select Capital Appreciation Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks. The Lipper Capital Appreciation Fund Average is a non-weighted index of 233 funds within the capital appreciation investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                         Select Value Opportunity Fund
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER:
Cramer Rosenthal McGlynn, LLC

ABOUT THE FUND:
Invests in attractively valued small- to mid-sized companies believed to have above-average potential for capital appreciation.

PORTFOLIO COMPOSITION:
As of December 31, 1997, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

Durable Goods           19%

Consumer Products       11%

Energy                  10%

Retail                   9%

Utilities                9%

Finance                  7%

Health Care              7%

Technology               4%

Cash and Equivalents    11%

Other                   13%


The Select Value Opportunity Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 2500 and 2000 Indices are unmanaged composites of 2,500 and 2,000 small-to-mid capitalization stocks, respectively. The Lipper Small Company Growth Fund Average is a non-weighted index of 470 small company growth funds. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.



With a healthy return of 24.85% for the one-year period ended December 31, 1997, the Select Value Opportunity Fund kept pace with the 24.36% return of the Russell 2500 Index for the same period.

  Several factors contributed to the Fund's performance. First, the diversified structure of the Fund accentuated the value of good stock selection within each sector. In consumer staples and retail, the Fund generated strong returns from its holdings in Owens Illinois and Fred Meyer, respectively. These issues benefited from strong management and successful acquisition strategies.

  The financial sector also outperformed the market. While specific selections, such as John Hancock Bank and Thrift Opportunity Fund, Union Planters Corp., Beneficial Corp. and Golden State Bancorp delivered impressive returns, the Fund was underweighted in this sector. This restrained the Fund's otherwise strong performance.

   During 1997, the Fund's managers maintained their value-oriented investment strategy, giving the highest priority to selecting attractively priced issues in the market. For instance, the managers added Cincinnati Bell in the fourth quarter, as they felt this company demonstrated above-average earnings growth potential relative to its telecommunications peer group.

  In looking ahead, the Fund's managers forecast a volatile year for stocks of multinational corporations if economic and political conditions continue to deteriorate in Asia. Given this, they believe astute stock selection and strict attention to valuation will provide greater relative returns. They will remain committed to their value approach of investing in the small- and mid-cap markets. Since these types of companies have little or no exposure to foreign influences, their earnings should be relatively immune to the "Asian flu."

  Also, the managers believe that small- and mid-cap issues now have relatively modest valuations, having underperformed the large cap sector for over two years. In a potential environment of increasing volatility, the managers believe the market will tend to reward investors in reasonably priced stocks of well-run companies with increasing earnings.


                   Growth of a $10,000 Investment since 1993

                           [LINE GRAPH APPEARS HERE]

                              Select
                              Value        Russell    Russell
                            Opportunity     2000       2500
               Date            Fund         Index      Index
               ----            ----         -----      -----

                4/93         $10,000       $10,000    $10,000
               12/97         $20,772       $21,073    $22,093

-------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

Years ended December 31, 1997            One Year     Five Years    Life of Fund
--------------------------------------------------------------------------------
Select Value Opportunity Fund              24.85%        N/A          16.93%
Russell 2000 Index                         22.36%       16.41%        17.32%
Russell 2500 Index                         24.36%       17.59%        18.52%
Lipper Small Company Growth Fund Average   20.63%       16.51%        17.94%

--------------------------------------------------------------------------------
                  T. Rowe Price International Stock Portfolio
--------------------------------------------------------------------------------


  Despite Asian market volatility, the T. Rowe Price International Stock Portfolio achieved a 3.09% return for the one-year period ended December 31, 1997. This outpaced the Morgan Stanley EAFE Index of 2.06% for the same period.

  Political and financial turmoil throughout much of Asia characterized international markets in 1997. Spiraling debt, asset deflation and collapsing economic growth caused investors to lose confidence in this part of the world.

  Against this backdrop, international equity markets produced widely divergent results. European markets generally fared well, with Switzerland and Italy ending the year as the best performers. Latin American markets rose sharply despite their Asia-induced stumble at year-end. But results from Asia were quite poor, as this area produced seven of the worst-performing equity markets of the year.

  Portfolio performance remained ahead of the benchmark in 1997. Positive country allocation compensated for negative stock selection. Underweighted holdings in Japan and overweighted positions in Latin America added value to the Portfolio. These results, however, were eroded by an underweighting in the United Kingdom and an overweighted position in smaller Asian markets during the first half of the year.

  The Portfolio's stock selection did not fare well this year. In Europe, the managers' favorite growth picks in both the Netherlands and Germany started out slow. However, stock selection in Japan added value as internationally competitive manufacturing companies had a good year, primarily aided by a weaker yen.

  As the year progressed, the managers adjusted the Portfolio's allocations. They reduced positions in European companies with substantial business in Asia. They reduced exposure to Malaysia, Singapore and Hong Kong even further, selling out of financial and real estate companies. In Latin America, the Portfolio's managers took profits in Brazil and Argentina and added to media company, Televisa in Mexico.

  Looking ahead, the Portfolio's managers expect performance to be driven by the European and Latin American equity markets. While they also believe there could be brief rallies in some of the Asian markets, the structural problems there may take years to resolve.


                   Growth of a $10,000 Investment since 1994

                           [LINE CHART APPEARS HERE]

                            T. Rowe Price
                            International           Morgan Stanley
             Date           Stock Portfolio            EAFE Index
             ----           ---------------          --------------

             3/94              $10,000                   $10,000
             12/97             $13,384                   $12,165


                         Average Annual Total Returns

Years ended December 31, 1997               One Year   Five Years  Life of Fund
--------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio    3.09%        NA        8.07%
Morgan Stanley EAFE Index                      2.06%      11.71%      6.44%
Lipper International Fund Average              5.49%      12.10%      6.75%


INVESTMENT ADVISER:
Rowe Price-Fleming International, Inc.

ABOUT THE FUND:
The Portfolio seeks long-term growth through a highly diversified portfolio of foreign stocks.

PORTFOLIO COMPOSITION:
As of December 31, 1997, the geographic allocation of net assets was:

[PIE CHART APPEARS HERE]

Japan                   18%

United Kingdom          19%

Netherlands             10%

France                   9%

Switzerland              7%

Germany                  6%

Italy                    4%

Brazil                   4%

Sweden                   3%

Spain                    2%

Other                   18%


Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFE Index is an unmanaged index of European, Australian & Far East stocks. The Lipper International Fund Average is a non-weighted index of 426 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                       Fidelity VIP* Overseas Portfolio
--------------------------------------------------------------------------------

INVESTMENT ADVISER:
Fidelity Management & Research Company

ABOUT THE FUND:
Seeks long-term capital appreciation, invests primarily in foreign securities whose principal business activities are outside the U.S.

PORTFOLIO COMPOSITION:
As of December 31, 1997, the geographic allocation of net assets was:

[PIE CHART APPEARS HERE]

Japan                   18%

United Kingdom          16%

France                  13%

USA                      9%

Netherlands              8%

Sweden                   6%

Switzerland              5%

Germany                  4%

Canada                   3%

Australia                3%

Cash Equivalents         8%

Other                    7%



Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFE Index is an unmanaged index of European, Australian & Far East stocks. The Lipper International Fund Average is a non-weighted index of 426 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.



  The Fidelity VIP* Overseas Portfolio returned 11.56% for the one-year period ended December 31, 1997, beating the Morgan Stanley EAFE Index of 2.06% for the same period.

  With the exception of Southeast Asia, international markets generally performed well in 1997. Business conditions in Europe and Great Britain were upbeat, despite rising interest rates in England and disturbingly high unemployment in Germany. Most European markets registered solid double-digit returns with Italian and Swiss markets leading the list.

  However, with almost no growth and weak consumer spending, Japan's economy struggled. The Japanese stock market continued its bearish trend, ending the year at its lowest level in two years. Most other Southeast Asian markets suffered steep losses during the fourth quarter, reversing, and in some cases even eliminating, a decade of appreciation. Major currency devaluations and sharply higher interest rates caused major disruptions in the economies of Thailand, Indonesia, Malaysia and South Korea.

  While the Hong Kong dollar held its peg to the U.S. dollar, dominant real estate and finance industries were pressured by higher domestic interest rates.

  Given this backdrop, the Portfolio's performance was aided by several favorable factors. First, not only was it significantly underweighted in the poorly performing Japanese market, the Portfolio benefited from excellent stock selection within this market. Holdings such as Takeda Chemical and Fuji Photo Film proved to be notable performers for the Portfolio.

  Overweighted positions, particularly in the strong French and Dutch markets, along with negligible positions in Hong Kong and Southeast Asia also served the Portfolio well. Unfortunately, holdings in Japanese financial institutions undermined performance.

  As of year end, the Portfolio is underweighted in the United Kingdom, Japan, Germany, Spain, Italy, Hong Kong and Switzerland while overweighted in investments in France, The Netherlands and Sweden. Financials remain the largest industry sector represented in the portfolio followed by health care, durables manufacturers and basic industries.


                   Growth of a $10,000 Investment since 1987

                           [LINE GRAPH APPEARS HERE]


      Date    Fidelity VIP Overseas Portfolio   Morgan Stanley EACE Index
      -----   -------------------------------   -------------------------
      12/87              $10,000                       $10,000
      12/97              $25,058                       $18,877


                         Average Annual Total Returns

Years ended December 31, 1997            One Year     Five Years    Life of Fund
--------------------------------------------------------------------------------
Fidelity VIP* Overseas Portfolio           11.56%       14.12%        9.62%
Morgan Stanley EAFE Index                   2.06%       11.71%        6.54%
Lipper International Fund Average           5.49%       12.10%        9.37%

*VIP refers to Variable Insurance Products Fund.

--------------------------------------------------------------------------------
                        Select International Equity Fund
--------------------------------------------------------------------------------

  For the one-year period ended December 31, 1997 the Select International Equity Fund returned 4.65%, outperforming the 2.06% return of the Morgan Stanley EAFE Index for the same period.

  Despite the financial turmoil in South East Asia and the Far East, global equity markets fared well during 1997. Steady economic growth and low inflation were the springboard for rising stock prices, especially in Europe. Switzerland finished the year as the best-performing market. Solid returns were also posted by the Dutch, Italian and German exchanges.

  The Fund's manager uses a value-oriented thematic investment style. During 1997, the Positive Banking Environment theme added significant value to the portfolio. Barclays Bank, for instance, was the biggest contributor to this theme's performance. Banco de Santander also contributed favorably due to good earnings news.

  In the Health Care theme, Novartis, the Fund's largest holding, benefited as the merger of Ciba Geigy and Sandoz proceeded better than expected. Glaxo Wellcome also performed well as it announced plans to release new drugs in the coming years to treat asthma, AIDS and migraines.

  Consumer-oriented stocks also enjoyed strong results. Here, one of the Fund's largest holdings, B.A.T Industries, added value by announcing plans to merge its financial services divisions with Zurich Insurance Group. The proposed merger will create an insurance giant with a market capitalization of $37 billion, making it the second largest insurer in Europe.

  Looking ahead, the Fund's managers expect the recovery in Asia to take time. They observe that because government leaders have been slow to admit the extent of their problems, they have eroded investor confidence. The managers believe, however, that selected companies in Japan that have restructured their operations can deliver strong earnings growth despite worsening GDP forecasts.

  The Fund's managers anticipates that the European Monetary Union will play a strong role in equity market performance over the next few years. Increased merger and acquisition activity is likely to create a favorable market, particularly for financial, pharmaceuticals and telecommunications stocks.

                   Growth of a $10,000 Investment since 1994

                           [LINE GRAPH APPEARS HERE]

                              Select
                           International               Morgan Stanley
          Date              Equity Fund                  EAFE Index
          ----             -------------               --------------

          5/94                $10,000                      $10,000
          12/97               $14,733                      $12,118


                          Average Annual Total Returns

Years ended December 31, 1997           One Year    Five Years    Life of Fund
--------------------------------------------------------------------------------
Select International Equity Fund         4.65%         N/A           11.14%
Morgan Stanley EAFE Index                2.06%        11.71%          5.38%
Lipper International Fund Average        5.49%        12.10%          6.11%

INVESTMENT SUB-ADVISER:
Bank of Ireland Asset Management
(U.S.) Limited

ABOUT THE FUND:
Seeks maximum long-term total return by investing in established non-U.S. companies based on fundamental value and strong opportunities for growth.

PORTFOLIO COMPOSITION:
As of December 31, 1997, the geographic allocation of net assets was:

     [PIE CHART APPEARS HERE]

United Kingdom                  32%
Japan                           16%
Switzerland                     13%
Netherlands                     10%
Germany                          7%
Australia                        6%
Singapore                        4%
France                           2%
Cash Equivalents                 2%
Other                            8%

The Select International Equity Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFE Index is an unmanaged index of European, Australian & Far East stocks. The Lipper International Fund Average is a non-weighted index of 426 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                       DGPF* International Equity Series
--------------------------------------------------------------------------------

INVESTMENT ADVISER:
Delaware International Advisers Ltd.

ABOUT THE FUND:
A value-oriented equity portfolio which seeks capital appreciation and income by investing in companies domiciled outside the United States.

PORTFOLIO COMPOSITION:
As of December 31, 1997, the geographic allocation of net assets was:

     [PIE CHART APPEARS HERE]

United Kingdom                  29%
Japan                           13%
Australia                       10%
Germany                          9%
France                           8%
Netherlands                      6%
Spain                            6%
Hong Kong                        4%
Belgium                          3%
New Zealand                      3%
Other                            9%


Portfolio composition will vary over time.

Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFE Index is an unmanaged index of European, Australian & Far East stocks. The Lipper International Fund Average is a non-weighted index of 426 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

  With a total return of 6.60% for the one-year period ended December 31, 1997, the DGPF* International Equity Series outpaced the 2.06% total return of the Morgan Stanley EAFE Index for the same period.

  The past year proved to be truly challenging for overseas investors. Currency devaluations that began in Thailand spread throughout the Pacific Rim in the fourth quarter. Growing economic issues and high debt levels compounded this problem further, negatively affecting stocks of emerging markets in Asia, and even in Japan.

  With almost 19% of its assets invested in Asian countries at year end, the Series felt the effects of this market decline, posting a total return of -6.95% for the fourth quarter, which actually was a better return than most international equity funds. Thanks to several key factors, however, the Series was able to steer clear of most other disappointments during 1997.

  First, a value-oriented investment approach guided the managers to underweight holdings in some Pacific Rim markets, such as Japan. While most of the Series' Japanese securities were selling below the Series' average purchase price at year end, these unrealized losses were offset by relatively stronger market performance in Australia and New Zealand.

  Next, disciplined stock selection also helped preserve principal, particularly in Western European countries. Holdings in this area of the world fared well as Continental Europe enacted measures to make way for a single currency in 1999. The most noteworthy performance came from value-oriented stocks in the Netherlands, Belgium and Spain. Unfortunately, those same value parameters did not allow the Series to participate in ongoing capital appreciation in "overvalued" markets such as Switzerland and Denmark.

  The Series performance benefited from strategic allocations in the telecommunications, utility and credit sensitive stocks. These sectors in particular had the biggest impact on the Series' total return for 1997.

  Going forward, the managers for the Series will continue to seek long-term growth without undue risk to principal by investing mainly in value-oriented stocks of foreign companies, offering superior income and appreciation potential.


                   Growth of a $10,000 Investment since 1992

                           [LINE GRAPH APPEARS HERE]


                                   DGPF                   Morgan
                              International               Stanley
           Date               Equity Series             EAFE Index
           ----               -------------             ----------
           10/92                 $10,000                  $10,000
           12/97                 $17,312                  $17,661


                         Average Annual Total Returns

Years ended December 31, 1997           One Year    Five Years    Life of Fund
--------------------------------------------------------------------------------
DGPF* International Equity Series        6.60%        11.65%        11.30%
Morgan Stanley EAFE Index                2.06%        11.71%        11.64%
Lipper International Fund Average        5.49%        12.10%        12.25%

*DGPF refers to Delaware Group Premium Fund.

--------------------------------------------------------------------------------
                         Fidelity VIP* Growth Portfolio
--------------------------------------------------------------------------------

  Posting a gain of 23.48% for the one-year period ended December 31, 1997, the Fidelity VIP* Growth Portfolio outpaced the 20.27% return of the Lipper Capital Appreciation Fund Average but trailed the S&P 500(R) Index of 33.35% for the same period.

  As the U.S. economy continued its advance from 1996, it was characterized by modest expansion, low inflation, and declining unemployment in 1997, all of which boded well for the U.S. equity market.

  Throughout the year, large-cap securities dominated the market. During the second half, this trend was reinforced as the financial crisis in Asia fostered concerns over the health of the global economy and sent investors fleeing toward the megacap portion of the market.

  More specifically, investors seemed to focus on the value segment of large caps as the Russell 1000 Value Index outpaced the Russell 1000 Growth Index by 2.24%. For example, the financial services sector, typically aligned with the value end of the market, turned in tremendous year-long performance. By contrast the technology sector, dominated by growth stocks, suffered a dramatic downturn in the fourth quarter, as turmoil spread throughout the Asian markets.

  Given this scenario, the Portfolio's return was impacted by disappointing stock selection in the technology sector, which included positions in the depressed networking group. Stocks such as Cisco Systems, Intel and Oracle suffered large declines during the first quarter based on concerns over weakening demand. Although the Portfolio benefited from this sector's strong rebound during the third quarter, investors eventually rotated out of the technology sector altogether in the wake of the crisis in the Far East.

  A significant underweighting in finance companies also held back performance. Although this sector benefited from consolidations and declining interest rates during the year, the underweighted position caused the Portfolio to miss out on fully capturing these gains.

  In keeping with the Portfolio's investment objective, the managers will continue to seek long-term capital appreciation by investing in common stocks with solid growth prospects.

                   Growth of a $10,000 Investment since 1987

                           [LINE GRAPH APPEARS HERE]

                                   Fidelity       S & P
                                  VIP Growth       500
                       Date       Portfolio       Index
                       ----       ---------       -----

                       12/87       $10,000       $10,000
                       12/97       $48,846       $52,448

                         Average Annual Total Returns

Years ended December 31, 1997           One Year    Five Years    Life of Fund
--------------------------------------------------------------------------------
Fidelity VIP* Growth Portfolio           23.48%       18.00%        17.19%
S&P 500(R)Index                          33.35%       20.25%        18.02%
Lipper Capital Appreciation Fund Average 20.27%       15.17%        14.47%

*VIP refers to Variable Insurance Products Fund.


Investment Adviser:
Fidelity Management & Research Company

About The Fund:
The Portfolio seeks long-term capital appreciation by investing principally in common stocks with above-average growth prospects.

Portfolio Composition:
As of December 31, 1997, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

Technology                           21%
Health Care                          17%
Finance                              10%
Non-Durables                          9%
Retail & Wholesale                    9%
Media & Leisure                       8%
Energy                                7%
Utilities                             5%
IndustrialMachine & Equipment         2%
Services                              2%
Cash Equivalents                      5%
Other                                 5%

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Capital Appreciation Fund Average is a non-weighted index of 233 capital appreciation mutual funds. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                               Select Growth Fund
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER:
Putnam Investment Management, Inc.
(Sub-Adviser since 7/1/96.)

ABOUT THE FUND:
Seeks long-term growth of capital by investing in stocks of companies believed to have significant potential for capital appreciation.

PORTFOLIO COMPOSITION:
As of December 31, 1997, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

Finance                    18%
Durable Goods              14%
Chemicals and Drugs        12%
Retail                     12%
Technology                  8%
Consumer Products           7%
Energy                      4%
Food and Beverage           4%
Cash Equivalents            2%
Other                      19%

The Select Growth Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Growth Fund Average is a non-weighted index of 833 funds within the growth investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

  With an outstanding return of 34.06% for the one-year period ended December 31, 1997, the Select Growth Fund outperformed both the Lipper Growth Fund Average of 25.18% and the 33.35% return of the S&P 500(R) Index for the same period.

  After a first quarter tightening of interest rates by the Federal Reserve, the economy settled into a slow-growth, low-inflation pattern. Both interest rates and long-bond yields fell, creating ideal conditions for the U.S. stock market to flourish, albeit in the face of developing weakness in Asia.

  As concern regarding the Asian economic slowdown and its effect on corporate earnings mounted, volatility increased, punctuated by a 7% decline on October 27th. This uneasiness prompted investors to favor large-cap stocks, as they had for much of 1997, specifically in domestic industries.

  Given this backdrop, the Fund captured performance from several sources. An overweighting in top-performing sectors, such as finance and consumer products, proved favorable as did strong stock selection among banks and computer software.

  The Fund's outperformance can also be attributed to maintaining underweighted positions in lagging sectors, such as energy and basic industry, strong stock selection even in these groups aided performance for the year.

  Two key allocation decisions hindered the Fund's performance in 1997. First, it was overweighted in the technology sector, which retreated in the fourth quarter. It also maintained an underweighted position in utilities, which staged a late-year rally. Some of the Fund's holdings in cyclical industries were also a drag on performance.

  The Fund's managers continue to identify corporations whose earnings growth can sustain the uncertainties of the global economy, yet benefit from U.S. economic growth. The managers continue to overweight holdings in technology, though less heavily than previously. They are also overweighting exposure to finance, major pharmaceuticals and consumer products, such as retail, lodging and publishing.

  Conversely, the managers are reducing exposure to health services, energy, capital goods and basic industry, as they predict that the less-than-robust global outlook could mar performance of these cyclicals.

                   Growth of a $10,000 Investment since 1992

                           [LINE GRAPH APPEARS HERE]

                                   Select         S & P
                                   Growth          500
                       Date         Fund          Index
                       ----         ----          -----

                        8/92      $10,000        $10,000
                       12/97      $22,522        $26,715


                          Average Annual Total Returns

Years ended December 31, 1997           One Year     Five Years   Life of Fund
--------------------------------------------------------------------------------
Select Growth Fund                       34.06%       15.15%        16.37%
S&P 500(R) Index                         33.35%       20.25%        20.23%
Lipper Growth Fund Average               25.18%       16.44%        17.51%

--------------------------------------------------------------------------------
                                  Growth Fund
--------------------------------------------------------------------------------

  The Growth Fund produced a 25.14% return for the one-year period ended December 31, 1997, essentially paralleling the return of the Lipper Growth Fund Average but trailing the S&P 500(R) Index of 33.35% for the same period.

  Falling inflation and supportive financial markets contributed to a strong U.S. economy throughout 1997. The stock market enjoyed record gains and price appreciation all year long, quickly recovering from the 7% October 27th price shock, in which the Dow Jones Industrial Average fell more than 550 points.

  Despite the overall strength of the U.S. stock market throughout 1997, the Growth Fund underperformed its benchmark for several reasons. In keeping with their long-term investment style, the managers sought "value" stocks that trade at a discount to the market and/or their industry. This strategy prevented the Fund from holding several of the year's "overvalued", but top-performing issues, such as General Electric, Coca-Cola, Procter & Gamble, Pfizer and Johnson & Johnson. These five stocks contributed over one percentage point of the 2.87% total return of the S&P 500(R) Index during the fourth quarter.

  In addition, sector allocations resulted in mixed performance for the Fund in 1997. On the positive side, the Fund was overweighted in consumer services and food and tobacco, all of which fared well for the year. Underweighted positions in technology and energy, two of this year's laggards, also added to relative performance.

  An overweighted exposure to the heavy industry and consumer durables sectors, however, had a negative effect on performance. Likewise, a 9% cash position designed to control risk, worked against overall results.

  Long-recognized for its high return and low volatility, the Growth Fund was less volatile than the S&P 500(R) for the year as it has been for many years.

  Although the Fund sacrificed some potential gain by staying the course and investing in issues that exhibited low price-to-earnings and price-to-cash flow ratios, the Fund's managers believe this strategy should ultimately deliver superior long-term investment performance in virtually all plausible market scenarios.

                   Growth of a $10,000 Investment since 1987

                           [LINE GRAPH APPEARS HERE]


             Date            Growth Fund          S&P 500 Index
             -----           -----------          -------------
             12/87             $10,000              $10,000
             12/97             $48,568              $52,448


                         Average Annual Total Returns

Years ended December 31, 1997           One Year    Five Years    Ten Years
--------------------------------------------------------------------------------
Growth Fund                              25.14%       16.37%        17.12%
S&P 500(R) Index                         33.35%       20.25%        18.02%
Lipper Growth Fund Average               25.18%       16.44%        15.93%

INVESTMENT SUB-ADVISER:
Miller Anderson & Sherrerd, LLP

ABOUT THE FUND:
Seeks long-term growth of capital by investing in stocks that are believed to represent significant underlying value.

PORTFOLIO COMPOSITION:
As of December 31, 1997, the sector allocation of net assets was:

   [PIE CHART APPEARS HERE]

Durable Goods              20%
Finance                    13%
Chemicals and Drugs         9%
Consumer Staples            6%
Energy                      6%
Consumer Products           6%
Building and Construction   5%
Utilities                   5%
Technology                  4%
Corporate Bonds and Notes   4%
Other                      22%

The Growth Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Growth Fund Average is a non-weighted index of 833 funds within the growth investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                               Equity Index Fund
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER:
Allmerica Asset Management, Inc.

ABOUT THE FUND:
Aims to replicate the returns of the S&P 500(R) Index.

PORTFOLIO COMPOSITION:
As of December 31, 1997, the sector allocation of net assets was:

  [PIE CHART APPEARS HERE]

Finance                  17%
Durable Goods            16%
Chemicals and Drugs      13%
Consumer Products        10%
Energy                    8%
Technology                8%
Utilities                 8%
Consumer Staples          7%
Retail                    5%
Other                     8%

The Equity Index Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper S&P 500(R) Index Fund Average is a non-weighted index of 67 funds within the S&P 500(R) Index investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

  For the one-year period ended December 31, 1997, the Equity Index Fund posted a 32.41% net return, slightly less than the S&P 500(R) Index return of 33.35% for the same period.

  For the majority of 1997, the stock market experienced record performance -- both up and down. Overall, the Dow Jones Industrial Average rose 22.64% and the S&P 500(R) stock index soared, the first time both had risen more than 20% for three straight years.

  But this past year was also characterized by greater volatility as demonstrated by the mini-correction on October 27, where the Dow Jones Industrial Average plummeted 554.26 points, or 7.18%. This proved to be the biggest point-drop ever, and the largest decline in percentage terms since Black Monday in 1987. While the stock market rebounded with a 4.7% gain the next day, this activity clearly shook investor confidence.

  Despite the increased volatility, the stock market ended quite strong. This was driven by strong earnings in a variety of sectors including, financial services, securities dealers, banks, pharmaceutical companies and apparel retailers. Also supporting stock prices was an overall increase in the price/earnings ratio from 16-to-19 times analysts' estimated earnings.

  On the other hand, footwear, metal and commodity stocks were the year's laggards along with heavy construction equipment manufacturers and casinos, all of which finished the year with negative returns.

  As 1998 begins, the Fund managers' outlook for the U.S. stock market is mixed. While a steady U.S. economy with stable inflationary characteristics generally bodes well for stocks, they remain concerned about the financial turmoil in Southeast Asia -- and its potential effects on domestic equities.

                   Growth of a $10,000 Investment since 1990

                           [LINE GRAPH APPEARS HERE]

             Date            Equity Index Fund       S&P 500 Index
             ----            -----------------       -------------
             9/90                 $10,000               $10,000
            12/97                 $36,823               $38,437



                          Average Annual Total Returns

Years ended December 31, 1997           One Year    Five Years   Life of Fund
--------------------------------------------------------------------------------
Equity Index Fund                        32.41%       19.54%        19.68%
S&P 500(R) Index                         33.35%       20.25%        20.41%
Lipper S&P 500(R) Index Fund Average     32.60%       19.74%        19.94%

--------------------------------------------------------------------------------
                     Fidelity VIP* Equity-Income Portfolio
--------------------------------------------------------------------------------

  The Fidelity VIP Equity-Income Portfolio returned 28.11% for the one-year period ended December 31, 1997, trailing the S&P 500(R) Index of 33.35% but staying ahead of the Lipper Equity Income Average of 27.44% for the same period.

  Investors began 1997 fearful of a major market correction and worried about inflation. By the end of the first quarter, the Federal Reserve raised interest rates in a preemptive strike against inflation and an overheating economy.

  While the U.S. economy grew at a steady pace for much of the year, market volatility increased during the third quarter. First, currency devaluation in Thailand set the stage for broader economic problems in other Asian markets. Then, on October 27th, the Dow Jones Industrial Average sank 554 points as the "Asian flu" spread across the globe. Despite this late-year market volatility, the S&P gained over 20% for a third consecutive year.

  The main contributor to the Portfolio's performance for the year was an overweighted position in the top-performing finance sector. Good stock selection in names like Fannie Mae and BankAmerica helped significantly. The technology sector, however, was hit hard late in the year as Asian turmoil cut into profit growth expectations. Because the Portfolio was underweighted in technology throughout the year, this position ultimately helped performance when this sector dipped in the fourth quarter. The Portfolio also benefited from an underweighted position in durables.

  A modest cash position of just over 4% for the year, proved to be a drag on performance in such a strong market. Poor stock selection and an underweighted position in the health care sector also hurt performance, as did overweighting the basic industries and energy sectors which underperformed the market. Poor stock selection in the media and leisure sector also hurt performance.

  The VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. As of the end of 1997, the Portfolio was overweighted in the finance, aerospace/defense and energy sectors and underweighted in technology, non-durables, health care and utilities.

                   Growth of a $10,000 Investment since 1987

                           [LINE GRAPH APPEARS HERE]

                                 Fidelity
                               VIP Equity -                   S&P 500
             Date            Income Portfolio                  Index
             ----            ----------------                 -------

             12/87               $10,000                      $10,000
             12/97               $46,943                      $52,448


                         Average Annual Total Returns

Years ended December 31, 1997            One Year     Five Years   Ten Years
--------------------------------------------------------------------------------
Fidelity VIP* Equity-Income Portfolio    28.11%       20.16%        16.72%
S&P 500(R) Index                         33.35%       20.25%        18.02%
Lipper Equity Income Fund Average        27.44%       17.00%        14.65%

*VIP refers to Variable Insurance Products Fund.

Investment Adviser:
Fidelity Management & Research Company

About The Fund:
Seeks reasonable income by investing primarily in income-producing equity securities.

Portfolio Composition:
As of December 31, 1997 the sector allocation of net assets was:

                           [PIE CHART APPEARS HERE]

Finance                               23%
Energy                                12%
Utilities                              7%
Non-Durables                           7%
Health                                 7%
Basic Industries                       7%
Industrial Machine and Equipment       6%
Aerospace and Defense                  6%
Media and Leisure                      5%
Retail and Wholesale                   4%
Cash Equivalents                       5%
Other                                 11%

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Equity Income Fund Average is a non-weighted average of 183 funds seeking high current income and growth of income by investing more than 60% of its portfolio in equities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                         Select Growth and Income Fund
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER:
John A. Levin & Co., Inc.

ABOUT THE FUND:
Seeks a combination of long-term growth of capital and current income by investing primarily in dividend-paying stocks and convertible securities.

PORTFOLIO COMPOSITION:
As of December 31, 1997, the sector allocation of net assets was:

    [PIE CHART APPEARS HERE]

Finance                      13%
Chemicals and Drugs          12%
Consumer Staples              8%
Utilities                     7%
Aerospace-Airlines            7%
Printing and Publishing       7%
Technology                    6%
Energy                        6%
Corporate Bond and Notes      5%
Other                        29%

The Select Growth and Income Fund is a portfolio of the Allmerica Investment Trust.

Portfolio Composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Growth & Income Fund Average is a non-weighted index of 624 funds within the growth and income investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

  For the one-year period ended December 31, 1997, the Select Growth and Income Fund returned 22.51%, yet trailed the Lipper Growth and Income Fund Average of 26.99% for the same period.

  Although the stock market delivered its third year of positive returns, 1997 proved to be a challenging time for this Fund. The overall market demonstrated continued strength, but in a tiered fashion with the very largest companies producing some of the best returns. Stocks of industry leaders sold at ever higher premiums and increasingly higher multiples of earnings, while dividend yields reached historically low levels.

  During the year the Fund followed its long-term, value-oriented strategy of selling holdings that had appreciated and buying issues that were relatively undervalued. A number of equities in the media and communications sectors such as U.S. West Media Group, Airtouch Communications and Time-Warner, performed well. Some utility stocks, such as Bell Atlantic, turned in strong performance too, as investors sought to distance themselves from cyclical and foreign exposure.

  Selective utility issues such as Consolidated Edison and Long Island Lighting both represented value for the Fund due to merger and restructuring activities. Texas Utilities also appeared undervalued -- and a good buy for the Fund -- relative to other utilities in high population growth areas.

  The Fund's managers outlook for 1998 is mixed. While they believe that a number of global economic conditions could result in lower than expected corporate earnings, they also foresee positive long-term factors, which could contribute upward momentum to the market.

  Given these predictions, the Fund's managers remain committed to a disciplined investment strategy. They are focused on constructing the portfolio to capture major portions of rising markets while resisting market declines. In so doing, they continue to seek a combination of long-term growth of capital and current income, primarily through dividend-paying stocks and convertible securities.


                   Growth of a $10,000 Investment since 1992

                           [LINE GRAPH APPEARS HERE]

         Date             Select Growth & Income Fund      S&P 500 Index
         ----             ---------------------------      -------------
         8/92                      $10,000                    $10,000
        12/97                      $21,501                    $26,715



                          Average Annual Total Returns

Years ended December 31, 1997           One Year    Five Years   Life of Fund
--------------------------------------------------------------------------------
Select Growth and Income Fund            22.51%       16.57%        15.36%
S&P 500(R) Index                         33.35%       20.25%        20.23%
Lipper Growth & Income Fund Average      26.99%       17.53%        17.90%

--------------------------------------------------------------------------------
                    Fidelity VIP* II Asset Manager Portfolio
--------------------------------------------------------------------------------

  For the one-year period ended December 31, 1997, the Fidelity VIP* II Asset Manager Portfolio returned 20.65%, outperforming the Lipper Flexible Portfolio Fund Average of 18.54% for the same period.

  Throughout 1997, investors favored the large-cap portion of the market, especially as Asian markets fell causing investors to reallocate investment dollars from emerging markets to the relative safety of large-cap U.S. stocks and government bonds.

  During the year, the Portfolio captured performance from several areas. In equities, it was helped by an overweighting in the finance sector. Falling interest rates, continued consolidation and earnings growth all positively affected performance.

  Timely entry into select technology issues, following the sell-off in the group during the first quarter, also helped. And utility stocks, especially those involved in telecommunications, contributed positively to performance for the year.

  The Fund was also aided by the Portfolio's fixed income holdings. Security selection, particularly in the investment grade corporate area, and overweighted positions in discount mortgage-backed securities and top-performing U.S. government agency issues all proved beneficial for performance.

  Disappointments, on the other hand, came from several sources. With equities, an underweighted position in two strong sectors, nondurables and health care, restrained performance. Falling share prices for Columbia/HCA and Philip Morris, two of the Fund's major holdings, also hurt performance.

  Fixed income results were hurt by an overweighted position in corporates as spreads widened between theses issues and comparable U.S. Treasuries. Likewise, underperformance came from an overweighting in lower-quality credits as investment grade securities outperformed the index during the period.

  During the year, the managers allocated approximately 58% of the Portfolio's assets to equities, 33% to bonds and 9% to short-term securities. Throughout the year, changes to the equity portfolio focused on fine-tuning individual positions rather than on significant sector reallocation. At the end of the year, the Portfolio emphasis was on the retail and energy sectors.

                   Growth of a $10,000 Investment since 1989

                           [LINE GRAPH APPEARS HERE]

                               Fidelity VIP II
            Date           Asset Manager Portfolio        S&P 500 Index
            ----           -----------------------        -------------
            9/89                   $10,000                   $10,000
           12/97                   $27,742                   $34,743


                          Average Annual Total Returns

Years ended December 31, 1997            One Year     Five Years    Life of Fund
--------------------------------------------------------------------------------
Fidelity VIP* II Asset Manager Portfolio  20.65%        12.98%         12.73%
S&P 500(R) Index                          33.35%        20.25%         16.12%
Lipper Flexible Portfolio Fund Average    18.54%        12.79%         11.51%

*VIP II refers to Variable Insurance Products Fund II.


INVESTMENT ADVISER:
Fidelity Management & Research Company

ABOUT THE FUND:
Seeks high long-term return with reduced risk by allocating assets among a broadly diversified mix of stocks, bonds and money market investments.

PORTFOLIO COMPOSITION:
As of December 31, 1997 the sector allocation of net assets was:

 [PIE CHART APPEARS HERE]

Stocks                 58%
Bonds                  32%
Cash Equivalents       10%

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Flexible Portfolio Fund Average is a non-weighted index of 199 funds within the flexible portfolio fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Bond & Money Market Overview

1992: Government and corporate
bonds outperform the stock market.

1993: U.S. economy gains momentum. Consumer spending and installment debt increase.

1994: Federal Reserve Board raises interest rates six times in an effort to slow down the economy and keep inflation in check, sending bond prices sharply lower.

1995: U.S. bond market enjoys its third best performance in 30 years, thanks to strong total returns from 30-year U.S. Treasuries and corporate issues.

1996: Outlook for Federal Reserve policy affects U.S. bond market. Long-predicted interest rate cuts, which would have fueled this market, never occur.

1997: Low inflation and declining interest rates fuel the bond market, which enjoys its best returns since 1995.

  1997 proved to be a very good year for bond investors. Falling inflation, declining interest rates and a healthy economy were just some of the key factors contributing to the positive market environment.

  During 1997, fixed income markets enjoyed outstanding results. The year began cautiously as economic indicators showed robust growth and favorable employment continuing from 1996. This prompted the Federal Reserve Board to increase the Federal Funds Rate by 25 basis points to 5.50% in a preemptive strike against inflation. The move proved to be successful and rates were left unchanged for the remainder of the year, as economic indices continued to exhibit signs of a strong economy, with little evidence of inflation.

  As economic growth continued at a strong pace, the budget deficit began to evaporate. This decreased the need for Treasury financing in the bond market and fostered lower yields. These factors led to a strong rally and as prices rose, interest rates on the thirty-year bond, declined from 6.64% at the start of the year to 5.92% by year-end.

  Increased activity in the fixed income markets also surfaced in the third quarter when the August consumer price index (CPI) indicated the lowest rate of inflation since May 1966. The announcement sparked a strong rally in the bond market. Later in the year, investor concerns about the financial crisis in Asia -- and its possible effects on the domestic economy -- also caused bonds to rally as nervous investors once again retreated from the stock market in favor of bonds.

  In terms of performance, bond investors enjoyed their best gains since 1995 largely because of low inflation and decreasing interest rates. For instance, the

                           [TIME LINE APPEARS HERE]

[GRAPHIC APPEARS HERE]
Convinced domestic growth will slow from 1996 levels, investors favor bonds at the start of the year.

Signs of a strong economy raise fears over increasing interest rates and the market softens.

[GRAPHIC OF COLUMNED BUILDING APPEARS HERE]
To ward off inflation, the Federal Reserve raises interest rates .25%. In response, the bond market declines.

[GRAPHIC APPEARS HERE]
The budget deficit significantly declines, decreasing the need for Treasury financing. The bond market rallies.

Stable-to-declining interest rates bode well for corporate and high-yield bonds as well as mortgage-backed securities.

Lehman Brothers Aggregate Bond Index turned in an impressive 9.65% total return for the year, up considerably from 1996's dismal showing of 3.61%. Longer maturity bonds did quite well and 30-year U.S. Treasury bonds returned as much as 15% this year. Investment-grade bonds and high-yield issues also rewarded investors with gains of 9.7% and 13.2% respectively. Strong returns in both the bond and stock markets caused some investors to review the asset mix of their portfolios. Many large institutions tended to favor bonds later in the year to rebalance their portfolios, take advantage of rising prices and avoid what they judged to be an overvalued stock market.

  Overall winners for the year were corporate, high-yield and emerging market bonds. Amid the turmoil in world markets, high-grade U.S. bonds emerged as an attractive investment later in the year.

  Even the money market, which was generally characterized by stability during 1997, produced solid returns. At year-end, the average yield on a one-year Treasury Bill was 5.48%, essentially even with the 5.49% yield at the end of 1996 but only 0.44% less than the yield on a 30-year Treasury bond. Banking issues in Japan and currency problems in many Asian countries increased the demand for domestic commercial paper and certificates of deposits as investors felt more comfortable investing in high-quality issues.

  Going forward, the fundamentals of the bond market remain intact. Inflation is under control and the strong dollar encourages foreign investors to buy U.S. bonds. And even though unemployment is at a 24-year low and wages are climbing, productivity gains appear to be keeping a lid on prices.

  Despite these strong underpinnings, industry experts point out that there is limited capital appreciation potential for bonds due to falling interest rates. Rates are not expected to move significantly lower unless real weakness in the economy emerges and the prospect of interest rate cuts by the Federal Reserve develops. The outlook for bond investors then, focuses on their yield which continues to deliver strong real returns to investors in this low inflation environment.

  While the outlook for the bond and money markets remains generally favorable, the European Monetary Union slated to take place in January 1999 could emerge as an important issue during the latter part of this year. At that point, investors will have to consider the possibility that a strong union could hurt the U.S. dollar and dollar-denominated bonds.

                           [TIME LINE APPEARS HERE]

[GRAPHIC OF A HOUSE APPEARS HERE]
CPI indicates the lowest rate of inflation since May 1966 which causes the bond market to rally.

[GRAPHIC OF A CITY BRIDGE APPEARS HERE]
Institutional investors take advantage of rising bond prices, avoiding what they consider to be an overvalued stock market.

[GRAPHIC OF ASIAN MAP APPEARS HERE]
Concerns grow over the crisis in Asian markets and its possible effect on the U.S. economy. Investors flee to high-quality U.S. bonds.


Bond investors enjoy their best gains since 1995 largely due to low inflation and stable to declining interest rates.

--------------------------------------------------------------------------------
                      Fidelity VIP* High Income Portfolio
--------------------------------------------------------------------------------

INVESTMENT ADVISER:
Fidelity Management & Research Company

ABOUT THE FUND:
Seeks high income and growth of capital by investing primarily in high-yielding, lower-rated, fixed-income securities.

PORTFOLIO COMPOSITION:
As of December 31, 1997 the sector allocation of net assets was:


[PIE CHART APPEARS HERE]

Equities               23%
Telecommunications     20%
Cable TV                9%
Broadcasting            6%
Paper                   5%
Hotel/Gaming            4%
Energy                  4%
Publishing/Printing     4%
Aero/Elec/Computer      4%
Diversified Media       3%
Cash Equivalents        9%
Other                   9%

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Salomon Brothers High-Yield Index tracks the performance of high yield securities trades in the U.S. Bond Market. The Lipper High Current Yield Fund Average is a non-weighted average of 181 funds that seek high current yield from fixed income securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

  For the twelve-month period ended December 31, 1997, the 17.67% return of the Fidelity VIP* High Income Portfolio handily outperformed the Lipper High Current Yield Fund Average of 12.96% for the same period.

  During the past year, favorable sector performance fueled the Portfolio's results. The telecommunications area, in particular, led the way as it met with success on various fronts, including cellular, satellite communications and competitive local exchange carriers (CLEC).

  For example, Millicom, an emerging market cellular service provider, appreciated when it announced a restructuring designed to maximize shareholder value. Similarly, satellite companies Orion and Panamsat rose as they also underwent restructuring in an effort to improve earnings. CLECs, such as Nextlink, Intermedia and Hyperion, all successfully installed and acquired customers for their fiber optic networks.

  The media and cable sectors were also strong contributors to performance. Radio companies were by far the best performers as a flurry of takeovers boosted valuations in the industry. Alternative audio and video programming delivery methods, such as direct broadcast satellite and wireless cable companies, were also in the limelight as they challenged traditional cable companies. In addition, Echostar, a direct-broadcast satellite company, appreciated given its revenue and subscriber growth, and its decision to merge with a joint venture between News Corp. and MCI Communications.

  On the downside, individual credit deterioration accounted for a few performance shortfalls during the year. However, their collective impact on the Portfolio was relatively small.

  At the end of 1997, the Portfolio's managers made some modest adjustments in the Portfolio's allocations. They've increased exposure in major industry sectors, particularly finance, telecommunications, paper, energy and gaming while reducing positions in cable and broadcasting. Credit quality in the Portfolio remains unchanged from December 1996, while the equity position has declined.

                   Growth of a $10,000 Investment since 1987

                           [LINE GRAPH APPEARS HERE]


                             Fidelity VIP High       Salomon Brothers
          Date               Income Portfolio        High-Yield Index
          -----              -----------------       ----------------
          12/87                  $10,000                 $10,000
          12/97                  $33,378                 $31,470


                          Average Annual Total Returns

Years ended December 31, 1997            One Year     Five Years    Ten Years
--------------------------------------------------------------------------------
Fidelity VIP* High Income Portfolio        17.67%       13.91%        12.81%
Salomon Brothers High-Yield Index          13.18%       11.81%        12.13%
Lipper High Current Yield Fund Average     12.96%       11.36%        10.66%

*VIP refers to Variable Insurance Products Fund.

--------------------------------------------------------------------------------
                               Select Income Fund
--------------------------------------------------------------------------------

  With a total return of 9.17% for the one-year period ended December 31, 1997, the Select Income Fund slightly trailed the return of the Lehman Brothers Aggregate Bond Index of 9.65% for the same period.

  Following a difficult first quarter, each of the succeeding quarters of 1997 led to strong returns for the fixed income market. The Asian financial crisis, which developed during the fourth quarter, summoned investors to leave their emerging market investments for the safety of U.S. Treasuries.

  To benefit from market activity, the managers dramatically repositioned several of this Fund's holdings during the year. First, the low interest rate environment caused a surge of prepayments and refinancing and dampened near-term prospects for mortgage investments. As a result, the Fund's exposure to this sector was reduced from 29% to 15%. Instead, the managers began to favor U.S. Treasuries and Agencies and increased holdings in this sector from 16% to 19%.

  Significant changes were also made to the Fund's corporate bond component, which is now its largest segment. While the managers believe that the current economic recovery will continue, they have altered the investment structure of the Fund to reflect the potential long-term impact of the Asian financial crisis. Industrial exposure, which previously dominated holdings in this sector was reduced from 9% to 4%, and finance holdings were increased from 20% to 22%.

  Because the Fund's managers believe interest rates will test historical lows, they have increased the Fund's sensitivity to changes in interest rates while continuing to purchase intermediate-term bonds with three-to-twelve year maturities.

  In looking ahead, the Fund's managers foresee favorable prospects for continued strength in the bond market. Bond investors have benefited from the best of all worlds with a moderating economic outlook, continued low inflation and no further increases expected in the Federal Funds rate. Although the market will remain volatile, the managers continue to have a positive outlook for bonds during the coming year.

                   Growth of a $10,000 Investment since 1992

                           [LINE CHART APPEARS HERE]

                                                   Lehman Brothers
         Date            Select Income Fund      Aggregate Bond Index
         -----           ------------------      --------------------
          8/92                $10,000                  $10,000
         12/97                $14,018                  $14,553



                          Average Annual Total Returns

Years ended December 31, 1997           One Year     Five Year     Life of Fund
--------------------------------------------------------------------------------
Select Income Fund                       9.17%         6.86%          6.51%
Lehman Brothers Aggregate Bond Index     9.65%         7.48%          7.29%
Lipper Intermediate Investment Grade
Fund Average                             8.57%         6.77%          6.55%

INVESTMENT SUB-ADVISER:
Standish, Ayer & Wood, Inc.

ABOUT THE FUND:
The Fund seeks above-average income
from corporate bonds, mortgages and
bonds issued by the U.S. Government.

PORTFOLIO COMPOSITION:
As of December 31, 1997, the sector
allocation of net assets was:

[PIE CHART APPEARS HERE]

Corporate Notes and Bonds                 49%
U.S. Treasuries and Agencies              19%
Mortgage-Backed Securities                15%
Asset-Backed Securities                    6%
Cash Equivalents                          11%

The Select Income Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of all fixed rate debt issues with an invested grade rating at least one year to maturity and an outstanding par value of at least $100 million. Lipper Intermediate Investment Grade Fund Average tracks the performance of 195 funds investing in intermediate-term corporate and government debt securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                          Investment Grade Income Fund
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER:
Allmerica Asset Management, Inc.

ABOUT THE FUND:
The Fund's objective is to generate a high level of total return, as is consistent with prudent investment management.

PORTFOLIO COMPOSITION:
As of December 31, 1997, the sector allocation of net assets was:

              [PIE CHART APPEARS HERE]

Corporate Notes and Bonds                     35%
Mortgage-Backed Securities                    24%
U.S. Government and Agency Obligations        21%
Asset-Backed Securities                       16%
Cash Equivalents                               4%

The Investment Grade Income Fund is a portfolio of the Allmerica Investment
Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of all fixed rate debt issues with an invested grade rating at least one year to maturity and an outstanding par value of at least $100 million. Lipper Intermediate Investment Grade Fund Average tracks the performance of 195 funds investing in intermediate-term corporate and government debt securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

  For the one-year period ended December 31, 1997, the Investment Grade Income Fund posted a 9.45% return compared to the 9.65% return of the Lehman Brothers Aggregate Bond Index for the same period.

  A strong economy, declining inflation, lower unemployment, global turbulence and the Asian currency crisis set the stage for an active U.S. bond market in 1997. Although the Federal Reserve Board raised the Federal Funds rate by .25% in the first quarter, interest rates in general declined for the year.

  As the economy strengthened, the budget deficit began to evaporate, resulting in a decreased need for Treasury financing. The third and fourth quarters brought increased volatility, as the August CPI indicated the lowest rate of inflation since May 1966 and as the Asian currency crisis emerged. Both activities caused many investors to retreat from the stock market in favor of bonds.

  1997's bond rally did not favor all fixed income sectors equally. The corporate bond market, for instance, was affected by the turmoil in Asia which erased most of this sector's relative performance. While the Fund was overweighted in corporates, it fortunately had no exposure in Southeast Asia.

  Sectors such as cable and media, oil and gas, securities brokerage and airlines performed well; high-quality Yankee bank issuers and bank Trust preferred issuers detracted from performance.

  Heavy weighting in mortgage-backed securities also enhanced returns as these securities outperformed the Treasury market by 139 basis points. Asset-backed securities, however, didn't fare as well. An over supply, concerns about portfolio quality and faster-than-expected prepayments widened spreads. But the Fund was relatively well-protected as most of these holdings were in shorter maturity securities which are less sensitive to fluctuation.

  Looking ahead, the Fund's managers expect weaker Asian markets to slow U.S. economic growth. While this action could reduce U.S. exports and slow the economy, it could also keep inflation low and provide further support to bond prices.

                   Growth of a $10,000 Investment since 1987

                           [LINE GRAPH APPEARS HERE]


                               Investment                  Lehman
                              Grade Income           Brothers Aggregate
           Date                   Fund                   Bond Index
           ----               ------------           ------------------
           12/87                 $10,000                   $10,000
           12/97                 $24,090                   $24,061


                          Average Annual Total Returns

Years ended December 31, 1997           One Year     Five Years    Ten Years
--------------------------------------------------------------------------------
Investment Grade Income Fund             9.45%        7.51%         9.19%
Lehman Brothers Aggregate Bond Index     9.65%        7.48%         9.18%
Lipper Intermediate Investment Grade
Fund Average                             8.57%        6.77%         8.55%

--------------------------------------------------------------------------------
                              Government Bond Fund
--------------------------------------------------------------------------------

  For the one-year period ended December 31, 1997, the Government Bond Fund posted a total return of 7.08% surpassing the 6.72% return of the Lipper Short-Intermediate Government Fund Average for the same period.

  During 1997, both fixed income and equity markets enjoyed outstanding results. On the heels of an economically strong 1996, the first quarter of this year continued showing signs of robust growth. As inflationary pressure mounted, the Federal Reserve nudged the Federal Funds rate up .25%. This was a precautionary move to ward off inflation, and marked the start of declining interest rates for the year.

  As the economy continued to grow at a strong pace, the budget deficit began to evaporate. This decreased the need for Treasury financing and fostered lower yields on these securities.

  Increased activity in the fixed income markets also surfaced later in the year. First, the August consumer price index (CPI) indicated the lowest rate of inflation since May 1966 which sparked a strong rally in the bond market. Then in the fourth quarter, when the Asian currency crisis emerged, investors once again retreated from stocks in favor of bonds.

  While the Fund fared well for the year, performance was tempered by the financial unrest in Asia. Spreads widened between U.S. Treasuries and mortgage-backed, asset-backed and agency-based securities, which restrained results. Still, the Fund's managers believe that the incremental yield which these securities offer will help the Fund to outperform over time.

  Given this environment, security selection was especially critical to performance. The Fund's positions in well-seasoned, shorter-term mortgage-backed securities were less sensitive to increased prepayment frequency, adding to results.

  In looking ahead, the Fund's managers remain cautious and do not expect 1997's strong levels of performance to repeat themselves in the coming year.

                   Growth of a $10,000 Investment since 1991

                           [LINE GRAPH APPEARS HERE]

                           Government             Lehman Intermediate
          Date             Bond Fund             Government Bond Index
          ----             ----------            ---------------------

          8/91              $10,000                     $10,000
          12/97             $15,269                     $15,537


                          Average Annual Total Returns

Years ended December 31, 1997           One Year     Five Years   Life of Fund
--------------------------------------------------------------------------------
Government Bond Fund                     7.08%        5.96%         6.89%
Lehman Intermediate
Government Bond Index                    7.72%        6.39%         7.21%
Lipper Short-Intermediate
U.S. Government Fund Average             6.72%        5.42%         6.39%

INVESTMENT SUB-ADVISER:
Allmerica Asset Management, Inc.

ABOUT THE FUND:
The Fund's objective is to generate high income for investors while seeking to preserve capital and maintain liquidity.

PORTFOLIO COMPOSITION:
As of December 31, 1997, the sector allocation of net assets was:

        [PIE CHART APPEARS HERE]

U.S. Treasuries and Agencies            49%
Mortgage-Based Securities               40%
Asset-Backed Securities                  9%
Cash Equivalents and Other               2%


The Government Bond Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Intermediate Government Bond Index is an unmanaged index of U.S. Government and Agency bonds with remaining maturities of one to ten years. The Lipper Short-Intermediate U.S. Government Fund Average is the non-weighted average performance of 92 funds investing in short- to intermediate government securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                               Money Market Fund
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER:
Allmerica Asset Management, Inc.

ABOUT THE FUND:
Strives to maximize current income
for investors with preservation of capital and liquidity.

PORTFOLIO COMPOSITION:
As of December 31, 1997, the sector
allocation of net assets was:

              [PIE CHART APPEARS HERE]

Cash Equivalents                               35%
U.S. Government and Agency Obligations         10%
Repurchase Agreements                          10%
Corporate Notes and Bonds                      28%
Other                                          17%

The Money Market Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain its net asset value of $1.00 per share.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

IBC/Donoghue is an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Fund Average is the average investment performance of 303 funds within the Money Market category.

  For the one-year period ended December 31, 1997, the Money Market Fund posted a 5.47% return significantly outpacing the Lipper Money Market Fund Average return of 4.90% for the same period.

  The money market was generally characterized by stability during 1997. As economic indicators showed robust growth and favorable employment continuing from 1996 into the beginning of the new year, the Federal Reserve Board moved to increase Federal Funds Rate by 25 basis points to 5.50%. These rates were left unchanged for the remainder of the year as economic indices continued to exhibit signs of a strong, yet stable economy.

  Later in the year, concerns about the potential impact of the financial crisis in Asia -- and its possible effects on the domestic economy -- led to a rally in the bond market. Banking issues in Japan and currency problems in many Asian countries increased the demand for domestic commercial paper and certificates of deposits as investors felt more comfortable investing in high-quality paper. Thus, prices rose and the yields on those assets declined quite rapidly.

  To take advantage of this rally, the Fund's managers invested the Fund's assets in top-tier commercial paper, agency discount notes, repurchase agreements and floating rate notes. The portfolio also maintained a longer average weighted maturity than the Fund's benchmark to capture incremental yield in a declining interest rate environment.

  Currently, the portfolio is concentrated in commercial paper and has a 27% position in floating rate notes which the managers believe adds yield for the Fund.

  Throughout 1997, the Fund's managers focused on three primary investment objectives: preserving capital, maintaining liquidity and seeking attractive current income. As 1998 begins, the Money Market Fund is structured to capitalize on short-term technical factors. For example, the quarterly funding of the U.S. Treasury often causes rates to rise for a brief period. This sometimes creates a good investment opportunity for nimble, short-term investors.

                   Growth of a $10,000 Investment since 1987

                           [LINE GRAPH APPEARS HERE]


                                                       IBC/Donoghue
                              Money Market              First Tier
            Date                  Fund              Money Market Index
            ----              ------------          ------------------

            12/87               $10,000                   $10,000
            12/97               $17,569                   $16,344


                          Average Annual Total Returns

Years ended December 31, 1997           One Year    Five Years    Ten Years
--------------------------------------------------------------------------------
Money Market Fund                        5.47%        4.71%         5.80%
IBC/Donoghue First Tier
Money Market Index                       5.01%        4.33%         5.44%
Lipper Money Market Fund Average         4.90%        4.31%         5.40%

                                                                      ----------

                                                                      Financials

                                                                      ----------

--------------------------------------------------------------------------------
                         Select Aggressive Growth Fund
--------------------------------------------------------------------------------

                 PORTFOLIO OF INVESTMENTS . December 31, 1997
--------------------------------------------------------------------------------

                                                         Value
Shares                                                  (Note 2)
-----------------------------------------------------------------
COMMON STOCKS - 98.85%

         Technology - 13.55%
125,900  Adaptec, Inc.*                              $  4,674,038
170,900  AirTouch Communications, Inc.*                 7,103,031
184,900  Applied Materials, Inc.*                       5,570,113
221,700  Avid Technology, Inc.*                         5,930,475
216,700  Cirrus Logic, Inc.                             2,302,438
142,750  Compaq Computer Corp.*                         8,056,453
309,886  Creative Technology, Ltd.*                     6,289,911
167,100  EMC Corp.*                                     4,584,806
274,400  Helix Technology Corp.                         5,350,800
 28,600  Microsoft Corp.*                               3,696,550
158,000  Natural Microsystems Corp.                     7,347,000
120,124  Network Associates, Inc.*                      6,351,557
150,700  Orbotech, Ltd.*                                4,803,563
141,600  Yahoo!, Inc.*                                  9,805,800
                                                     ------------
                                                       81,866,535
                                                     ------------
         Durable Goods - 12.61%
 97,500  Ameritech Corp.*                               7,848,750
162,900  Arvin Industries, Inc.                         5,426,606
122,500  Caterpillar, Inc.                              5,948,906
141,000  CIBER, Inc.*                                   8,178,000
117,200  Cooper Cameron Corp.*                          7,149,200
131,300  Dana Corp.                                     6,236,750
142,000  Federal-Mogul Corp.                            5,751,000
 95,200  General Motors Corp.                           5,771,500
229,800  Jabil Circuit, Inc.*                           9,134,550
123,700  Tellabs, Inc.*                                 6,540,638
383,000  Varco International, Inc.*                     8,210,563
                                                     ------------
                                                       76,196,463
                                                     ------------
         Computers and Software - 11.26%
122,400  BMC Software, Inc.*                            8,032,500
253,600  Cadence Design Systems, Inc.*                  6,213,200
107,400  Citrix Systems, Inc.*                          8,162,400
373,200  Compuware Corp.*                              11,942,400
104,400  Comverse Technology, Inc.*                     4,071,600
125,800  Dell Computer Corp.*                          10,567,200
212,000  PeopleSoft, Inc.*                              8,268,000
166,800  Pomeroy Computer Resources, Inc.               2,960,700
107,200  Quantum Corp.*                                 2,150,700
    440  Siebel Systems, Inc.*                             18,384
245,200  Smart Modular Technologies, Inc.*              5,639,600
                                                     ------------
                                                       68,026,684
                                                     ------------
         Finance - 10.95%
113,570  Bear Stearns Cos., Inc.                        5,394,575
135,100  Capital One Financial Corp.                    7,320,731
149,800  Equitable Cos., Inc.                           7,452,550
 94,700  Greenpoint Financial Corp.                     6,871,669
231,875  MBNA Corp.                                     6,333,086
218,000  Mutual Risk Management, Ltd.*                  6,526,375
206,500  North Fork Bancorp., Inc.                      6,930,656
109,600  State Street Corp.                             6,377,350
140,600  Torchmark Corp.                                5,913,988
130,449  Travelers Group, Inc.                          7,027,940
                                                     ------------
                                                       66,148,920
                                                     ------------
         Retail - 10.46%
170,500  Costco Cos., Inc.*                             7,608,563
290,700  Fingerhut Cos., Inc.                           6,213,713
167,100  Fleming Cos., Inc.                             2,245,406
124,100  Jones Apparel Group, Inc.*                     5,336,300
215,600  Michaels Stores, Inc.*                         6,306,300
109,900  Payless Shoesource, Inc.*                      7,377,038
364,200  Pier 1 Imports, Inc.                           8,240,025
262,000  Ross Stores, Inc.                              9,530,250
286,200  Stride Rite Corp.                              3,434,400
200,400  TJX Cos., Inc.                                 6,888,750
                                                     ------------
                                                       63,180,745
                                                     ------------
         Energy - 7.56%
 86,400  BJ Services Co.*                               6,215,400
118,400  Cliffs Drilling Co.*                           5,905,200
238,200  Global Marine, Inc.*                           5,835,900
244,700  Marine Drilling Cos., Inc.*                    5,077,525
211,300  Pool Energy Services Co.*                      4,701,425
115,200  Tidewater, Inc.                                6,350,400
106,800  USX-Marathon Group                             3,604,500
202,100  Veritas DGC, Inc.*                             7,982,950
                                                     ------------
                                                       45,673,300
                                                     ------------
         Electronics - 6.56%
254,500  American Power Conversion Corp.*               6,012,563
243,900  Cellstar Corp.                                 4,847,513
133,300  Dallas Semiconductor Corp.                     5,431,975
395,000  Digital Microwave Corp.*                       5,727,500
 64,100  Electronics For Imaging, Inc.*                 1,065,663
102,300  Philips Electronics NV, New York Shares*       6,189,150
144,000  Vitesse Semiconductor Corp.*                   5,436,000
208,900  VLSI Technology, Inc.*                         4,935,263
                                                     ------------
                                                       39,645,627
                                                     ------------
         Consumer Products - 5.21%
234,100  Best Buy Co., Inc.*                            8,632,438
250,100  Intimate Brands, Inc.                          6,018,031
219,900  Nautica Enterprises, Inc.*                     5,112,675
175,000  Safeskin Corp.*                                9,931,250
 42,500  Sunbeam Corp.                                  1,790,313
                                                     ------------
                                                       31,484,707
                                                     ------------

                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                         Select Aggressive Growth Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------

                                                              Value
Shares                                                       (Note 2)
----------------------------------------------------------------------
            Consumer Staples - 3.48%
104,900     Danaher Corp.*                                $  6,621,813
139,700     Dexter Corp.                                     6,033,294
144,600     Interstate Bakeries Corp.                        5,404,425
 27,500     McKesson Corp.*                                  2,975,147
                                                          ------------
                                                            21,034,679
                                                          ------------
            Health Services - 3.39%
220,900     General Nutrition Cos., Inc.*                    7,510,600
159,500     HBO & Co.                                        7,656,000
 97,900     Immunex Corp.*                                   5,286,600
                                                          ------------
                                                            20,453,200
                                                          ------------
            Transportation Services - 3.34%
120,600     Airborne Freight Corp.                           7,492,275
160,300     CNF Transportation, Inc.                         6,151,513
259,900     Yellow Corp.*                                    6,529,988
                                                          ------------
                                                            20,173,776
                                                          ------------
            Aerospace-Airlines - 2.32%
141,400     Continental Airlines, Inc., Class B*             6,804,875
144,400     Northwest Airlines Corp., Class A*               6,913,150
  6,071     Raytheon Co., Class A*                             299,371
                                                          ------------
                                                            14,017,396
                                                          ------------
            Capital Goods - 2.13%
 54,400     Nacco Industries, Inc., Class A                  5,831,000
283,800     Navistar International Corp.*                    7,041,788
                                                          ------------
                                                            12,872,788
                                                          ------------
            Chemicals And Drugs - 1.55%
247,300     Lyondell Petrochemical Co.                       6,553,450
 54,900     Medicis Pharmaceutical Corp., Class A*           2,806,763
                                                          ------------
                                                             9,360,213
                                                          ------------
            Metals And Mining - 1.37%
576,000     Bethlehem Steel Corp.*                           4,968,000
192,200     Inland Steel Industries, Inc.                    3,291,425
                                                          ------------
                                                             8,259,425
                                                          ------------
            Consumer Cyclical - 1.17%
136,800     EVI, Inc.*                                       7,079,400
                                                          ------------
            Real Estate - 1.05%
143,200     Fairfield Communities, Inc.*                     6,318,700
                                                          ------------
            Recreational Equipment - 0.72%
 78,500     Anchor Gaming*                                   4,376,375
                                                          ------------
            Consumer Service - 0.17%
 26,100     Robert Half International, Inc.*                 1,044,000
                                                          ------------
            Total Common Stocks                            597,212,933
            (Cost $469,887,665)                           ------------


    Par
   Value
 ---------
COMMERCIAL PAPER (A) - 0.62%

$3,752,000  American Express Credit Corp.
            6.65% 01/02/98                                   3,751,307
                                                          ------------
            Total Commercial Paper                           3,751,307
            (Cost $3,751,307)                             ------------

  Shares
 ---------

INVESTMENT COMPANIES - 0.33%

     3,757  ILA Prime Obligation Money Market Fund               3,757
 1,971,906  ILA Prime Obligation Portfolio Fund, Class B     1,971,906
                                                          ------------
            Total Investment Companies                       1,975,663
            (Cost $1,975,663)                             ------------

Total Investments - 99.80%                                 602,939,903
(Cost $475,614,635)                                       ------------

Net Assets and Other Liabilities - 0.20%                     1,183,258
                                                          ------------
Net Assets - 100.00%                                      $604,123,161
                                                          ============

-------------------------------------------
*   Non income producing security.
(A) Effective yield at time of purchase.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 1997, the aggregate cost of investment securities for tax purposes was $475,614,635. Net unrealized appreciation (depreciation) aggregated $127,325,268, of which $148,711,505 related to appreciated investment securities and $(21,386,237) related to depreciated investment securities.

Distributions from long-term capital gains for the year ended December 31, 1997 were $47,182,652.

For the year ended December 31, 1997, the Portfolio has elected to defer $1,924,266 of capital losses attributable to Post-October Losses.

OTHER INFORMATION

For the year ended December 31, 1997, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $581,746,883 and $472,109,629 of non-governmental issuers, respectively.


                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                       Select Capital Appreciation Fund
--------------------------------------------------------------------------------

                 PORTFOLIO OF INVESTMENTS . December 31, 1997
--------------------------------------------------------------------------------
                                                                        Value
   Shares                                                              (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS - 83.72%

               Finance - 14.18%
    59,900     American Capital Strategies, Ltd.                  $    1,085,687
    85,375     Capital Trust, Inc., Class A*                             960,469
    17,025     Federal Agricultural Mortgage Corp.*                    1,038,525
     3,650     First Empire State Corp.                                1,697,250
    28,925     Healthcare Financial Partners, Inc.*                    1,026,837
   226,825     Insignia Financial Group, Inc., Class A*                5,216,975
    98,400     Medallion Financial Corp.                               2,164,800
    20,775     Northern Trust Corp.                                    1,449,056
    32,675     Progressive Corp.                                       3,916,916
    25,425     Protective Life Corp.                                   1,519,144
    33,025     Regions Financial Corp.                                 1,393,242
   136,950     Schwab (Charles) Corp.                                  5,743,341
    70,700     Security Capital Group, Inc., Class B*                  2,297,750
    23,250     Star Banc Corp.*                                        1,333,969
    51,000     UICI*                                                   1,778,625
    31,525     Vornado Realty Trust, Inc.                              1,479,705
                                                                  --------------
                                                                      34,102,291
                                                                  --------------

               Communications - 11.33%
    67,750     Chancellor Media Corp., Class A*                        5,055,844
   118,725     Clear Channel Communications, Inc.*                     9,431,217
   118,825     Heftel Broadcasting Corp., Class A*                     5,555,069
   373,207     PriCellular Corp., Class A*                             3,895,347
    47,675     Univision Communications, Inc., Class A*                3,328,311
                                                                  --------------
                                                                      27,265,788
                                                                  --------------

               Retail - 9.47%
   61,925      CompUSA, Inc.*                                          1,919,675
   52,300      Family Golf Centers, Inc.*                              1,640,912
  236,675      Fastenal Co.                                            9,052,819
   28,825      Meyer (Fred), Inc.*                                     1,048,509
   27,700      MSC Industrial Direct Co., Class A *                    1,173,788
   41,850      O'Reilly Automotive, Inc.*                              1,098,563
  255,533      Petco Animal Supplies, Inc.*                            6,132,792
   10,475      Quality Food Centers, Inc.*                               701,825
                                                                  --------------
                                                                      22,768,883
                                                                  --------------

               Business Services - 8.08%
   75,337      Outdoor Systems, Inc.*                                  2,891,057
  268,450      Paychex, Inc.                                          13,590,281
   74,825      Profit Recovery Group International, Inc.*              1,328,144
   19,000      Robert Half International*                                760,000
   23,225      Snyder Communications, Inc.*                              847,712
                                                                  --------------
                                                                      19,417,194
                                                                  --------------

               Health Services - 7.56%
   70,825      AmeriPath, Inc.*                                        1,204,025
  440,600      Omnicare, Inc.                                         13,658,600
   77,425      Pediatrix Medical Group, Inc.*                          3,309,919
                                                                  --------------
                                                                      18,172,544
                                                                  --------------

               Electronics - 5.67%
  134,900      Berg Electonics Corp.*                                  3,068,975
  134,850      Maxim Integrated Products, Inc.*                        4,652,325
   14,300      Sanmina Corp.*                                            968,825
  122,200      SIPEX Corp.*                                            3,696,550
   33,375      Vitesse Semiconductor Corp.*                            1,259,906
                                                                  --------------
                                                                      13,646,581
                                                                  --------------

               Consumer Services - 5.56%
   27,225      America Online, Inc.*                                   2,428,130
  198,250      Apollo Group, Inc., Class A*                            9,367,313
   64,675      Coinmach Laundry Corp.*                                 1,584,537
                                                                  --------------
                                                                      13,379,980
                                                                  --------------

               Building and Construction - 5.34%
  166,650      Barnett,Inc.*                                           3,666,300
  167,000      Littelfuse, Inc.*                                       4,154,125
   10,050      Littlefuse, Inc. (Warrants), exp. 12/27/01*               221,100
   51,750      Rental Service Corp.*                                   1,271,109
   57,350      Sealed Air Corp.*                                       3,541,363
                                                                  --------------
                                                                      12,853,997
                                                                  --------------

               Energy - 3.87%
  162,275      AES Corp.*                                              7,566,072
   41,400      Hanover Compressor Co.*                                   846,112
   45,725      Trigen Energy Corp.                                       903,069
                                                                  --------------
                                                                       9,315,253
                                                                  --------------

               Leisure-Entertainment - 3.46%
   49,400      Premier Parks, Inc.*                                    2,000,700
   50,875      Regal Cinemas, Inc.*                                    1,418,141
   91,950      Royal Caribbean                                         4,902,084
                                                                  --------------
                                                                       8,320,925
                                                                  --------------

               Food Services - 3.44%
   77,325      JP Foodservice, Inc.*                                   2,856,192
  155,393      Papa John's International, Inc.*                        5,419,331
                                                                  --------------
                                                                       8,275,523
                                                                  --------------

               Technology - 2.47%
  242,025      Cadence Design Systems, Inc.*                           5,929,613
                                                                  --------------

               Medical Equipment - 1.23%
   45,525      Sofamor Danek Group, Inc.*                              2,961,970
                                                                  --------------

               Transportation - 0.84%
   80,950      Ryanair Holdings Plc, ADR*                              2,033,869
                                                                  --------------

               Automotive Equipment - 0.71%
   58,750      OEA, Inc                                                1,700,078
                                                                  --------------

               Chemical and Drugs - 0.33%
   15,675      Culligan Water Technologies, Inc.*                        787,669
                                                                  --------------




                See Notes to Financial Statements.
--------------------------------------------------

--------------------------------------------------------------------------------
                        Select Capital Appreciation Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------
                                                                      Value
    Shares                                                           (Note 2)
--------------------------------------------------------------------------------
               Education - 0.18%
    13,275     DeVRY, Inc.*                                      $      423,141
                                                                 --------------
               Total Common Stock                                   201,355,299
                                                                 --------------
               (Cost $171,126,918)


FOREIGN COMMON STOCKS - 12.50%

               United Kingdom
   867,971     Pizzaexpress, Plc                                     10,711,213
    31,848     Pizzaexpress, Restricted Shares                          393,021
 2,228,750     Wetherspoon (J.D.)                                    12,285,090
   594,434     Capita Group, Plc                                      3,609,129
   358,677     Amvescap, Plc                                          3,077,726
                                                                 --------------
               Total Foreign Common Stocks                           30,076,179
                                                                 --------------
               Cost ($19,028,376)

                                                                     Value
Par Value                                                           (Note 2)
-------------------------------------------------------------------------------
COMMERCIAL PAPER (A) - 4.03%

$  9,700,000   General Electric Capital Corp.*
               6.70%, 01/02/98                                   $    9,698,194
                                                                 --------------
               Total Commercial Paper                                 9,698,194
                                                                 --------------
               Cost ($9,698,194)

Total Investments - 100.25%                                         241,129,672
                                                                 --------------
Cost ($199,853,488)
Net Other Assets and Liabilities - (0.25)%                             (604,122)
                                                                 --------------
Net Assets - 100.00%                                             $  240,525,550
                                                                 ==============


----------------------------------------------------------
*        Non income producing security.
(A)      Effective yield at time of purchase.
ADR      American Depository Receipt


FORWARD FOREIGN CURRENCY CONTRACTS SOLD:


                                                                                      Unrealized
   Currency      Contracts To      Settlement    Contracts At     In Exchange         Appreciation
    Value          Deliver           Dates          Value         For U.S. $         (Depreciation)
-----------      ------------      ----------    ------------     -----------        --------------
    850,000         GBP            01/20/98       $1,401,438       $1,429,700         $   28,262
  2,900,000         GBP            02/25/98        4,776,462        4,572,111           (204,351)
  2,500,000         GBP            02/26/98        4,117,477        4,167,500             50,023
    640,000         GBP            03/04/98        1,053,771        1,022,080            (31,691)
      5,000         GBP            03/11/98            8,229            8,410                181
  3,900,000         GBP            05/06/98        6,400,376        6,532,695            132,319
  1,050,000         GBP            05/11/98        1,722,758        1,758,750             35,992
                                                 -----------      -----------         ----------
                                                 $19,480,511      $19,491,246         $   10,735
                                                 ===========      ===========         ==========

------------------------------
GBP      British Pound

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At December 31, 1997, the aggregate cost of investment securities for tax purposes was $200,154,330. Net unrealized appreciation (depreciation) aggregated $40,975,342, of which $44,131,171 related to appreciated investment securities and $(3,155,829) related to depreciated investment securities.

As of December 31, 1997, the Portfolio had a capital loss carryforward of $1,543,496 which expires in 2004. During 1997, the Portfolio utilized $816,962 of its capital loss carryforward.

OTHER INFORMATION
For the year ended December 31, 1997, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $295,606,461 and $227,780,526 of non-governmental issuers, respectively.



                      See Notes to Financial Statements.
                      ---------------------------------

--------------------------------------------------------------------------------
                         Select Value Opportunity Fund
--------------------------------------------------------------------------------

                  PORTFOLIO OF INVESTMENTS . December 31, 1997
--------------------------------------------------------------------------------
                                                                        Value
   Shares                                                              (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS - 88.96%

                  Durable Goods - 19.36%
   165,000        CBS Corp.                                      $     4,857,188
   199,033        CommScope, Inc.*                                     2,674,506
   160,200        Comsat Corp.                                         3,884,850
    63,025        General Semiconductor, Inc.*                           728,727
    60,000        Kaydon Corp.                                         1,957,500
   170,000        MascoTech, Inc.                                      3,123,750
    70,800        Perkin-Elmer Corp.*                                  5,031,225
   170,200        Raychem Corp.                                        7,329,238
    64,100        Thomas & Betts Corp.                                 3,028,725
    86,700        Tracor, Inc.*                                        2,633,513
    97,400        UCAR International, Inc.*                            3,889,913
                                                                 ---------------
                                                                      39,139,135
                                                                 ---------------

                  Consumer Products - 11.40%
    27,500        AEP Industries, Inc.*                                  849,063
   147,887        Fort James Corp.                                     5,656,678
    15,900        Jefferson Smurfit Corp.*                               224,588
    70,000        MagneTek, Inc.*                                      1,365,000
   230,400        Owens-Illinois, Inc.*                                8,740,800
    43,100        Snap-On, Inc.                                        1,880,238
    26,100        Stanley Works                                        1,231,595
   111,400        Tupperware Corp.                                     3,105,275
                                                                 ---------------
                                                                      23,053,237
                                                                 ---------------

                  Energy - 10.24%
    65,000        Amerada Hess Corp.                                   3,566,875
   110,000        Coastal Corp.                                        6,813,125
   253,100        EEX Corp.*                                           2,293,720
   109,000        MAPCO, Inc.                                          5,041,250
    60,700        Ocean Energy, Inc.*                                  2,993,270
                                                                 ---------------
                                                                      20,708,240
                                                                 ---------------

                  Retail - 9.22%
    70,000        Harcourt General, Inc.                               3,832,500
   112,000        Kroger Co.*                                          4,137,000
   258,000        Meyer (Fred), Inc.*                                  9,384,750
    59,200        Shopko Stores, Inc.*                                 1,287,600
                                                                 ---------------
                                                                      18,641,850
                                                                 ---------------

                  Utilities - 8.60%
   269,000        Cincinnati Bell, Inc.                                8,339,000
   300,000        Long Island Lighting Co.                             9,037,500
                                                                 ---------------
                                                                      17,376,500
                                                                 ---------------

                  Finance - 7.20%
    20,500        Beneficial Corp.                                     1,704,063
    24,500        Capital Bancorp                                      1,416,406
    11,100        Cullen/Frost Bankers, Inc.                             673,631
   110,000        Golden State Bancorp, Inc.*                          4,111,250
     6,300        Jefferson-Pilot Corp.*                                 490,613
    10,600        Sovereign Bancorp, Inc.*                               219,950
    14,200        TCF Financial Corp.                                    481,913
   151,500        TrizecHahn Corp.                                     3,512,906
    28,500        Union Planters Corp.                                 1,936,219
                                                                 ---------------
                                                                      14,546,951
                                                                 ---------------

                  Health Care - 6.93%
   125,000        Allergan, Inc.                                       4,195,313
   120,000        Mallinckrodt, Inc.                                   4,560,000
    81,100        Vencor, Inc.*                                        1,981,881
    77,300        Wellpoint Health Networks, Inc., Class A*            3,265,925
                                                                 ---------------
                                                                      14,003,119
                                                                 ---------------

                  Technology - 4.32%
   176,200        Data General Corp.*                                  3,072,488
   317,100        Nextlevel Systems, Inc.*                             5,668,163
                                                                 ---------------
                                                                       8,740,651
                                                                 ---------------

                  Metals and Mining - 3.13%
   289,600        MacMillan Bloedel, Ltd.                              3,077,000
    94,400        TriMas Corp.                                         3,245,000
                                                                 ---------------
                                                                       6,322,000
                                                                 ---------------

                  Consumer Staples - 3.10%
    50,000        BJ's Wholesale Club, Inc.*                           1,568,740
   180,000        Whitman Corp.                                        4,691,250
                                                                 ---------------
                                                                       6,259,990
                                                                 ---------------

                  Building and Construction - 2.83%
   129,800        Dal-Tile International, Inc.*                        1,590,050
    81,000        Masco Corp.*                                         4,120,875
                                                                 ---------------
                                                                       5,710,925
                                                                 ---------------

                  Business Services - 2.63%
   141,900        Safety Kleen Corp.                                   3,893,381
    57,600        True North Communications, Inc.                      1,425,600
                                                                 ---------------
                                                                       5,318,981
                                                                 ---------------
                  Total Common Stocks                                179,821,579
                                                                 ---------------
                  (Cost $154,989,424)




                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                         Select Value Opportunity Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------
                                                                        Value
Par Value                                                              (Note 2)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) - 6.87%

$     300,000  AlliedSignal, Inc.
               6.05%, 01/07/98                                   $       299,697
      475,000  Banc One Funding Corp.
               5.73%, 01/05/98                                           474,697
      290,000  Delaware Funding Corp.
               5.85%, 01/06/98                                           289,764
      600,000  Delaware Funding Corp.
               6.00%, 02/02/98                                           596,800
      512,000  Eagle Funding Capital Corp.
               6.38%, 01/06/98                                           511,546
    1,500,000  Four Winds Funding Corp.
               6.22%, 01/05/98                                         1,498,962
      350,000  Franklin Resources, Inc.
               5.70%, 01/06/98                                           349,723
      895,000  Holland Limited Securitization, Inc.
               7.00%, 01/07/98                                           894,013
      500,000  Merrill Lynch & Co., Inc.
               5.82%, 01/05/98                                           499,677
      500,000  Merrill Lynch & Co., Inc.
               5.85%, 01/07/98                                           499,513
    1,000,000  Merrill Lynch & Co., Inc.
               5.85%, 01/12/98                                           998,213
    1,500,000  Progress Funding Corp., Series B
               7.80%, 01/02/98                                         1,499,675
      100,000  Reliastar Mortgage Corp.
               6.25%, 01/05/98                                            99,931
    1,500,000  Special Purpose Accounts Receivable Cooperative Corp.
               6.25%, 01/07/98                                         1,498,438
    2,000,000  Triple-A-One Funding Corp.
               7.00%, 01/02/98                                         1,999,611
    1,877,000  Triple-A-One Funding Corp.
               6.50%, 01/06/98                                         1,875,326
                                                                 ---------------
               Total Commercial Paper                                 13,885,586
                                                                 ---------------
               (Cost $13,885,586)


U.S. GOVERNMENT OBLIGATIONS (A) - 1.11%

               U.S. Treasury Bills
$   1,250,000  5.00%, 01/02/98                                   $     1,249,826
    1,000,000  5.19%, 01/22/98                                           996,973
                                                                 ---------------
               Total U.S.
               Government Obligations                                  2,246,799
                                                                 ---------------
               (Cost $2,246,799)



      Shares
------------------


INVESTMENT COMPANIES - 2.87%

      494,808  ILA Prime Obligation Money Market Fund                    494,808
      494,839  ILA Prime Obligation Portfolio Fund, Class B              494,839
      328,800  John Hancock Bank and Thrift Opportunity Fund           4,808,700
                                                                 ---------------
               Total Investment Companies                              5,798,347
                                                                 ---------------
               (Cost $3,588,895)

Total Investments - 99.81%                                           201,752,311
                                                                 ---------------
(Cost $174,710,704)
Net Other Assets and Liabilities - 0.19%                                 386,805
                                                                 ---------------
Net Assets - 100.00%                                             $   202,139,116
                                                                 ===============

----------------------------------------------------
*        Non income producing security.
(A)      Effective yield at time of purchase.


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At December 31, 1997, the aggregate cost of investment securities for tax purposes was $174,744,670. Net unrealized appreciation (depreciation) aggregated $27,007,641 of which $33,743,014 related to appreciated investment securities and $(6,735,373) related to depreciated investment securities.

Distributions from long-term capital gains for the year ended December 31, 1997 were $17,920,420.

OTHER INFORMATION
For the year ended December 31, 1997, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $204,591,693 and $156,094,131 of non-governmental issuers, respectively.




                                       See Notes to Financial Statements.
                                       -----------------------------------------

--------------------------------------------------------------------------------
                        Select International Equity Fund
--------------------------------------------------------------------------------

                 PORTFOLIO OF INVESTMENTS . December 31, 1997
--------------------------------------------------------------------------------

                                                                      Value
    Shares                                                           (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.46%

               Australia - 5.58%
    103,540    Broken Hill Proprietary Co., Ltd.                  $      961,350
    726,520    National Australia Bank, Ltd.                          10,144,448
  1,321,000    News Corp Ltd.                                          7,290,291
  1,062,800    Telestra Corp.                                          2,243,651
    447,934    WMC Ltd.                                                1,561,444
                                                                  --------------
                                                                      22,201,184
                                                                  --------------

               France - 2.46%
     64,100    Michelin, Class B                                       3,228,515
     60,160    Total SA, Class B                                       6,550,150
                                                                  --------------
                                                                       9,778,665
                                                                  --------------

               Germany - 6.85%
    124,595    Hoechst AG                                              4,317,065
     18,365    Mannesmann AG                                           9,223,136
     81,710    Siemens AG                                              4,930,658
     89,760    Veba AG                                                 6,115,315
      4,873    Viag AG                                                 2,669,516
                                                                 ---------------
                                                                      27,255,690
                                                                 ---------------

               Hong Kong - 1.56%
    251,400    HSBC Holdings                                           6,197,179
                                                                 ---------------

               Indonesia - 0.83%
    992,000    Gudang Garam                                            1,511,964
  1,200,000    PT Hanjaya Mandala Sampoerna                              906,305
  1,675,000    Telekomunikasi Indonesia                                  891,632
                                                                  --------------
                                                                       3,309,901
                                                                  --------------

               Ireland - 0.74%
  1,043,350    Smurfit (Jefferson) Group                               2,944,493
                                                                  --------------

               Italy - 1.70%
    158,835    ENI                                                       901,085
    917,560    Telecom Italia                                          5,864,508
                                                                  --------------
                                                                       6,765,593
                                                                  --------------

               Japan - 16.09%
    487,000    Canon, Inc                                             11,386,460
    233,000    Dai Nippon Printing Co., Ltd.                           4,390,442
    279,000    Honda Motor Co., Ltd.                                  10,278,410
    281,000    Kao Corp.                                               4,063,033
     19,000    Keyence Corp.                                           2,820,312
    107,000    Murata Manufacturing Co., Ltd.                          2,699,254
     44,000    Rohm Co., Ltd.                                          4,500,808
    264,000    Shiseido Co., Ltd.                                      3,614,183
    118,100    Sony Corp.                                             10,536,445
    340,000    Takeda Chemical Industries, Ltd.                        9,727,653
                                                                  --------------
                                                                      64,017,000
                                                                  --------------

               Malaysia - 0.54%
    700,000    Development & Commercial
               Bank Holdings, Berhad                              $      338,098
    349,000    Hume Industries, Berhad                                   365,824
  1,181,200    Sime-Darby, Berhad                                      1,134,962
    363,000    United Engineers, Berhad                                  302,161
                                                                  --------------
                                                                       2,141,045
                                                                  --------------

               Mexico - 0.61%
    811,700    Grupo Financiero Banamex, Series B*                     2,426,499
                                                                  --------------

               Netherlands - 9.70%
    257,412    ABN- Amro Holdings                                      5,015,607
    283,495    Elsevier NV                                             4,586,875
    402,792    ING Groep NV                                           16,968,223
     95,455    Nutricia Ver Bedrijven                                  2,895,819
     79,860    Royal Dutch Petroleum                                   4,384,520
    114,030    Royal PTT Nederland, ADR                                4,758,687
                                                                  --------------
                                                                      38,609,731
                                                                  --------------

               Philippines - 0.24%
    748,130    San Miguel, Class B                                       937,530
                                                                  --------------

               Portugal - 0.31%
     64,542    Electricidade De Portugal                               1,223,474
                                                                  --------------

               Singapore - 3.74%
    673,000    City Developments, Ltd.                                 3,115,484
    633,000    Development Bank of Singapore                           5,409,810
    436,600    Fraser and Neave, Ltd. Ord.                             1,891,570
    356,800    Singapore Press                                         4,468,103
                                                                  --------------
                                                                      14,884,967
                                                                  --------------

               Spain - 1.32%
    157,810    Banco De Santander                                      5,270,156
                                                                  --------------

               Switzerland - 13.38%
      4,987    Alusuisse Lonza Holdings, REGD                          4,797,063
      6,849    Nestle SA                                              10,279,011
     11,122    Novartis AG*                                           18,072,141
        728    Roche Holdings AG                                       7,239,815
      6,871    Schweiz Ruckverisch, REGD                              12,870,014
                                                                  --------------
                                                                      53,258,044
                                                                  --------------

               United Kingdom - 31.81%
    366,900    Barclays Bank, Plc                                      9,749,726
  1,285,150    B.A.T. Industries, Plc                                 11,725,396
  1,343,427    BTR, Plc                                                4,122,542
    517,000    Cable & Wireless, Plc                                   4,546,848
    397,480    Cadbury Schweppes, Plc                                  3,956,789
    538,114    Diageo, Plc                                             4,945,038
    171,204    EMI Group, Plc                                          1,476,810
    612,290    General Electric Co., Plc                               4,019,779
    347,250    Glaxo Wellcome, Plc                                     8,216,244
    501,850    Granada Group, Plc                                      7,737,233
    306,950    Kingfisher, Plc                                         4,282,878



                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                        Select International Equity Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------


                                                                      Value
    Shares                                                           (Note 2)
--------------------------------------------------------------------------------
               United Kingdom - (Continued)
    667,250    Ladbroke Group, Plc                                $    2,898,443
    697,550    Lloyds TSB Group, Plc                                   9,021,319
    279,100    Premier Farnell, Plc                                    2,022,916
    753,900    Prudential Corp., Plc                                   8,763,913
    686,600    Safeway, Plc                                            3,897,580
    282,000    Scottish Power, Plc                                     2,489,379
    944,050    Shell Transportation and Trading, Plc                   6,858,006
    347,300    Siebe, Plc                                              6,514,511
    545,750    TI Group, Plc                                           4,184,580
    905,650    Vodafone Group, Plc                                     6,608,854
    242,650    Zeneca Group, Plc                                       8,544,098
                                                                  --------------
                                                                     126,582,882
                                                                  --------------
               Total Common Stocks                                   387,804,033
               (Cost $356,660,501)                                --------------


PREFERRED STOCK - 0.19%

    153,835    News Corp Ltd. (Australia)                         $      761,175
                                                                  --------------
               Total Preferred Stock                                     761,175
               (Cost $632,568)                                    --------------


INVESTMENT COMPANIES - 1.48%

  3,542,337    Federated Investors                                     3,542,337
    353,494    ILA Prime Obligation Portfolio Fund, Class B              353,494
  1,990,010    State Street Bank Temporary Fund                        1,990,010
                                                                  --------------
               Total Investment Companies                              5,885,841
               (Cost $5,885,841)                                  --------------


Total Investments - 99.13%                                           394,451,049
(Cost $363,178,910)                                               --------------

Net Assets and Other Liabilities - 0.87%                               3,464,266
                                                                  --------------
Net Assets - 100.00%                                              $  397,915,315
                                                                  ==============

-------------------------
*            Non income producing security.
ADR          American Depository Receipt


--------------------------------------------------------------------------------
             Industry Concentration of Common and Preferred Stocks
             -----------------------------------------------------
                         as Percentage of Net Assets:
                         ---------------------------

Finance                                                             23.54%
Chemicals and Drugs                                                 14.42
Telecommunications                                                   9.81
Consumer Goods and Services                                          9.79
Electronics                                                          9.48
Durable Goods                                                        8.01
Energy                                                               4.72
Utilities                                                            4.08
Tobacco                                                              3.56
Food and Beverage                                                    3.23
Basic Materials                                                      2.11
Business Services                                                    1.10
Retail                                                               1.08
Building and Construction                                            0.86
Paper                                                                0.74
Leisure and Entertainment                                            0.73
Metals and Mining                                                    0.39
                                                                   -------
Total                                                               97.65%
                                                                   =======




                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                        Select International Equity Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------


FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

                                                                           Unrealized
    Currency   Contracts To   Settlement   Contracts At    In Exchange     Appreciation
     Value       Deliver         Dates        Value        for U.S. $     (Depreciation)
  -----------  ------------  ------------ -------------   -------------    -------------
   12,288,000      CHF         01/07/98   $   8,398,640   $   8,453,508    $      54,868
    9,880,000      DEM         01/14/98       5,504,638       5,674,476          169,838
    6,800,000      GBP         01/26/98      11,211,502      11,047,280         (164,222)
    9,238,000      CHF         01/30/98       6,344,998       6,605,318          260,320
    7,400,000      CHF         02/13/98       5,090,192       5,386,127          295,935
    5,640,000      GBP         02/24/98       9,289,763       9,498,888          209,125
  675,862,000      JPY         02/27/98       5,222,997       5,398,259          175,262
1,862,625,000      JPY         03/09/98      14,416,405      14,800,358          383,953
  675,862,000      JPY         03/16/98       5,236,834       5,270,537           33,703
                                          -------------   -------------    -------------
                                          $  70,715,969   $  72,134,751    $   1,418,782
                                          =============   =============    =============

----------------------------
CHF      Swiss Francs
DEM      German Mark
GBP      British Pound
JPY      Japanese Yen


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At December 31, 1997, the aggregate cost of investment securities for tax purposes was $363,178,967. Net unrealized appreciation (depreciation) aggregated $31,272,082, of which $67,192,241 related to appreciated investment securities and $(35,920,159) related to depreciated investment securities.

Distributions from long-term capital gains for the year ended December 31, 1997 were $10,114,719.

For the year ended December 31, 1997, the Portfolio has elected to defer $3,563,670 of capital losses attributable to Post-October Losses.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows (Unaudited):

                  Paydate           Income           Taxes
                  -------           ------           -----
                  12/31/97          $ .032           $ .004


OTHER INFORMATION
For the year ended December 31, 1997, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $219,246,639 and $62,172,360 of non-governmental issuers, respectively.


                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                               Select Growth Fund
--------------------------------------------------------------------------------

                 PORTFOLIO OF INVESTMENTS . December 31, 1997
--------------------------------------------------------------------------------


                                                                      Value
    Shares                                                           (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.41%

               Finance - 18.18%
    129,000    American Express Co.                               $   11,513,250
     66,450    American International Group, Inc.                      7,226,438
     21,100    Associates First Capital Corp.*                         1,500,738
    153,100    BankAmerica Corp.                                      11,176,300
     53,700    Comerica, Inc.                                          4,846,425
    120,400    Conseco, Inc.                                           5,470,675
     17,500    Fifth Third Bancorp                                     1,430,625
     84,100    First Chicago NBD Corp.                                 7,022,350
     47,200    Franklin Resources, Inc.                                4,103,450
    247,000    MBNA Corp.                                              6,746,188
     89,100    Morgan Stanley, Dean Witter, Discover and Co.           5,268,038
      1,400    SouthTrust Corp.                                           88,813
      7,900    SunTrust Banks, Inc.                                      563,863
    202,449    Travelers Group, Inc.                                  10,906,940
    119,700    Washington Mutual, Inc.                                 7,638,356
                                                                  --------------
                                                                      85,502,449
                                                                  --------------

               Durable Goods - 14.13%
     89,000    BMC Software, Inc.*                                     5,840,625
    197,400    CBS Corp.                                               5,810,963
     86,300    CompUSA, Inc.*                                          2,675,300
    102,500    Compuware Corp.                                         3,280,000
     46,500    Dell Computer Corp.*                                    3,906,000
    222,600    General Electric Co.                                   16,333,275
    104,500    Ingersoll - Rand Co.                                    4,232,250
    165,600    PeopleSoft, Inc.*                                       6,458,400
     80,100    Tellabs, Inc.*                                          4,235,288
     74,800    Texas Instruments, Inc.                                 3,366,000
    228,500    Tyco International, Ltd.                               10,296,781
                                                                  --------------
                                                                      66,434,882
                                                                  --------------

               Chemicals and Drugs - 12.31%
    115,300    Bristol-Myers Squibb Co.                               10,910,262
     77,800    Clorox Co.                                              6,151,062
     73,400    Lilly (Eli) & Co.                                       5,110,475
     74,800    Merck & Co., Inc.                                       7,947,500
    141,800    Pfizer, Inc.                                           10,572,963
    116,600    Schering-Plough Corp.                                   7,243,776
     80,400    Warner-Lambert Co.                                      9,969,600
                                                                  --------------
                                                                      57,905,638
                                                                  --------------

               Retail - 11.86%
    102,400    Consolidated Stores Corp.*                              4,499,200
    144,900    Costco Cos., Inc.*                                      6,466,163
    165,900    CVS Corp.                                              10,627,969
     92,800    Dayton - Hudson Corp.                                   6,264,000
     60,400    Home Depot, Inc.                                        3,556,050
     52,400    Safeway, Inc. *                                         3,314,300
    165,400    TJX Cos., Inc.                                          5,685,626
    172,500    Walgreen Co.                                            5,412,188
    252,800    Wal-Mart Stores, Inc.                                   9,969,800
                                                                  --------------
                                                                      55,795,296
                                                                  --------------

               Technology - 8.22%
     92,200    Compaq Computer Corp.                                   5,203,538
    134,288    Computer Associates International, Inc.                 7,100,452
    158,800    EMC Corp.*                                              4,357,075
     56,000    Lucent Technologies, Inc.                               4,472,987
     89,900    Microsoft Corp.*                                       11,619,575
     73,400    Parametric Technology Corp.*                            3,477,325
     27,100    Pitney Bowes, Inc.*                                     2,437,306
                                                                  --------------
                                                                      38,668,258
                                                                  --------------

               Consumer Products - 6.59%
     71,500    Colgate-Palmolive Co.                                   5,255,250
    163,600    Halliburton Co.                                         8,496,975
     47,900    Jones Apparel Group, Inc.*                              2,059,700
     41,800    Lauder (Estee) Cos., Inc., Class A                      2,150,088
     70,200    Liz Claiborne, Inc.                                     2,935,238
    126,600    Procter & Gamble Co.                                   10,104,263
                                                                  --------------
                                                                      31,001,514
                                                                   -------------

               Energy - 4.21%
    120,500    Exxon Corp.                                             7,373,094
     52,400    Mobil Corp.                                             3,782,625
    107,200    Schlumberger, Ltd.                                      8,629,600
                                                                  --------------
                                                                      19,785,319
                                                                  --------------

               Food and Beverage - 3.61%
     61,900    Campbell Soup Co.                                       3,597,938
    171,100    Coca-Cola Enterprises, Inc.                             6,084,744
     99,900    ConAgra, Inc.                                           3,277,969
     71,500    Sara Lee Corp.                                          4,026,344
                                                                  --------------
                                                                      16,986,995
                                                                  --------------

               Health Services - 3.38%
     51,000    Cardinal Health, Inc.                                   3,831,375
    140,500    HBO & Co.                                               6,744,000
    192,500    HEALTHSOUTH Corp.*                                      5,341,875
                                                                  --------------
                                                                      15,917,250
                                                                  --------------

               Communications - 3.16%
     64,400    Ericsson (L.M.) Telefonakiebolaget, Class A*            2,402,925
    149,300    Sprint Corp.                                            8,752,713
    131,200    Tele-Communications, Inc., TCI Venture                  3,714,600
                                                                  --------------
                                                                      14,870,238
                                                                  --------------

               Hotels-Leisure - 2.92%
     92,200    Carnival Corp., Class A                                 5,105,575
     94,600    Marriott International, Inc.                            6,551,050
     36,300    Starwood Hotels and Resorts Trust                       2,100,863
                                                                  --------------
                                                                      13,757,488
                                                                  --------------

               Business Services - 2.40%
    142,800    Cendant Corp.*                                          4,908,750
     85,500    Interpublic Group of Companies, Inc.                    4,258,969
     55,300    Quintiles Transnational Corp.*                          2,115,225
                                                                  --------------
                                                                      11,282,944
                                                                  --------------




                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                               Select Growth Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------


                                                                      Value
     Shares                                                          (Note 2)
--------------------------------------------------------------------------------
              Printing and Publishing - 2.32%
    176,400   Gannett Co., Inc.                                    $ 10,903,725
                                                                   ------------

              Utilities - 1.91%
     61,900   SBC Communications, Inc.*                               4,534,175
    112,900   USA Waste Services, Inc.*                               4,431,325
                                                                   ------------
                                                                      8,965,500
                                                                   ------------

              Aerospace-Aircraft - 1.29%
     97,200   Textron, Inc.                                           6,075,000
                                                                   ------------

              Building and Construction- 0.92%
     83,900   Masco Corp.                                             4,268,413
                                                                   ------------
              Total Common Stocks                                   458,120,909
              (Cost $364,915,595)                                  ------------


Par Value
---------

CORPORATE BONDS - 0.74%

$ 1,000,000   Green Tree Lease Finance, LLC
              5.99%, 01/20/99                                         1,000,000
  2,500,000   New England Education Loan Marketing Corp.
              6.01%, 07/17/98                                         2,498,958
                                                                   ------------
              Total Corporate Bonds                                   3,498,958
              (Cost $3,502,115)                                    ------------

CERTIFICATES OF DEPOSIT - 1.17%

  2,500,000   Skandinaviska Enskilda Banken
              5.88%, 06/03/98                                         2,499,000
  3,000,000   Bayerische Vereinsban AG
              6.30%, 11/25/98                                         2,990,400
                                                                   ------------
              Total Certificates of Deposit                           5,489,400
              (Cost $5,500,020)                                    ------------



                                                                      Value
Par Value                                                            (Note 2)
--------------------------------------------------------------------------------

COMMERCIAL PAPER - 1.56%

$ 1,500,000   New York, NY
              5.50%, 02/01/98                                      $  1,499,103
  5,860,000   Federal Home Loan Mortgage Corp.
              5.70%, 01/05/98 (A)                                     5,856,289
                                                                   ------------
              Total Commercial Paper                                  7,355,392
              (Cost $7,355,763)                                    ------------

  Shares
----------

INVESTMENT COMPANIES - 0.72%

      4,025   ILA Prime Obligation Portfolio Fund, Class B                4,025
  3,405,795   State Street Bank Temporary Fund                        3,405,795
                                                                   ------------
              Total Investment Companies                              3,409,820
              (Cost $3,409,820)                                    ------------

Total Investments - 101.60%                                         477,874,479
(Cost $384,683,313)                                                ------------

Net Assets and Other Liabilities - (1.60)%                           (7,518,506)
                                                                   ------------
Net Assets - 100.00%                                               $470,355,973
                                                                   ============

-------------------------------------------
*     Non income producing security.
(A)   Effective yield at time of purchase.



FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At December 31, 1997, the aggregate cost of investment securities for tax purposes was $384,850,540. Net unrealized appreciation (depreciation) aggregated $93,023,939 of which $97,436,276 related to appreciated investment securities and $(4,412,337) related to depreciated investment securities.

Distributions from long-term capital gains for the year ended December 31, 1997 were $12,681,625.

OTHER INFORMATION
For the year ended December 31, 1997, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $395,127,759 and $250,498,372 of non-governmental issuers, respectively.


              See Notes to Financial Statements.
------------------------------------------------

--------------------------------------------------------------------------------
                                  Growth Fund
--------------------------------------------------------------------------------

                  PORTFOLIO OF INVESTMENTS . December 31, 1997
--------------------------------------------------------------------------------

                                                                        Value
    Shares                                                             (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.24%

                Durable Goods - 20.14%
      6,600     Advanced Fibre Communications, Inc.*                $    192,225
     17,200     Arrow Electronics, Inc.*                                 557,925
     19,400     Beckman Instruments, Inc.                                776,000
    103,300     BMC Software, Inc.*                                    6,779,063
    202,500     Case Corp.                                            12,238,584
     10,000     Caterpillar, Inc.                                        485,625
      5,000     Cellular Communications International*                   233,750
      7,300     CIENA Corp.*                                             446,213
      9,700     Complete Business Solutions, Inc.*                       421,950
      9,800     Computer Horizons Corp. *                                441,000
    236,000     Cummins Engine Co., Inc.                              13,938,750
      9,800     Deere & Co.                                              571,463
     32,200     Eaton Corp.                                            2,873,850
      8,500     Edwards (J.D.) & Co.*                                    250,750
    435,200     Ford Motor Co.                                        21,188,780
    202,000     General Motors Corp.                                  12,246,250
     20,618     Globalstar Telecommunications, Ltd.*                   1,012,859
    110,100     Goodyear Tire & Rubber Co.                             7,005,113
     87,500     GTECH Holdings Corp.*                                  2,794,531
     83,900     Intel Corp.                                            5,893,975
      9,000     Kennametal, Inc.                                         466,313
    167,700     Lockheed Martin Corp.                                 16,518,450
    225,500     LucasVarity Plc, ADR*                                  7,864,313
     32,000     Mapics, Inc.*                                            348,000
    226,800     MCI Communications Corp.                               9,709,875
      1,600     Millicom International Cellular SA*                       60,200
     14,250     Parker-Hannifin Corp.                                    653,719
      7,500     PeopleSoft, Inc.*                                        292,500
     15,200     Quantum Corp. *                                          304,950
     12,841     Raytheon Co., Class A*                                   633,234
      4,700     Sapient Corp. *                                          287,875
    112,100     Sprint Corp.                                           6,571,863
     10,300     Standard Register Co.                                    357,925
     25,500     Stratus Computer, Inc.*                                  964,219
      9,700     Tecumseh Products Co., Class A                           472,875
      9,600     Tellabs, Inc.*                                           507,600
     97,100     Textron, Inc.                                          6,068,750
      5,500     Uniphase Corp.*                                          227,563
     14,400     U.S. Office Products Co.*                                282,600
      6,200     VisioCorp.*                                              237,925
      6,400     Wind River Systems, Inc.*                                254,000
     44,800     Xerox Corp.                                            3,306,800
                                                                    ------------
                                                                     146,740,205
                                                                    ------------
                Finance - 13.30%
    115,000     Aetna, Inc.                                            8,114,688
     55,290     Allstate Corp.                                         5,024,479
     41,700     American Express Co.                                   3,721,725
     12,000     American General Corp.                                   648,750
    104,400     BankBoston Corp.                                       9,807,075
     92,700     Bear Stearns Cos., Inc.                                4,403,250
     10,200     Chase Manhattan Corp.                                  1,116,900
      7,500     Chubb Corp.                                              567,188
      5,400     CIGNA Corp.                                              934,538
     56,000     Citicorp                                               7,080,500
     37,400     CMAC Investment Corp.                                  2,258,025
     13,800     Crestar Financial Corp.                                  786,600
     10,000     Edwards (A.G.), Inc.*                                    397,500
    110,100     EXEL, Ltd.                                             6,977,588
      7,500     Fannie Mae                                               427,969
      7,000     Finova Group (The), Inc.*                                347,813
    162,980     First Union Corp.                                      8,352,725
      5,300     Franklin Resources, Inc.                                 460,769
    169,100     Hartford Financial Services Group, Inc.               15,821,412
     16,800     Healthcare Recoveries, Inc.*                             373,800
     44,200     Lehman Brothers Holdings, Inc.                         2,254,200
     11,800     Mellon Bank Corp.                                        715,375
     14,600     Old Republic International Corp.                         542,938
     13,400     Reliastar Financial Corp.                                551,913
      5,500     Republic New York Corp.                                  628,031
      5,200     Security Capital Group, Inc., Class B*                   169,000
     14,499     Security Capital Industrial Trust                        360,663
     12,000     Security Capital US Realty                               170,400
      9,800     Sirrom Capital Corp.                                     510,825
     68,100     SLM Holding Corp.                                      9,474,386
      6,100     State Street Corp.                                       354,944
      7,000     SunAmerica, Inc.                                         299,250
      6,800     The Bank of New York Co., Inc.                           393,125
     15,000     TIG Holdings, Inc.                                       497,813
      7,200     Transatlantic Holdings, Inc.                             514,800
      5,500     Wells Fargo & Co.                                      1,866,906
                                                                    ------------
                                                                      96,927,863
                                                                    ------------

               Chemicals and Drugs - 9.29%
    73,400     Baxter International, Inc.                              3,702,113
    24,000     Bergen Brunswig Corp., Class A                          1,011,000
    13,100     Biochem Pharma, Inc.*                                     273,463
    89,080     Bristol-Myers Squibb Co.                                8,429,195
    15,300     Cabot Corp.                                               422,663
     6,300     Dow Chemical Co.                                          639,450
   169,500     Du Pont (E.I.) de Nemours & Co.                        10,180,564
    83,400     FMC Corp.*                                              5,613,863
    86,200     Grace (W.R.) & Co.                                      6,933,713
     9,500     Great Lakes Chemical Corp.                                426,313
    11,200     HBO & Co.                                                 537,600
   257,330     Health Management Associates, Inc., Class A*            6,497,583
   165,500     Healthsouth Corp.*                                      4,592,625
     9,600     Lauder (Estee) Cos., Inc., Class A                        493,800
   105,000     Lincare Holdings, Inc.*                                 5,985,000
    20,000     Mallinckrodt, Inc.                                        760,000
    17,000     Maxicare Health Plans, Inc.*                              184,875



                                       See Notes to Financial Statements.
                                       -----------------------------------------

--------------------------------------------------------------------------------
                                  Growth Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------

                                                                        Value
    Shares                                                             (Note 2)
--------------------------------------------------------------------------------
                 Chemicals and Drugs (continued)
    47,700       Merck & Co., Inc.                                  $  5,068,125
     7,900       Pediatrix Medical Group, Inc.*                          337,725
    16,400       Rexall Sundown, Inc.*                                   495,075
     9,600       Rohm & Haas Co.                                         919,200
   113,800       Tenet Healthcare Corp.*                               3,769,625
    14,600       Total Renal Care Holdings, Inc.*                        401,500
                                                                    ------------
                                                                      67,675,070
                                                                    ------------

                 Consumer Staples - 6.15%
     7,200       Danaher Corp.                                           454,500
    11,600       Fresh Del Monte Produce, Inc.*                          169,650
    13,500       Friendly Ice Cream Corp.*                               156,938
    19,000       IBP, Inc.                                               397,813
     5,100       Mondavi (Robert) Corp., Class A*                        248,625
   628,000       Philip Morris Cos., Inc.                             28,456,250
   366,100       RJR Nabisco Holdings Corp.                           13,728,750
     7,900       Springs Industries, Inc., Class A                       410,800
    16,800       VF Corp.                                                771,750
                                                                    ------------
                                                                      44,795,076
                                                                    ------------

                 Energy - 5.77%
     5,000       Amoco Corp.                                             425,625
    70,200       Atlantic Richfield Co.                                5,624,775
   141,300       British Petroleum Co. Plc, ADR                       11,259,844
    79,100       Coastal Corp.                                         4,899,256
     3,500       Diamond Offshore Drilling, Inc.                         168,438
     6,600       Global Marine, Inc.*                                    161,700
     6,200       McDermott (J. Ray) SA*                                  266,600
   215,800       Phillips Petroleum Co.                               10,493,275
    97,900       Repsol SA, ADR                                        4,166,869
     6,800       Santa Fe International Corp.                            276,675
    55,700       Texaco, Inc.                                          3,028,688
    16,800       Ultramar Diamond Shamrock Corp.                         535,500
    22,000       YPF Sociedad Anonima, Class D, ADR                      752,125
                                                                    ------------
                                                                      42,059,370
                                                                    ------------

                Consumer Products - 5.76%
   15,400       At Home Corp., Series A *                                386,925
    5,400       Beringer Wine Estates, Class B*                          205,200
   14,000       Big City Radio, Inc.*                                    113,750
   90,500       Boise Cascade Corp.                                    2,737,625
   92,500       Bowater, Inc.                                          4,110,469
    4,000       Brylane, Inc.*                                           197,000
    2,800       Cablevision Systems Corp., Class A*                      268,100
   11,400       Cinar Films, Inc., Class B*                              443,175
   14,500       Cintas Corp.                                             565,500
   69,600       Clear Channel Communications, Inc.*                    5,528,850
  127,300       Coca-Cola Enterprises, Inc.                            4,527,106
   89,400       CompUSA, Inc. *                                        2,771,400
   11,300       Dillard's, Inc., Class A                                 398,325
    4,900       GEAC Computer Corp., Ltd.                                161,383
    7,600       Heftel Broadcasting Corp., Class A*                      355,300
    7,900       Hibbett Sporting Goods, Inc.*                            173,800
   18,200       Imax Corp.*                                              400,400
   16,700       IMC Global, Inc.                                         546,925
    7,900       Jacor Communications, Inc.*                              419,688
   15,900       Metro-Goldwyn-Mayer, Inc.*                               318,000
  318,400       Office Depot, Inc.                                     7,621,700
   11,900       Panamsat Corp.*                                          513,188
   14,000       Russell Corp.                                            371,875
    8,800       TRW, Inc.                                                469,700
   12,600       Tupperware Corp.                                         351,225
   64,500       Weyerhaeuser Co.                                       3,164,531
  123,700       York International Corp.                               4,893,881
                                                                    ------------
                                                                      42,015,021
                                                                    ------------

                Building and Construction - 4.75%
  134,400       Aeroquip-Vickers, Inc.                                 6,594,000
  187,700       Champion International Corp.                           8,505,156
   73,049       Home Depot, Inc.                                       4,300,760
  134,200       Loews Corp.                                           14,241,975
   17,200       Owens Corning*                                           586,950
    6,500       Sealed Air Corp.*                                        401,375
                                                                    ------------
                                                                      34,630,216
                                                                    ------------

                Utilities - 4.55%
   17,000       Allied Waste Industries, Inc.*                           396,313
    6,500       American Disposal Services, Inc.*                        237,250
   63,300       Columbia Gas System, Inc.                              4,973,006
    6,162       Duke Energy Corp.                                        341,219
   13,100       Entergy Corp.                                            392,181
   17,900       GPU, Inc.                                                754,038
   10,000       Nextlink Communications, Inc.*                           213,125
   92,500       SBC Communications, Inc.                               6,775,625
    5,800       Teleport Communications Group, Inc., Class A*            318,275
  451,700       Waste Management, Inc.                                12,421,750
  209,389       WorldCom, Inc.                                         6,334,017
                                                                    ------------
                                                                      33,156,799
                                                                    ------------

                Technology - 4.01%
    5,200       Accelr8 Technology Corp.                                 140,400
   93,700       Airtouch Communications, Inc.*                         3,894,406
    4,800       Intermedia Communications, Inc.*                         291,600
   18,900       Inter-Tel, Inc.*                                         366,188
   23,300       Loral Space & Communications*                            499,494
    7,700       Metromedia Fiber Network, Inc.*                          128,013
  146,300       Microsoft Corp.*                                      18,909,275
   94,912       Network Associates, Inc.*                              5,018,472
                                                                    ------------
                                                                      29,247,848
                                                                    ------------

                Computer Equipment and Technology - 3.75%
  152,950       Cisco Systems, Inc.*                                   8,526,963
  113,600       Harnischfeger Industries, Inc.                         4,011,500
   28,200       International Business Machines Corp.                  2,948,663
    9,500       Micro Focus Group Plc, ADR*                              383,563
    9,900       Princeton Video Image, Inc.*                              92,813
  181,900       Seagate Technology, Inc.*                              3,501,575
  224,425       3Com Corp.*                                            7,840,848
                                                                    ------------
                                                                      27,305,925
                                                                    ------------

                Aerospace-Airlines - 3.02%
   42,800       AMR Corp.*                                             5,499,800
  226,600       United Technologies Corp.                             16,499,313
                                                                    ------------
                                                                      21,999,113
                                                                    ------------


                     See Notes to Financial Statements.
-------------------------------------------------------

--------------------------------------------------------------------------------
                                  Growth Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------

                                                                         Value
    Shares                                                              (Note 2)
--------------------------------------------------------------------------------



                Broadcasting - 2.59%
     10,350     Comcast Corp. Special, Class A                       $   326,672
      9,200     Metro Networks, Inc.*                                    301,300
    217,200     News Corp., Ltd., ADR                                  4,316,850
    133,618     Tele-Communications, Inc.,
                Liberty Media Group, Series A*                         4,843,653
    215,777     Tele-Communications, Inc., TCI Group*                  6,028,270
     83,224     Tele-Communications, Inc., TCI Venture*                2,356,280
     13,400     TV Azteca SA, ADR*                                       302,338
      4,700     Univision Communications, Inc.*                          328,119
                                                                     -----------
                                                                      18,803,482
                                                                     -----------

                Retail - 2.39%
     18,000     Borders Group, Inc.*                                     563,625
     94,200     CVS Corp.                                              6,034,688
     68,500     Federated Department Stores, Inc.*                     2,949,741
    151,900     Sears Roebuck & Co.                                    6,873,475
      9,800     Stage Stores, Inc.*                                      366,275
     20,000     Toys `R' Us, Inc.*                                       628,750
                                                                     -----------
                                                                      17,416,554
                                                                     -----------

                Business Services - 2.20%
    420,936     Cendant Corp.*                                        14,469,675
     13,500     Coinstar, Inc.*                                          123,188
     17,100     Concord EFS, Inc.*                                       425,363
      9,950     Fiserv, Inc.*                                            488,794
     35,300     Olsten Corp.                                             529,500
                                                                     -----------
                                                                      16,036,520
                                                                     -----------

                Health Services - 0.99%
     12,100     Ameripath, Inc.*                                         205,700
    186,968     Columbia/HCA Healthcare Corp.                          5,538,927
     27,350     Foundation Health Systems, Inc., Class A*                611,956
     21,200     Orthodontic Centers of America, Inc.*                    352,450
      3,300     Sunrise Assisted Living, Inc. *                          142,313
      8,400     Wellpoint Health Networks, Inc.*                         354,900
                                                                     -----------
                                                                       7,206,246
                                                                     -----------

                Consumer Service - 0.97%
    188,900     Service Corp. International                            6,977,494
      6,000     United Rentals, Inc.*                                    115,875
                                                                     -----------
                                                                       7,093,369
                                                                     -----------

                Transportation - 0.27%
      8,800     Atlas Air, Inc.*                                         211,200
     10,900     CSX Corp.                                                588,600
      9,700     Delta Air Lines, Inc.                                  1,154,300
                                                                     -----------
                                                                       1,954,100
                                                                     -----------

                Electronics - 0.10%
     19,350     Tektronix, Inc.                                          767,953
                                                                     -----------

                Entertainment - 0.09%
     12,700     AMF Bowling, Inc.*                                       317,500
      8,600     Premier Parks, Inc.*                                     348,300
                                                                     -----------
                                                                         665,800
                                                                     -----------

                Metals and Mining - 0.07%
     15,500     Inland Steel Industries, Inc.                            265,438
     19,700     National Steel Corp., Class B*                           227,781
                                                                     -----------
                                                                         493,219
                                                                     -----------

                Advertising - 0.06%
     12,250     Outdoor Systems, Inc.*                                   470,094
                                                                     -----------

                Hotels/Leisure - 0.02%
      5,400     Signature Resorts, Inc.*                                 118,125
                                                                     -----------
                Total Common Stocks                                  657,577,968
                (Cost $530,150,967)                                  -----------

Par Value
---------

CORPORATE NOTES AND BONDS - 4.12%

$ 2,500,000     Asset-Backed Capital, Ltd., MTN
                5.76%, 09/23/98                                        2,498,250
  2,470,000     Ford Motor Credit Co., MTN
                9.00%, 03/25/98                                        2,487,530
  3,500,000     Ford Motor Credit Co., Series 1, MTN
                6.36%, 05/26/98                                        3,506,349
  2,500,000     General Motors Acceptance Corp., MTN
                5.87%, 09/21/98                                        2,498,430
  2,500,000     Goldman Sachs Group, LP
                5.90%, 02/01/99                                        2,500,400
  1,500,000     Heller Financial, Inc., Series G, MTN
                6.06%, 09/03/99                                        1,500,008
  2,500,000     Morgan Stanley Group, Inc., Series C, Senior MTN
                6.43%, 03/09/98                                        2,502,380
  2,500,000     New England Education Loan Marketing Corp., MTN
                6.01%, 07/18/98                                        2,498,958
  3,000,000     New York NY, Series E, GO
                5.50%, 02/01/98                                        2,998,206
  2,000,000     Painewebber Group, Inc., Series C, Senior MTN
                6.06%, 09/16/98                                        2,000,000
  2,500,000     Rabobank Nederland
                5.95%, 10/06/99                                        2,502,780
  1,500,000     VW Credit, Inc.
                5.75%, 11/15/98                                        1,495,598
  1,000,000     Xerox Credit Corp., Series D, MTN
                6.84%, 06/01/00                                        1,016,855
                                                                     -----------
                Total Corporate Notes and Bonds                       30,005,744
                (Cost $30,025,254)                                   -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.11%

                Federal Home Loan Bank - 1.51%
  2,000,000     5.57%, 01/23/98                                        1,999,776
  6,555,000     5.39%, 03/18/98                                        6,480,342
  2,530,000     5.36%, 04/15/98                                        2,489,897
                                                                     -----------
                                                                      10,970,015
                                                                     -----------


                              See Notes to Financial Statements.
                              --------------------------------------------------

--------------------------------------------------------------------------------
                                  Growth Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------


                                                                       Value
Par Value                                                             (Note 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Continued)

                  U.S. Treasury Notes - 1.14%
   $2,500,000     6.25%, 03/31/99                                 $   2,517,975
    1,220,000     5.75%, 09/30/99                                     1,221,525
    1,300,000     6.00%, 08/15/00                                     1,309,344
    3,000,000     6.25%, 06/30/02                                     3,060,939
      175,000     5.75%, 08/15/03                                       175,164
                                                                  -------------
                                                                      8,284,947
                                                                  -------------

                  Federal National Mortgage Association - 0.56%
    2,500,000     5.43%, 03/30/98                                     2,466,408
    1,640,000     6.50%, 02/25/02                                     1,636,184
                                                                  -------------
                                                                      4,102,592
                                                                  -------------

                  Federal Farm Credit Bank - 0.56%
    1,200,000     6.13%, 04/23/98                                     1,201,450
    3,000,000     5.50%, 08/12/98                                     2,896,749
                                                                  -------------
                                                                      4,098,199
                                                                  -------------

                  Federal Home Loan Mortgage Corporation - 0.34%
    2,500,000     6.20%, 09/08/99                                     2,500,150
                                                                  -------------
                  Total U.S. Government
                  and Agency Obligations                             29,955,903
                  (Cost $29,944,081)                              -------------


CERTIFICATES OF DEPOSITS - 0.41%

    1,000,000     Barclays Bank Plc, Yankee
                  5.75%, 12/16/98                                       994,500
    2,000,000     Skandinaviska Enskilda Banken
                  5.88%, 06/03/98                                     1,999,200
                                                                  -------------
                  Total Certificates of Deposits                      2,993,700
                  (Cost $2,999,705)                               -------------

COMMERCIAL PAPER (A) - 0.84%

    2,000,000     China International Marine Containers
                  5.59%, 02/13/98                                     1,986,000
    4,141,000     Lexington Parker Capital Corp.
                  5.93%, 01/21/98                                     4,127,358
                                                                  -------------
                  Total Commercial Paper                              6,113,358
                  (Cost $6,114,004)                               -------------


ASSET-BACKED SECURITIES - 0.78%

    2,000,000     Green Tree Lease Finance, Llc, 1997-1, Series A1
                  5.99%, 01/20/99                                     2,000,000
    2,500,000     Newcourt Receivables Asset Trust, 1997-1, Series A2
                  6.04%, 06/20/00                                     2,498,175
    1,193,984     WFS Financial Owner Trust, 1997-C, Series A1
                  5.79%, 09/20/98                                     1,194,357
                                                                  -------------
                  Total Asset-Backed Securities                       5,692,532
                  (Cost $5,693,909)                               -------------

     Shares
   ----------

INVESTMENT COMPANY - 0.75%

    5,412,367     State Street Bank Temporary Fund                    5,412,367
                                                                  -------------
                  Total Investment Company                            5,412,367
                  (Cost $5,412,367)                               -------------


Total Investments - 101.25%                                         737,751,572
(Cost $610,340,287)                                               -------------

Net Other Assets and Liabilities - (1.25)%                           (9,072,750)
                                                                  -------------
Net Assets - 100.00%                                              $ 728,678,822
                                                                  =============

------------------------------
*        Non income producing security.
(A)      Effective yield at time of purchase.
GO       General Obligation
ADR      American Depositary Receipt
MTN      Medium Term Note

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At December 31, 1997, the aggregate cost of investment securities for tax purposes was $611,252,362. Net unrealized appreciation (depreciation) aggregated $126,499,210, of which $145,362,485 related to appreciated investment securities and $(18,863,275) related to depreciated investment securities.

Distributions from long-term capital gains for the year ended December 31, 1997 were $100,532,836.

OTHER INFORMATION
For the year ended December, 1997, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $488,485,759 and $480,356,664 of non-governmental issuers, respectively, and $12,407,836 and $1,000,000 of U.S. Government Agency issuers, respectively.



                  See Notes to Financial Statements.
----------------------------------------------------

--------------------------------------------------------------------------------
                               Equity Index Fund
--------------------------------------------------------------------------------

                  PORTFOLIO OF INVESTMENTS . December 31, 1997
--------------------------------------------------------------------------------

                                                                         Value
    Shares                                                              (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS -98.58%

                Finance - 17.12%
     5,785      Aetna, Inc.                                        $     408,204
     3,800      Ahmanson (H.F.) & Co.                                    254,363
    16,969      Allstate Corp.                                         1,542,057
    18,200      American Express Co.                                   1,624,350
     9,717      American General Corp.                                   525,325
    27,300      American International Group, Inc.                     2,968,875
     6,500      AON Corp.                                                381,063
    22,640      Banc One Corp.                                         1,229,635
    14,700      Bank of New York Co., Inc.                               849,844
    27,204      BankAmerica Corp.                                      1,985,892
     5,700      BankBoston Corp.                                         535,444
     3,900      Bankers Trust New York Corp.                             438,506
     7,800      Barnett Banks, Inc.                                      560,625
     5,400      BB&T Corp.*                                              345,938
     2,000      Beneficial Corp.                                         166,250
    16,476      Chase Manhattan Corp.                                  1,804,122
     6,800      Chubb Corp.                                              514,250
     2,900      CIGNA Corp.                                              501,881
     2,200      Cincinnati Financial Corp.*                              309,650
    17,800      Citicorp                                               2,250,588
     4,100      Comerica, Inc.                                           370,025
     7,300      Conseco, Inc.                                            331,694
     7,900      Corestates Financial Corp.                               632,494
     4,100      Countrywide Credit Industries, Inc.                      175,788
    26,900      Federal Home Loan Mortgage Corp.                       1,128,119
    41,200      Federal National Mortgage Association                  2,350,975
     6,050      Fifth Third Bancorp                                      494,588
    11,558      First Chicago NBD Corp.                                  965,093
    24,350      First Union Corp.                                      1,247,937
     9,655      Fleet Financial Group, Inc.                              723,522
     3,100      General Re Corp.                                         657,200
     2,300      Golden West Financial Corp.                              224,969
     5,100      Green Tree Financial Corp.                               133,556
     4,700      Hartford Financial Services Group, Inc.                  439,744
     4,300      Household International, Inc.                            548,519
     6,200      Humana, Inc.*                                            128,650
     7,300      Huntington Bancshares, Inc.                              262,800
     2,800      Jefferson-Pilot Corp.                                    218,050
     8,500      KeyCorp                                                  601,906
     4,000      Lincoln National Corp.                                   312,500
     6,500      Marsh & McLennan Cos., Inc.                              484,656
     3,400      MBIA, Inc.                                               227,163
    19,412      MBNA Corp.                                               530,190
     9,700      Mellon Bank Corp.                                        588,063
    12,800      Merrill Lynch & Co., Inc.                                933,600
     4,500      MGIC Investment Corp.                                    299,250
    22,717      Morgan Stanley, Dean Witter, Discover                  1,343,143
     6,900      Morgan (J.P.) & Co., Inc.                                778,837
     8,400      National City Corp.                                      552,300
    27,600      NationsBank Corp.                                      1,678,425
     1,800      NICOR, Inc.                                               75,937
    29,000      Norwest Corp.                                          1,120,125
    11,900      PNC Bank Corp.                                           679,044
     2,900      Progressive Corp.                                        347,637
     3,700      Providian Financial Corp.                                167,194
     2,200      Republic New York Corp.                                  251,213
     5,400      SAFECO Corp.                                             263,250
    10,300      Schwab (Charles) Corp.                                   431,955
     6,300      State Street Corp.                                       366,580
     3,200      St. Paul Cos., Inc.                                      262,600
     2,800      Sun Co., Inc.                                            117,775
     7,450      Sunamerica, Inc.                                         318,488
     8,400      SunTrust Banks, Inc.                                     599,550
     6,800      Synovus Financial Corp.*                                 222,700
     5,300      Torchmark Corp.                                          222,930
     2,600      Transamerica Corp.                                       276,900
    44,460      Travelers Group, Inc.                                  2,395,283
     5,500      UNUM Corp.                                               299,063
     4,300      USF & G Corp.                                             94,869
     7,100      UST, Inc.                                                262,256
     9,550      U.S. Bancorp                                           1,069,002
     8,000      Wachovia Corp.                                           649,000
     9,650      Washington Mutual, Inc.                                  615,790
     3,533      Wells Fargo & Co.                                      1,199,233
                                                                   -------------
                                                                      50,868,992
                                                                   -------------

                 Durable Goods - 16.36%
    2,800        Adobe Systems, Inc.                                     115,500
   21,800        AlliedSignal, Inc.                                      848,837
    7,200        Alltel Corp.                                            295,650
   21,300        Ameritech Corp.                                       1,714,650
    8,400        AMP, Inc.                                               352,800
    1,600        Armstrong World Industries, Inc.                        119,600
    3,900        Avery-Dennison Corp.                                    174,525
    6,500        Baker Hughes, Inc.                                      283,563
    8,100        Bay Networks, Inc.*                                     207,056
   38,838        Boeing Co.                                            1,900,635
    1,500        Caliber System, Inc.                                     73,031
    2,900        Case Corp.                                              175,269
   14,600        Caterpillar, Inc.                                       709,013
   27,200        CBS Corp.                                               800,700
   26,100        Chrysler Corp.                                          918,394
    4,700        Cooper Industries, Inc.                                 230,300
    3,000        Cooper Tire & Rubber Co.                                 73,125
    1,700        Crane Co.                                                73,738
    1,500        Cummins Engine Co., Inc.                                 88,594
    4,000        Dana Corp.                                              190,000
    9,800        Deere & Co.                                             571,463
   12,800        Dell Computer Corp.*                                  1,075,200
    7,150        Dominion Resources, Inc.                                304,322
    4,500        DSC Communications Corp.*                               108,000
    3,000        Eaton Corp.                                             267,750
    2,300        Echlin, Inc.                                             83,230
    1,700        EG & G, Inc.                                             35,381
   17,200        Emerson Electric Co.                                    970,725
    1,400        Fleetwood Enterprises, Inc.                              59,413
   46,300        Ford Motor Co.                                        2,254,231
    6,300        Frontier Corp.                                          151,594
  127,000        General Electric Co.                                  9,318,625
   28,300        General Motors Corp.                                  1,715,688
    1,900        General Signal Corp.                                     80,156
    6,850        Genuine Parts Co.                                       232,472
    2,000        Goodrich (B.F.) Co.                                      82,875
    6,000        Goodyear Tire & Rubber Co.                              381,750


                                See Notes to Financial Statements.
                                ------------------------------------------------

--------------------------------------------------------------------------------
                               Equity Index Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------


                                                                        Value
   Shares                                                              (Note 2)
--------------------------------------------------------------------------------
                Durable Goods (continued)
     1,900      Grainger (W.W.), Inc.                              $     184,656
     3,000      Harris Corp.                                             137,625
     1,000      Helmerich & Payne, Inc.                                   67,875
    40,400      Hewlett-Packard Co.                                    2,525,000
     9,600      Illinois Tool Works, Inc.                                577,200
     6,400      Ingersoll-Rand Co.                                       259,200
    63,300      Intel Corp.                                            4,446,825
     3,200      Johnson Controls, Inc.                                   152,800
     3,200      Kla-Tencor Corp.*                                        123,600
     7,641      Lockheed Martin Corp.                                    752,639
     2,000      McDermott International, Inc.                             73,250
    26,800      MCI Communications Corp.                               1,147,375
     1,700      Millipore Corp.                                           57,694
     3,300      Moore Corp., Ltd.                                         49,913
    23,100      Motorola, Inc.                                         1,318,144
     1,700      National Service Industries, Inc.                         84,255
    10,200      Northern Telecom, Ltd.                                   907,800
     2,700      Northrop Grumman Corp.                                   310,500
     2,980      Paccar, Inc.                                             156,450
     4,800      Pall Corp.                                                99,300
     4,375      Parker-Hannifin Corp.                                    200,702
     2,400      Pep Boys-Manny, Moe & Jack                                57,300
     1,700      Perkin-Elmer Corp.                                       120,806
     2,700      Pioneer Hi-Bred International, Inc.                      289,575
     3,400      Raychem Corp.                                            146,412
     1,792      Raytheon Co., Class A*                                    88,365
     9,100      Raytheon Co., Class B*                                   459,550
     8,100      Rockwell International Corp.                             423,225
     3,300      Rowan Cos., Inc.*                                        100,650
     2,900      Ryder System, Inc.                                        94,975
     3,000      Scientific-Atlanta, Inc.                                  50,250
    16,800      Sprint Corp.                                             984,900
     4,000      Tandy Corp.                                              154,250
     7,000      Tellabs, Inc.*                                           370,125
    14,800      Texas Instruments, Inc.                                  666,000
     6,500      Textron, Inc.                                            406,250
     5,800      Thermo Electron Corp.*                                   258,100
     9,500      Union Pacific Corp.                                      593,156
     3,600      US Airways Group, Inc.*                                  225,000
    18,600      U.S. West, Inc., Communications Group                    839,325
    23,500      U.S. West, Inc., Media Group*                            678,562
    12,600      Xerox Corp.                                              930,037
                                                                   -------------
                                                                      48,607,471
                                                                   -------------

                Chemicals and Drugs - 13.10%
    29,900      Abbott Laboratories                                    1,960,319
     4,300      Air Products & Chemicals, Inc.                           353,675
     2,100      Alberto-Culver Co., Class B                               67,331
     2,400      Allergan, Inc.                                            80,550
     3,200      Alza Corp.*                                              101,800
    25,100      American Home Products Corp.                           1,920,150
    10,300      Amgen, Inc.*                                             557,487
     5,200      Avon Products, Inc.                                      319,150
     2,100      Bausch & Lomb, Inc.                                       83,213
    10,800      Baxter International, Inc.                               544,725
     4,700      Becton Dickinson & Co.                                   235,000
     7,500      Boston Scientific Corp.*                                 344,063
    38,800      Bristol-Myers Squibb Co.                               3,671,450
     4,200      Cardinal Health, Inc.                                    315,525
    11,600      Colgate Palmolive Co.                                    852,600
     8,800      Dow Chemical Co.                                         893,200
    43,900      duPont (E.I.) deNemours & Co.                          2,636,744
     3,000      Eastman Chemical Co.                                     178,688
     5,450      Engelhard Corp.                                           94,694
     1,400      FMC Corp.*                                                94,237
     2,800      Grace (W.R.) & Co.                                       225,225
     2,400      Great Lakes Chemical Corp.                               107,700
     5,800      Guidant Corp.                                            361,050
     3,900      Hercules, Inc.                                           195,244
     4,200      International Flavors & Fragrances, Inc.                 216,300
    51,600      Johnson & Johnson                                      3,399,150
    43,200      Lilly (Eli) & Co.                                      3,007,800
     2,800      Mallinckrodt, Inc.                                       106,400
    18,100      Medtronic, Inc.                                          946,855
    46,900      Merck & Co., Inc.                                      4,983,125
    22,800      Monsanto Co.                                             957,600
     5,100      Morton International, Inc.                               175,312
     2,600      Nalco Chemical Co.                                       102,863
    50,100      Pfizer, Inc.                                           3,735,580
    19,580      Pharmacia & Upjohn, Inc.                                 717,118
     6,100      Praxair, Inc.                                            274,500
     2,500      Rohm & Haas Co.                                          239,375
    28,400      Schering-Plough Corp.                                  1,764,350
     1,000      Shared Medical Systems Corp.                              66,000
     6,700      Sherwin-Williams Co.                                     185,925
     3,900      Sigma Aldrich Corp.                                      155,025
     3,400      St. Jude Medical, Inc.*                                  103,700
     4,800      Union Carbide Corp.                                      206,100
     2,800      United States Surgical Corp.                              82,075
    10,500      Warner-Lambert Co.                                     1,302,000
                                                                   -------------
                                                                      38,920,973
                                                                   -------------

                Consumer Products - 9.53%
     2,900      American Greetings Corp., Class A                        113,463
     3,400      Andrew Corp.                                              81,600
    19,000      Anheuser-Busch Cos., Inc.                                836,000
    14,000      Applied Materials, Inc.*                                 421,750
    22,643      Archer-Daniels-Midland Co.                               491,070
     1,200      Ball Corp.                                                42,375
     2,000      Bemis Co., Inc.                                           88,125
     2,000      Boise Cascade Corp.                                       60,500
     2,700      Brown-Forman Corp., Class B                              149,175
    17,900      Campbell Soup Co.                                      1,040,438
     3,900      Clear Channel Communications, Inc.*                      309,806
    18,400      Conagra, Inc.                                            603,750
     8,900      Corning, Inc.                                            330,413
     4,900      Crown Cork & Seal Co., Inc.                              245,613
     3,100      Deluxe Corp.                                             106,950
     4,200      Dillard's, Inc., Class A                                 148,050
    26,243      Disney (Walt) Co.                                      2,599,697
     5,700      Donnelley (R.R.) & Sons Co.                              212,325
     3,800      Dow Jones & Co., Inc.                                    204,013
     6,500      Dun & Bradstreet Corp.                                   201,094


               See Notes to Financial Statements.
-------------------------------------------------

--------------------------------------------------------------------------------
                               Equity Index Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------



                                                                        Value
Shares                                                                 (Note 2)
--------------------------------------------------------------------------------
               Consumer Products (continued)
    12,700     Eastman Kodak Co.                                   $     772,319
     7,200     Fort James Corp.                                          275,400
    11,000     Gannett Co., Inc.                                         679,938
     3,500     Georgia-Pacific Corp,*                                    212,625
     9,900     Halliburton Co.                                           514,181
     1,200     Harland (John H.) Co.                                      25,200
     4,900     Hasbro, Inc.                                              154,350
    14,300     Heinz (H.J.) Co.                                          726,619
     5,600     Hershey Foods Corp.                                       346,850
     5,000     Ikon Office Solutions, Inc.                               140,625
    11,800     International Paper Co.                                   508,875
    16,100     Kellogg Co.                                               798,963
    21,640     Kimberly-Clark Corp.                                    1,067,123
     1,400     King World Productions, Inc.                               80,850
     3,400     Knight-Ridder, Inc.                                       176,800
     2,600     Liz Claiborne, Inc.                                       108,712
     1,500     Longs Drug Stores Corp.                                    48,187
    11,212     Mattel, Inc.                                              417,647
     3,700     Maytag Corp.                                              138,056
     3,900     McGraw-Hill Cos., Inc.                                    288,600
     4,000     Mead Corp.                                                112,000
     2,000     Meredith Corp.                                             71,375
     3,800     New York Times Co., Class A                               251,275
    11,100     Nike, Inc., Class B                                       435,675
     5,400     Owens-Illinois, Inc.*                                     204,863
     1,700     Polaroid Corp.                                             82,769
     1,000     Potlatch Corp.                                             43,000
    52,400     Procter & Gamble Co.                                    4,182,175
     5,300     Quaker Oats Co.                                           279,575
     2,100     Reebok International, Ltd.*                                60,505
     5,800     Rubbermaid, Inc.                                          145,000
     1,400     Russell Corp.                                              37,187
    18,700     Sara Lee Corp.                                          1,053,044
    14,400     Seagram Co., Ltd.                                         465,300
     2,400     Snap-On, Inc.                                             104,700
     3,400     Stanley Works                                             160,437
     3,710     Stone Container Corp.*                                     38,723
     6,800     Sysco Corp.                                               309,825
     2,300     Temple-Inland, Inc.                                       120,319
     6,500     Tenneco, Inc.                                             256,750
    21,680     Time Warner, Inc.                                       1,344,160
     3,800     Times Mirror Co., Class A                                 233,700
     6,200     TJX Cos., Inc.                                            213,125
     4,700     Tribune Co.                                               292,575
     4,800     TRW, Inc.                                                 256,200
     2,300     Tupperware Corp.                                           64,112
     2,700     Union Camp Corp.                                          144,956
    13,563     Viacom, Inc., Class B*                                    562,017
     3,950     Westvaco Corp.                                            124,178
     7,800     Weyerhaeuser Co.                                          382,688
     2,900     Whirlpool Corp.                                           159,500
     4,500     Wrigley (Wm.) Jr. Co.                                     358,030
                                                                   -------------
                                                                      28,317,865
                                                                   -------------

               Energy - 8.44%
     3,500     Amerada Hess Corp.                                     $  192,063
    19,100     Amoco Corp.                                             1,625,888
     2,300     Anadarko Petroleum Corp.                                  139,581
     3,500     Apache Corp.                                              122,719
     1,600     Asarco, Inc.                                               35,900
     2,900     Ashland, Inc.                                             155,694
    12,500     Atlantic Richfield Co.                                  1,001,563
     6,782     Burlington Resources, Inc.                                303,918
    25,400     Chevron Corp.                                           1,955,800
     4,100     Coastal Corp.                                             253,944
     6,700     Dresser Industries, Inc.                                  280,980
       700     Eastern Enterprises                                        31,500
    11,900     Enron Corp.                                               494,594
    96,000     Exxon Corp.                                             5,874,000
     5,500     Homestake Mining Co.                                       48,813
     1,800     Kerr-McGee Corp.                                          113,963
     4,200     Louisiana-Pacific Corp.                                    79,800
    30,600     Mobil Corp.                                             2,208,937
    12,800     Occidental Petroleum Corp.                                375,200
     1,100     Oneok, Inc.                                                44,413
     3,900     Oryx Energy Co.*                                           99,450
     3,200     Pacific Enterprises                                       120,400
     1,800     Pennzoil Co.                                              120,263
    10,300     Phillips Petroleum Co.                                    500,837
    83,100     Royal Dutch Petroleum Co.                               4,502,980
    19,300     Schlumberger, Ltd.                                      1,553,650
     3,300     Sonat, Inc.                                               150,975
    20,400     Texaco, Inc.                                            1,109,250
     9,781     Union Pacific Resources Co.                               237,189
     9,600     Unocal Corp.                                              372,600
    11,100     USX-Marathon Group                                        374,625
     3,220     USX-U.S. Steel Group, Inc.                                100,625
     2,200     Western Atlas, Inc.*                                      162,800
    12,200     Williams Cos., Inc.                                       346,175
                                                                   -------------
                                                                      25,091,089
                                                                   -------------

               Technology - 8.25%
   13,400      3Com Corp.*                                               468,163
    5,300      Advanced Micro Devices, Inc.*                              95,068
   19,500      Airtouch Communications, Inc.*                            810,469
    4,800      Apple Computer, Inc.*                                      63,000
    1,800      Autodesk, Inc.                                             66,600
   11,300      Automatic Data Processing, Inc.                           693,537
    6,000      Cabletron Systems, Inc.*                                   90,000
    2,900      Ceridian Corp.*                                           132,856
   38,900      Cisco Systems, Inc.*                                    2,168,675
   29,302      Compaq Computer Corp.*                                  1,653,732
   21,250      Computer Associates International, Inc.                 1,123,594
    3,000      Computer Sciences Corp.*                                  250,500
    1,800      Data General Corp.*                                        31,387
    5,900      Digital Equipment Corp.*                                  218,300
   19,000      EMC Corp.*                                                521,313
    1,800      Harnischfeger Industries, Inc.                             63,563
    5,000      Honeywell, Inc.                                           342,500
   38,200      International Business Machines Corp.                   3,994,287


                           See Notes to Financial Statements.
                           -----------------------------------------------------

--------------------------------------------------------------------------------
                               Equity Index Fund
--------------------------------------------------------------------------------


            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------

                                                                        Value
     Shares                                                            (Note 2)
--------------------------------------------------------------------------------
                  Technology (continued)
     4,500        ITT Corp.*                                    $        372,938
     4,500        ITT Industries, Inc.                                   141,188
     5,500        LSI Logic Corp.*                                       108,625
    24,898        Lucent Technologies, Inc.                            1,988,728
     8,000        Micron Technology, Inc.*                               208,000
    46,600        Microsoft Corp.*                                     6,023,050
     6,100        National Semiconductor Corp.*                          158,219
     5,700        Nextlevel Systems, Inc.*                               101,887
    13,400        Novell, Inc.*                                          100,500
    37,987        Oracle Corp.*                                          847,585
     4,900        Parametric Technology Corp.*                           232,137
     5,700        Pitney Bowes, Inc.                                     512,644
     9,400        Seagate Technology, Inc.*                              180,950
     6,700        Silicon Graphics, Inc.*                                 83,330
    14,300        Sun Microsystems, Inc.*                                570,213
     6,600        Unisys Corp.*                                           91,575
                                                                ----------------
                                                                      24,509,113
                                                                ----------------

                  Utilities - 7.82%
     7,300        American Electric Power, Inc.                          376,863
    63,067        AT&T Corp.                                           3,862,854
     5,750        Baltimore Gas & Electric Co.                           195,859
    30,173        Bell Atlantic Corp.                                  2,745,743
    38,400        Bellsouth Corp.                                      2,162,400
     7,700        Browning-Ferris Industries, Inc.                       284,900
     5,800        Carolina Power & Light Co.                             246,138
     8,100        Central & South West Corp.                             219,206
     6,043        CINergy Corp.                                          231,522
     2,200        Columbia Gas System, Inc.                              172,838
     9,100        Consolidated Edison Co. Of New York                    373,100
     3,800        Consolidated Natural Gas Co.                           229,900
     5,600        DTE Energy Co.                                         194,250
    14,017        Duke Energy Corp.                                      776,191
    15,300        Edison International                                   415,969
     9,200        Entergy Corp.                                          275,425
     8,900        Firstenergy Corp.*                                     258,100
     7,100        FPL Group, Inc.                                        420,231
     4,600        GPU, Inc.                                              193,775
    37,000        GTE Corp.                                            1,933,250
    10,998        Houston Industries, Inc.                               293,509
     5,600        Niagara Mohawk Power Corp.*                             58,800
     2,900        Northern States Power Co.                              168,925
    11,400        Pacificorp                                             311,363
     8,500        PECO Energy Co.                                        206,125
     1,400        Peoples Energy Corp.                                    55,125
    17,000        PG&E Corp.                                             517,438
     6,300        PP & L Resources, Inc.                                 150,806
     9,000        Public Service Enterprise Group, Inc.                  285,187
    35,554        SBC Communications, Inc.                             2,604,331
    26,400        Southern Co.                                           683,100
     9,240        Texas Utilities Co.                                    384,037
     8,300        Unicom Corp.                                           255,225
     4,000        Union Electric Co.                                     173,000
    17,400        Waste Management, Inc.                                 478,500
    35,000        WorldCom, Inc.                                       1,058,750
                                                                ----------------
                                                                      23,252,735
                                                                ----------------

                  Consumer Staples - 6.86%
     3,700        Black & Decker Corp.                                   144,531
     4,100        Clorox Co.                                             324,156
    96,300        Coca-Cola Co.                                        6,415,988
     1,400        Coors (Adolph) Co., Class B                             46,550
     5,900        Darden Restaurants, Inc.                                73,750
     6,500        Fortune Brands, Inc.                                   240,906
     2,700        Fruit of the Loom, Inc., Class A*                       69,187
     6,200        General Mills, Inc.                                    444,075
    21,800        Gillette Co.                                         2,189,538
    16,100        Minnesota Mining & Manufacturing Co.                 1,321,206
     6,100        Newell Co.                                             259,250
    59,300        PepsiCo, Inc.                                        2,160,744
    93,900        Philip Morris Cos., Inc.                             4,254,844
     4,100        Ralston Purina Co.                                     381,044
       700        Springs Industries, Inc., Class A                       36,400
     5,810        Tricon Global Restaurants, Inc.*                       168,853
    24,800        Unilever NV                                          1,548,450
     4,800        VF Corp.                                               220,500
     3,800        Whitman Corp.                                           99,037
                                                                ----------------
                                                                      20,399,009
                                                                ----------------

                  Retail - 4.64%
     9,600        Albertson's, Inc.                                      454,800
    10,400        American Stores Co.                                    213,850
     5,800        AutoZone, Inc.*                                        168,200
     4,100        Charming Shoppes, Inc.*                                 19,219
     3,700        Circuit City Stores-Circuit City Group                 131,581
     8,256        Costco Cos., Inc.*                                     368,424
     5,600        CPC International, Inc.                                603,400
     6,600        CVS Corp.                                              422,813
     8,500        Dayton-Hudson Corp.                                    573,750
     8,000        Federated Department Stores, Inc.*                     344,500
     1,300        Fleming Cos., Inc.                                      17,469
    15,600        Gap, Inc.                                              552,825
     2,200        Giant Food, Inc., Class A                               74,113
     1,300        Great Atlantic & Pacific Tea Co., Inc.                  38,594
     2,800        Harcourt General, Inc.                                 153,300
    28,349        Home Depot, Inc.                                     1,669,047
    18,800        Kmart Corp.*                                           217,375
     9,800        Kroger Co.*                                            361,987
    10,500        Limited, Inc.                                          267,750
     9,000        May Department Stores Co.                              474,188
     1,400        Mercantile Stores Co., Inc.                             85,225
     2,900        Nordstrom, Inc.                                        175,088
     9,700        Penney (J.C.) Co., Inc.                                585,030
     4,700        Rite Aid Corp.                                         275,830
    15,100        Sears Roebuck & Co.                                    683,275
     2,400        Supervalu, Inc.                                        100,500
    11,000        Toys `R' Us, Inc.*                                     345,812
    19,100        Walgreen Co.                                           599,263
    87,800        Wal-Mart Stores, Inc.                                3,462,613
     5,800        Winn-Dixie Stores, Inc.                                253,388
     5,100        Woolworth Corp.*                                       103,913
                                                                ----------------
                                                                      13,797,122
                                                                ----------------

                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                               Equity Index Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------

                                                                         Value
  Shares                                                                (Note 2)
--------------------------------------------------------------------------------
                 Building and Construction - 1.19%
   1,100         Aeroquip-Vickers, Inc.                            $      53,969
   4,000         Armco, Inc.*                                             19,750
   1,000         Briggs & Stratton Corp.                                  48,562
   1,200         Centex Corp.                                             75,525
   3,800         Champion International Corp.                            172,188
   8,600         Dover Corp.                                             310,675
   3,200         Fluor Corp.                                             119,600
   1,500         Kaufman & Broad Home Corp.                               33,656
   4,600         Loews Corp.                                             488,175
   6,800         Lowe's Cos., Inc.                                       324,275
   6,400         Masco Corp.                                             325,600
   2,000         Owens Corning                                            68,250
   7,000         PPG Industries, Inc.                                    399,875
     700         Pulte Corp.                                              29,269
  20,600         Tyco International, Ltd.                                928,288
   4,200         Willamette Industries, Inc.                             135,187
                                                                   -------------
                                                                       3,532,844
                                                                   -------------

                 Metals and Mining - 0.91%
   8,800         Alcan Aluminum, Ltd.                                    243,100
   6,702         Allegheny Teledyne, Inc.                                173,414
   6,800         Aluminum Co. of America                                 478,550
  14,400         Barrick Gold Corp.                                      268,200
   8,900         Battle Mountain Gold Co.                                 52,287
   4,300         Bethlehem Steel Corp.*                                   37,087
   4,300         Biomet, Inc.                                            110,188
   3,500         Cyprus Amax Minerals Co.                                 53,813
   5,400         Echo Bay Mines, Ltd.                                     13,163
   7,700         Freeport-McMoRan Copper & Gold, Inc.,                   121,275
   3,500         Georgia-Pacific Corp., Timber Group                      79,406
   6,400         Inco, Ltd., Class A                                     108,800
   1,800         Inland Steel Industries, Inc.                            30,825
   1,500         Jostens, Inc.                                            34,594
   6,011         Newmont Mining Corp.                                    176,573
   3,500         Nucor Corp.                                             169,094
   2,300         Phelps Dodge Corp.                                      143,175
   9,100         Placer Dome, Inc.                                       115,456
   2,800         Reynolds Metals Co.                                     168,000
   2,300         Timken Co.                                               79,063
   3,600         Worthington Industries, Inc.                             59,400
                                                                   -------------
                                                                       2,715,463
                                                                   -------------

                  Business Services - 0.83%
  30,333          Cendant Corp.*                                       1,042,697
   6,400          Cognizant Corp.                                        285,200
   2,600          Ecolab, Inc.                                           144,138
   5,800          Equifax, Inc.                                          205,538
  17,100          First Data Corp.                                       500,175
   4,850          Interpublic Group of Companies, Inc.                   241,590
   2,100          Safety Kleen Corp.                                      57,618
                                                                   -------------
                                                                       2,476,956
                                                                   -------------

                  Transportation - 0.83%
   5,984          Burlington Northern Santa Fe Corp.                     556,137
   8,500          CSX Corp.                                              459,000
   2,900          Delta Air Lines, Inc.                                  345,100
   4,400          Federal Express Corp.*                                 268,675
  12,700          Laidlaw, Inc.                                          173,038
  14,600          Norfolk Southern Corp.                                 449,863
   8,450          Southwest Airlines Co.                                 208,081
                                                                   -------------
                                                                       2,459,894
                                                                   -------------

                  Health Services - 0.82%
   2,100          Bard (C.R.), Inc.                                       65,756
  25,300          Columbia/HCA Healthcare Corp.                          749,513
   7,600          HBO & Co.*                                             364,800
  15,000          HEALTHSOUTH Corp.*                                     416,250
   2,500          Manor Care, Inc.                                        87,500
  11,600          Tenet Healthcare Corp.*                                384,250
   7,200          United Healthcare Corp.                                357,750
                                                                   -------------
                                                                       2,425,819
                                                                   -------------

                  Food Services - 0.47%
  26,700          McDonald's Corp.                                     1,274,925
   5,000          Wendy's International, Inc.                            120,313
                                                                   -------------
                                                                       1,395,238
                                                                   -------------

                  Aerospace-Airlines - 0.45%
   3,600          AMR Corp.*                                             462,600
   2,500          General Dynamics Corp.                                 216,094
   9,200          United Technologies Corp.                              669,875
                                                                   -------------
                                                                       1,348,569
                                                                   -------------

                  Broadcasting - 0.33%
  13,400          Comcast Corp. Special, Class A                         422,938
  19,600          Tele-Communications, Inc., TCI Group, Class A*         547,575
                                                                   -------------
                                                                         970,513
                                                                   -------------

                  Hotels-Leisure - 0.29%
   3,800          Harrah's Entertainment, Inc.*                           71,725
   9,600          Hilton Hotels Corp.                                    285,600
   5,000          Marriott International, Inc.                           346,250
   6,900          Mirage Resorts, Inc.*                                  156,975
                                                                   -------------
                                                                         860,550
                                                                   -------------

                  Consumer Services - 0.18%
   4,100          Block (H & R), Inc.                                    183,731
   9,800          Service Corp. International                            361,988
                                                                   -------------
                                                                         545,719
                                                                   -------------

                  Electronics - 0.06%
   1,950          Tektronix, Inc.                                         77,391
   2,200          Thomas & Betts Corp.                                   103,950
                                                                   -------------
                                                                         181,341
                                                                   -------------

                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                               Equity Index Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------



                                                                       Value
    Shares                                                            (Note 2)
--------------------------------------------------------------------------------

                Capital Goods - 0.06%
     1,500      Cincinnati Milacron, Inc.                          $      38,906
     1,400      Foster Wheeler Corp.                                      37,888
       300      Nacco Industries, Inc., Class A                           32,156
     2,800      Navistar International Corp.*                             69,475
                                                                   -------------
                                                                         178,425
                                                                   -------------
                Leisure and Entertainment - 0.04%
     3,700      Brunswick Corp.                                          112,156
                                                                   -------------
                Total Common Stocks                                  292,967,856
                (Cost $203,043,737)                                -------------

PREFERRED STOCKS - 0.01%

       261      Aetna, Inc., Class C                                      18,662
     2,400      Fresenius National Medical Care, Inc., Class D*              168
                                                                   -------------
                Total Preferred Stocks                                    18,830
                (Cost $17,063)                                     -------------


Par Value
---------

U.S. GOVERNMENT OBLIGATION (A) - 0.11%

$  350,000      U.S. Treasury Bill
                5.13% 11/12/98 (1)                                       334,289
                                                                   -------------
                Total U.S. Government Obligation                         334,289
                (Cost $334,289)                                    -------------

INVESTMENT COMPANY - 1.14%

 3,392,619      State Street Bank Temporary Fund                   $   3,392,619
                                                                   -------------
                Total Investment Company                               3,392,619
                (Cost $3,392,619)                                  -------------

Total Investments - 99.84%                                           296,713,594
(Cost $206,787,708)                                                -------------


Net Other Assets and Liabilities - 0.16%                                 477,010
                                                                   -------------
Net Assets - 100.00%                                               $ 297,190,604
                                                                   =============

----------------------------------
*    Non income producing security.
(A)  Effective yield at time of purchase.
(1) Security has been deposited as intitial margin on open futures contracts. At December 31, 1997, the Portfolio's open futures contracts were as follows:

Number of
Contracts    Contract   Expiration    Current Opening      Market Value at
Purchased      Type        Date          Position         December 31, 1997
---------      ----        ----          --------         -----------------
   13        S & P 500     03/98        $3,173,681           $3,182,075


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 1997, the aggregate cost of investment securities for tax purposes was $206,935,471. Net unrealized appreciation (depreciation) aggregated $89,778,123, of which $95,217,279 related to appreciated investment securities and $(5,439,156) related to depreciated investment securities.

Distributions from long-term capital gains for the year ended December 31, 1997 were $7,229,351.

OTHER INFORMATION

For the year ended December 31, 1997, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $107,219,460 and $19,828,849 of non-governmental issuers, respectively.

                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                         Select Growth and Income Fund
--------------------------------------------------------------------------------

                  PORTFOLIO OF INVESTMENTS . December 31, 1997
--------------------------------------------------------------------------------

                                                                       Value
     Shares                                                           (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS - 89.85%

                Finance - 13.18%
     59,200     ACE, Ltd.                                          $   5,712,800
    205,000     Aetna Life & Casualty Co.                             14,465,313
     84,900     American International Group, Inc.                     9,232,875
     32,900     Citicorp                                               4,159,794
     34,500     EXEL, Ltd.                                             2,186,438
    102,400     Northern Trust Corp.                                   7,142,400
    108,000     PartnerRE, Ltd.                                        5,008,500
     95,300     The CIT Group, Inc., Class A*                          3,073,425
    206,000     TIG Holdings, Inc.                                     6,836,625
     79,600     Tokio Marine & Fire Insurance Co., ADR                 4,596,900
                                                                   -------------
                                                                      62,415,070
                                                                   -------------

                Chemicals and Drugs - 11.83%
     79,500     Air Products & Chemicals, Inc.                         6,538,875
    145,800     duPont (E.I.) deNemours & Co.                          8,757,113
     78,100     Genentech, Inc.*                                       4,734,813
     69,100     Grace (W.R.) & Co.                                     5,558,231
    134,200     Monsanto Co.                                           5,636,400
    179,200     Pfizer, Inc.                                          13,361,600
     72,000     Rhone-Poulenc SA, ADR
                (Warrants), exp. 11/05/01*                               234,000
    192,500     Rhone-Poulenc SA, ADR                                  8,542,188
     21,400     Warner-Lambert Co.                                     2,653,600
                                                                   -------------
                                                                      56,016,820
                                                                   -------------

                Consumer Staples - 7.83%
    198,500     Black & Decker Corp.                                   7,753,906
    235,200     Fortune Brands, Inc.                                   8,717,100
     89,500     Litton Industries, Inc.*                               5,146,244
    127,300     Minnesota Mining & Manufacturing Co.                  10,446,556
    134,200     RJR Nabisco Holdings Corp.                             5,032,500
                                                                   -------------
                                                                      37,096,306
                                                                   -------------

                Utilities - 6.90%
    108,380     Bell Atlantic Corp.                                    9,862,580
     58,800     Consolidated Edison Co. of New York                    2,410,800
    426,200     Long Island Lighting Co.                              12,839,275
    182,300     Texas Utilities Co.                                    7,576,844
                                                                   -------------
                                                                      32,689,499
                                                                   -------------

                Aerospace-Airlines - 6.55%
     58,200     AMR Corp.*                                             7,478,700
     39,093     Boeing Co.                                             1,913,130
    147,000     Lockheed Martin Corp.                                 14,479,500
    142,700     Sundstrand Corp.                                       7,188,513
                                                                   -------------
                                                                      31,059,843
                                                                   -------------

                Printing and Publishing - 6.51%
    119,100     Time Warner, Inc.                                      7,384,200
    221,500     Tribune Co.                                           13,788,375
    333,800     U.S. West, Inc., Media Group*                          9,638,475
                                                                   -------------
                                                                      30,811,050
                                                                   -------------

                Technology - 6.00%
     96,800     AirTouch Communications, Inc.*                         4,023,250
    204,900     Electronic Data Systems Corp.                          9,002,794
     73,100     Honeywell, Inc.                                        5,007,350
     99,600     International Business Machines Corp.                 10,414,425
                                                                   -------------
                                                                      28,447,819
                                                                   -------------

                Energy - 5.83%
    147,500     Amerada Hess Corp.                                     8,094,063
    105,300     Chevron Corp.                                          8,108,100
    135,000     Oryx Energy Co.*                                       3,442,500
    204,700     Unocal Corp.                                           7,944,919
                                                                   -------------
                                                                      27,589,582
                                                                   -------------

                Consumer Products - 5.39%
    254,200     Anheuser-Busch Cos., Inc.                             11,184,800
    173,200     Ikon Office Solutions, Inc.                            4,871,250
    124,600     Kimberly-Clark Corp.                                   6,144,338
     30,100     Seagram Co., Ltd.                                        972,606
     60,000     Tenneco, Inc.                                          2,370,000
                                                                   -------------
                                                                      25,542,994
                                                                   -------------

                Durable Goods - 4.82%
    115,200     General Electric Co.                                   8,452,800
    274,700     Rockwell International Corp.                          14,353,075
                                                                   -------------
                                                                      22,805,875
                                                                   -------------

                Retail - 2.78%
     96,500     Penney (J.C.) Co., Inc.                                5,820,156
    115,900     Wal-Mart Stores, Inc.                                  4,570,806
    135,500     Woolworth Corp.*                                       2,760,813
                                                                   -------------
                                                                      13,151,775
                                                                   -------------

                Manufacturing - 2.72%
    340,000     Owens-Illinois, Inc.*                                 12,898,750
                                                                   -------------

                Metals and Mining - 2.71%
    254,500     Allegheny Teledyne, Inc.                               6,585,188
    114,200     Getchell Gold Corp.*                                   2,740,800
     56,000     Phelps Dodge Corp.                                     3,486,000
                                                                   -------------
                                                                      12,811,988
                                                                   -------------

                Health Services - 2.70%
    123,300     Baxter International, Inc.                             6,218,944
    199,200     Columbia/HCA Healthcare Corp.                          5,901,300
      9,800     Johnson & Johnson                                        645,575
                                                                   -------------
                                                                      12,765,819
                                                                   -------------

                Business Services - 2.14%
    346,200     First Data Corp.                                      10,126,350
                                                                   -------------

                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                         SELECT GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------

                                                                         Value
     Shares                                                            (Note 2)
--------------------------------------------------------------------------------
               Automotive - 1.38%
     55,800    General Motors Corp.                               $   3,382,875
     85,401    General Motors Corp., Class H                          3,154,484
                                                                  -------------
                                                                      6,537,359
                                                                  -------------

               Paper and Forest - 0.58%
    258,800    MacMillan Bloedel, Ltd.                                2,749,750
                                                                  -------------
               Total Common Stocks                                  425,516,649
               (Cost $351,177,637)                                -------------


PREFERRED STOCKS - 1.87%

     30,100    AirTouch Communications, Inc., Class B                 1,072,313
     93,600    Globalstar Telecommunications, Ltd.                    7,780,500
                                                                  -------------
               Total Preferred Stocks                                 8,852,813
               (Cost $5,358,131)                                  -------------

-------------------------------------------------------------------------------

                                                                         Value
Par Value                                                              (Note 2)
-------------------------------------------------------------------------------
$ 1,000,000    Chase Manhattan Bank Corp.
               10.38%, 03/15/99                                       1,048,512
 10,700,000    Hewlett-Packard Co.
               3.13%, 10/14/17 (A) (C)                                5,564,000
  1,300,000    Merrill Lynch & Co., Inc., Series B, MTN
               6.65%, 01/15/99                                        1,307,394
  2,500,000    Morgan Stanley Group, Inc., Series C
               6.43%, 03/09/98                                        2,502,380
  2,292,000    National Semiconductor Corp.
               6.50%, 10/01/02                                        2,237,565
  2,500,000    New England Education Loan Marketing Corp.
               6.01%, 07/17/98                                        2,498,958
  2,500,000    Rabobank Nederland
               5.95%, 10/06/99                                        2,502,780
  6,250,000    Roche Holdings, Inc.
               5.43%, 05/06/12 (A) (C)                                2,875,000
  1,500,000    VW Credit, Inc.
               5.75%, 11/15/98 (A)                                    1,495,598
  1,000,000    Xerox Credit Corp., Series D, MTN
               6.84%, 06/01/00                                        1,016,855
                                                                  -------------
               Total Corporate Notes and Bonds                       23,049,042
               (Cost $23,206,532)                                 -------------


ASSET-BACKED SECURITIES - 1.16%

$ 2,500,000    Asset Backed Capital
               5.76%, 09/23/98                                        2,498,250
  1,000,000    Case Equipment Loan Trust, 1997-A, A3
               6.45%, 03/15/04                                        1,009,590
  2,000,000    Green Tree Lease Finance
               5.99%, 01/20/99                                        2,000,000
                                                                  -------------
               Total Asset-Backed Securities                          5,507,840
               (Cost $5,499,681)                                  -------------

U.S. GOVERNMENT OBLIGATION - 0.43%

  2,000,000    U.S. Treasury Note
               6.25% 06/30/02                                         2,040,626
                                                                  -------------
               Total U.S. Government Obligation                       2,040,626
               (Cost $2,034,375)                                  -------------

CERTIFICATES OF DEPOSIT - 0.95%

  2,000,000    Bayerische Vereinsbank AG
               6.30%, 11/25/98                                        1,993,600
  2,500,000    Skandinaviska Enskilda Banken
               5.88%, 06/03/98                                        2,499,000
                                                                  -------------
               Total Certificates of Deposit                          4,492,600
               (Cost $4,500,000)                                  -------------

COMMERCIAL PAPER (B) - 0.53%

  2,500,000    New York, NY, Series E, GO
               5.50%, 02/01/98                                        2,498,505
                                                                  -------------
               Total Commercial Paper                                 2,498,505
               (Cost $2,499,124)                                  -------------

REPURCHASE AGREEMENT - 3.17%

 15,000,000    First Union Repurchase Agreement
               7.50%, 01/02/98, Dated 12/31/97
               Repurchase Price $15,006,250
               (Collateralized by Green Tree Lease Finance
               6.17%, Due 2005.
               Total Par $15,500,000;
               Market Value $15,751,875)                             15,000,000
                                                                  -------------
               Total Repurchase Agreement                            15,000,000
               (Cost $15,000,000)                                 -------------


                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                         SELECT GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------

                                                                         Value
     Shares                                                            (Note 2)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.87%

  4,099,319    State Street Bank Temporary Fund                   $   4,099,319
                                                                  -------------
               Total Investment Company                               4,099,319
               (Cost $4,099,319)                                  -------------

Total Investments - 103.70%                                         491,057,394
(Cost $413,374,799)                                               -------------

Net Other Assets and Liabilities - (3.70)%                          (17,504,900)
                                                                  -------------
Net Assets - 100.00%                                              $ 473,552,494
                                                                  =============


------------------------
*    Non income producing security.
(A) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 1997, these securities amounted to $9,934,598 or 2.10% of net assets.
(B)  Effective yield at time of purchase.
(C)  Zero coupon bond. Rate shown reflects effective yield to maturity.
ADR  American Depository Receipt
GO   General Obligation
MTN  Medium Term Note


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At December 31, 1997, the aggregate cost of investment securities for tax purposes was $413,980,273. Net unrealized appreciation (depreciation) aggregated $77,077,121, of which $83,857,910 related to appreciated investment securities and $(6,780,789) related to depreciated investment securities.

Distributions from long-term capital gains for the year ended December 31, 1997 were $31,781,244.

OTHER INFORMATION
For the year ended December, 1997, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $371,466,205 and $258,551,224 of non-governmental issuers, respectively, and $2,034,375 and $0 of U.S. Government Agency issuers, respectively.


                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                              SELECT INCOME FUND
--------------------------------------------------------------------------------

                  PORTFOLIO OF INVESTMENTS . December 31, 1997
--------------------------------------------------------------------------------

                                                    Moody's Ratings       Value
   Par Value                                          (Unaudited)       (Note 2)
--------------------------------------------------------------------------------
CORPORATE NOTES AND BONDS - 47.59%

               Finance - 20.24%
$   700,000    Chase Commercial Mortgage Securities
               7.37%, 05/19/07                             NR     $     713,230
  1,000,000    Chase Commercial Mortgage Securities
               6.23%, 06/18/08                             NR         1,007,813
    500,000    Duke Realty, LP
               7.25%, 09/22/02                            Baa           515,526
    400,000    Franchise Finance Corp. of America
               7.00%, 11/30/00                            Baa           406,130
    600,000    General Electric Capital Corp.
               6.66%, 05/01/18                            Aaa           608,001
    900,000    General Motors Acceptance Corp.
               7.09%, 11/15/10                             NR           910,125
    725,000    Green Tree Financial Corp.
               7.54%, 04/15/28                             NR           761,480
  1,625,000    Green Tree Financial Corp.
               7.53%, 07/15/28                             NR         1,720,728
    650,000    Green Tree Financial Corp.
               7.24%, 11/15/28                             NR           676,307
    850,000    Green Tree Financial Corp.
               7.22%, 02/15/29                             NR           886,921
    850,000    Green Tree Financial Corp.
               6.95%, 05/15/29                             NR           869,457
    125,000    Greyhound Financial Corp.
               8.50%, 02/15/99                            Baa           128,219
  1,100,000    Highwoods/Forsyth, LP
               6.75%, 12/01/03                            Baa         1,109,538
    875,000    Homeside Lending, Inc., MTN
               6.88%, 06/30/02                            Baa           891,333
    500,000    Integra Financial Corp.
               6.50%, 04/15/00                              A           504,390
    800,000    Keystone Financial Mid-Atlantic Funding
               Senior Note
               7.30%, 05/15/04                            Baa           830,785
    575,000    Mortgage Capital Funding, Inc.
               7.90%, 02/15/06                             NR           610,581
  1,050,000    Norwest Asset Securities Corp.
               7.00%, 02/15/13 (D)                         NR         1,057,214
    625,000    Sears Roebuck Acceptance Corp.
               Series II, MTN
               6.69%, 04/30/01                              A           633,545
    600,000    Security Connecticut Corp., MTN
               7.13%, 03/01/03                              A           611,266
    500,000    Simon DeBartolo Group, LP
               6.88%, 11/15/06                            Baa           504,696
    900,000    Susa Partnership, LP, REIT
               8.20%, 06/01/17                            Baa           984,602
  1,575,000    The Money Store, Inc.
               8.38%, 04/15/04                             Ba         1,626,818
    450,000    TIG Holdings, Inc.
               8.13%, 04/15/05                            Baa           485,723
  1,150,000    United Companies Financial Corp.
               Senior Note
               7.70%, 01/15/04                             Ba         1,207,372
    750,000    Wharf Capital International, Ltd.
               8.88%, 11/01/04                            Baa           835,841
                                                                   ------------
                                                                     21,097,641
                                                                   ------------

               Real Estate - 8.76%
    500,000    Avalon Properties, Inc.
               Senior Note, REIT
               7.38%, 09/15/02                            Baa           513,197
    300,000    Colonial Realty, LP, MTN
               7.16%, 01/17/03   Baa                                    308,335
    750,000    Colonial Realty, LP, MTN
               6.96%, 07/26/04                            Baa           760,613
    325,000    Equity Residential Properties Trust
               7.13%, 10/15/17                              A           329,459
    400,000    ERP Operating, LP
               8.50%, 05/15/99 (A)                        Baa           410,704
    200,000    ERP Operating, LP
               7.95%, 04/15/02                              A           209,658
    750,000    IRT Property Co., REIT
               7.25%, 08/15/07                            Baa           771,323
    900,000    JDN Realty Corp.
               6.80%, 08/01/04                            Baa           907,506
    500,000    La Quinta Inns, Inc., MTN
               7.11%, 10/17/01                            Baa           508,224
    650,000    Meditrust, REIT
               7.82%, 09/10/26                            Baa           688,214
    450,000    Security Capital Industrial Trust
               7.63%, 07/01/17                            Baa           471,797
    500,000    Shopping Center Associates
               6.75%, 01/15/04 (A)                        Aaa           501,455
    875,000    Simon Debartolo, LP, MTN
               7.13%, 06/24/05                            Baa           890,386
    450,000    Spieker Properties, LP
               6.65%, 12/15/00                            Baa           450,497
    750,000    Summit Properties, Inc.
               7.20%, 08/15/07                            Baa           771,900
    625,000    Trinet Corporate Realty Trust, Inc.
               7.30%, 05/15/01                            Baa           638,708
                                                                  -------------
                                                                      9,131,976
                                                                  -------------

               Securities Broker and Dealers - 5.78%
    190,000    Bear Stearns Cos., Inc.
               Senior Note
               6.75%, 08/15/00                              A           192,790
  1,150,000    Goldman Sachs Group, LP
               7.20%, 03/01/07 (A)                          A         1,191,111
  1,000,000    Merrill Lynch Mortgage Investors, Inc.
               6.96%, 11/21/28                             NR           972,810
    825,000    Merrill Lynch Mortgage Investors, Inc.
               7.12%, 06/18/25                             NR           823,705
    575,000    Merrill Lynch & Co., Inc.
               6.00%, 01/15/01                             Aa           572,476
    100,000    Salomon, Inc.
               7.13%, 08/01/99                              A           101,521


                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                              Select Income Fund
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------------------
                                                        Moody's Ratings            Value
      Par Value                                           (Unaudited)             (Note 2)
--------------------------------------------------------------------------------------------
                  Securities Broker and Dealers (continued)
     $   550,000  Salomon, Inc.
                  7.25%, 05/01/01                               A             $     566,237
         325,000  Salomon, Inc.
                  7.00%, 05/15/99                               A                   328,862
          50,000  Salomon, Inc., Series D, Senior MTN
                  6.08%, 04/05/99                             Baa                    49,745
         175,000  Salomon, Inc., Series D, MTN
                  6.82%, 07/26/99                               A                   176,961
         250,000  Salomon, Inc., MTN
                  6.63%, 11/30/00                               A                   252,984
         350,000  Smith Barney Holdings, Inc.
                  7.88%, 10/01/99                               A                   359,169
         425,000  Smith Barney Holdings, Inc.
                  7.00%, 03/15/04                               A                   435,243
                                                                         ------------------
                                                                                  6,023,614
                                                                         ------------------

                  Industrial - 2.70%
      1,500,000   Brascan, Ltd.
                  7.38%, 10/01/02                              Ba                 1,566,807
      1,250,000   Cominco, Ltd.
                  6.88%, 02/15/06                             Baa                 1,245,665
                                                                         ------------------
                                                                                  2,812,472
                                                                         ------------------

                  Insurance - 2.58%
        775,000   Conseco, Inc.
                  8.13%, 02/15/03                              Ba                   821,684
        575,000   Equitable Life Assurance Society
                  7.70%, 12/01/15 (A)                           A                   615,663
        800,000   Markel Corp.
                  7.25%, 11/01/03                             Baa                   828,069
        400,000   USF & G Corp.
                  Senior Note
                  8.38%, 06/15/01                             Baa                   424,524
                                                                         ------------------
                                                                                  2,689,940
                                                                         ------------------

                  Manufacturing - 1.65%
        775,000   Georgia-Pacific Corp.
                  9.95%, 06/15/02                             Baa                   884,352
        425,000   Noranda Forest, Inc., Debenture
                  8.88%, 10/15/99                             Baa                   443,182
        400,000   Scherer (R.P.) Corp.
                  Senior Note
                  6.75%, 02/01/04                              Ba                   396,289
                                                                         ------------------
                                                                                  1,723,823
                                                                         ------------------

                  Banking - 1.63%
        450,000   First USA Bank, MTN
                  5.75%, 01/15/99                              Aa                   449,076
        400,000   First USA Bank, MTN
                  7.00%, 08/20/01                              Aa                   410,889
        400,000   St. George Bank, Ltd.
                  6.88%, 04/01/99 (A)                         Baa                   403,728
        425,000   St. George Bank, Ltd.
                  7.15%, 10/15/05 (A)                         Baa                   437,159
                                                                         ------------------
                                                                                  1,700,852
                                                                         ------------------

                  Consumer Goods - 1.25%
      1,400,000   Quantum Health Resources, Inc.
                  4.75%, 10/01/00                               B                 1,303,750
                                                                         ------------------

                  Equipment - 0.88%
         850,000  Toro Co.
                  7.80%, 06/15/27                             Baa                   915,238
                                                                         ------------------

                  Merchandising and Retail - 0.80%
         800,000  Great Atlantic &
                  Pacific Tea Co., Inc.
                  Senior Note
                  7.70%, 01/15/04                             Baa                   839,000
                                                                         ------------------

                  Communications - 0.49%
         475,000  Tele-Communications, Inc.
                  7.88%, 08/01/13                              Ba                   510,896
                                                                         ------------------

                  Entertainment-Leisure - 0.44%
         450,000  Royal Caribbean Cruises, Ltd.
                  7.50%, 10/15/27                             Baa                   463,022
                                                                         ------------------

                  Utilities - 0.39%
         300,000  System Energy Resources, Inc.
                  6.00%, 04/01/98                             Baa                   300,019

         100,000  System Energy Resources, Inc.
                  7.63%, 04/01/99                             Baa                   101,763
                                                                         ------------------
                                                                                    401,782
                                                                         ------------------
                  Total Corporate Notes and Bonds                                49,614,006
                                                                         ------------------
                  (Cost $48,170,030)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 34.34%

8,975,000         U.S. Treasury Bond - 10.77%
                  8.13%, 08/15/19 (E)                         Aaa                11,232,778
                                                                         ------------------

                  U.S. Treasury Notes - 8.84%
         375,000  5.13%, 02/28/98 (E)                         Aaa                   374,758
         300,000  5.38%, 05/31/98 (E)                         Aaa                   299,813
          75,000  6.25%, 07/31/98                             Aaa                    75,305
       4,550,000  5.63%, 11/30/98 (E)                         Aaa                 4,550,000
         275,000  6.63%, 06/30/01                             Aaa                   282,734
       2,275,000  6.25%, 10/31/01                             Aaa                 2,314,813
         975,000  5.75%, 08/15/03                             Aaa                   975,915
         325,000  6.50%, 08/15/05                             Aaa                   339,117
                                                                         ------------------
                                                                                  9,212,455
                                                                         ------------------

                      See Notes to Financial Statements.
                      ---------------------------------------------------------

--------------------------------------------------------------------------------
                              Select Income Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
----------------------------------------------------------------------------------------------------
                                                                 Moody's Ratings          Value
      Par Value                                                    (Unaudited)           (Note 2)
----------------------------------------------------------------------------------------------------
                  Federal National Mortgage Association (B) - 8.72%
    $    211,687  6.00%, 03/01/03, Pool # 303790                        Aaa        $      209,617
         531,048  6.00%, 01/01/11, Pool # 334836                        Aaa               522,694
         941,027  6.00%, 03/01/11, Pool # 303779                        Aaa               925,735
       1,250,000  8.00%, 07/25/23, REMIC                                Aaa             1,385,148
         241,277  7.00%, 07/01/23, Pool # 50765                         Aaa               244,107
         266,130  7.00%, 12/01/23, Pool # 240476                        Aaa               269,252
         263,455  7.00%, 01/01/24, Pool # 261764.                       Aaa               266,390
          39,835  7.00%, 05/01/24, Pool # 265289                        Aaa                40,278
         359,727  7.00%, 06/01/24, Pool # 283173                        Aaa               363,734
         804,522  7.00%, 06/01/24, Pool # 284717                        Aaa               813,484
         837,439  7.00%, 08/01/25, Pool # 250345                        Aaa               845,194
         308,670  7.00%, 07/01/25, Pool # 307012                        Aaa               311,529
         301,324  7.00%, 07/01/25, Pool # 315035                        Aaa               304,114
         179,682  7.00%, 07/01/25, Pool # 317579                        Aaa               181,346
         200,842  7.00%, 08/01/25, Pool # 318107                        Aaa               202,702
         146,508  7.00%, 08/01/25, Pool # 318348                        Aaa               147,864
         729,953  7.00%, 08/01/25, Pool # 318863                        Aaa               736,712
         393,550  7.00%, 08/01/25, Pool # 319485                        Aaa               397,194
         411,150  7.00%, 08/01/25, Pool # 320333                        Aaa               414,957
         313,721  7.00%, 09/01/25, Pool # 317782                        Aaa               316,626
         187,623  7.00%, 09/01/25, Pool # 303555                        Aaa               189,360
                                                                                 ----------------
                                                                                        9,088,037
                                                                                 ----------------

                  Federal Home Loan Mortgage Corporation (B) - 4.23%
         602,133  6.00%, 12/01/10, Pool # E00411                        Aaa               593,240
         950,093  6.00%, 03/01/11, Pool # E20228                        Aaa               935,908
       1,234,944  6.00%, 05/01/12, Pool # G10691                        Aaa             1,216,506
         955,531  7.50%, 05/01/26, Pool # D71610                        Aaa               978,932
         419,575  7.50%, 07/01/26, Pool # D72669                        Aaa               429,850
         249,480  7.50%, 08/01/26, Pool # C00473                        Aaa               255,590
                                                                                  ---------------
                                                                                        4,410,026
                                                                                  ---------------

                  Government National Mortgage Association (B) - 1.78%
         380,749  7.00%, 07/15/24, Pool # 352919                        Aaa               384,751
         326,504  7.00%, 11/15/23, Pool # 370890                        Aaa               330,125
         358,214  7.00%, 02/15/24, Pool # 366855                        Aaa               361,979
         767,853  7.00%, 07/15/23, Pool # 326534                        Aaa               776,368
                                                                                  ---------------
                                                                                        1,853,223
                                                                                  ---------------
                  Total U.S. Government
                  and Agency Obligations                                               35,796,519
                                                                                  ---------------
                  (Cost $34,829,758)

ASSET-BACKED SECURITIES - 6.04%

         335,367  Advanta Mortgage Loan Trust,Series 93-4
                  5.50%, 03/25/10                                       Aaa               326,161
       1,200,000  Contimortgage Home Equity Loan Trust
                  Class A
                  6.88%, 01/15/28                                        NR             1,217,688
         700,000  CS First Boston Mortgage Securities Co.
                  7.59%, 07/25/26                                        NR               733,715
         325,000  EQCC Home Equity Loan Trust, Series 1996-1
                  6.19%, 12/15/10                                       Aaa               323,593
         925,000  EQCC Home Equity Loan Trust, Series 1996-4
                  6.89%, 10/15/11                                        NR               942,168
         104,721  Fund America Investors Corp. II, 1993-F
                  5.40%, 09/25/09                                       Aaa               102,412
         703,057  Housing Securities, Inc.
                  6.50%, 07/25/09                                        NR               699,542
         625,000  Resolution Trust Corp.
                  8.00%, 06/25/26                                        NR               644,531
         115,914  Resolution Trust Corp.
                  8.00%, 04/25/25                                       Baa               118,485
         275,000  Resolution Trust Corp.
                  6.90%, 06/01/25                                       Aaa               273,969
         238,056  Resolution Trust Corp.
                  7.45%, 09/15/25                                       Baa               241,870
         550,000  The Money Store Home Equity Trust, 1996-D
                  7.00%, 04/15/28                                       Aaa               561,457
         116,130  UCFC Home Equity Loan Trust, 1994-B2
                  7.10%, 03/10/23                                       Aaa               118,110
                                                                                  ---------------
                  Total Asset-Backed Securities                                         6,303,701
                                                                                  ---------------
                  (Cost $6,121,476)

MUNICIPAL BOND - 1.07%

       4,100,000  New Jersey Economic Development Authority
                  Pension Fund Revenue
                  7.50%, 02/15/18 (F)                                    NR             1,112,166
                                                                                  ---------------
                  Total Municipal Bond                                                  1,112,166
                                                                                  ---------------
                  (Cost $879,450)

COMMERCIAL PAPER (C) - 9.37%

         950,000  Abbey National North America Corp.
                  5.58%, 02/03/98                                        NR               940,215
       1,500,000  Campbell Soup Co.
                  5.60%, 01/09/98                                        NR             1,498,182
       1,500,000  Daimler-Benz North America Corp.
                  5.62%, 02/19/98                                        NR             1,481,700
       2,000,000  Federal Home Loan Mortgage Corp.
                  5.74%, 01/23/98                                       Aaa             1,993,021
         600,000  Federal Home Loan Mortgage Corp.
                  5.24%, 01/30/98                                       Aaa               597,067
         375,000  Federal Home Loan Mortgage Corp.
                  5.60%, 02/20/98                                       Aaa               372,025
       1,000,000  Federal Home Loan Mortgage Corp.
                  5.63%, 03/09/98                                       Aaa               988,800
         500,000  General Electric Capital Corp.
                  5.55%, 01/12/98                                        NR               499,152
       1,400,000  Procter & Gamble Co.
                  5.55%, 01/08/98                                        NR             1,398,527
                                                                                  ---------------
                  Total Commercial Paper                                                9,768,689
                                                                                  ---------------
                  (Cost $9,781,745)


                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                               Select Income Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------

                                                      Moody's Ratings   Value
  Shares                                                (Unaudited)    (Note 2)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 1.33%

    1,795   Federated Investors Prime Fund Class A           NR   $       1,795
1,384,735   ILA Prime Obligation Portfolio Fund Class B      NR       1,384,735
                                                                  -------------
            Total Investment Companies                                1,386,530
            (Cost $1,386,530)                                     -------------

Total Investments - 99.74%                                          103,981,611
(Cost $101,168,989)                                               -------------

Net Assets and Other Liabilities - 0.26%                                271,760
                                                                  -------------
Net Assets - 100.00%                                              $ 104,253,371
                                                                  =============

---------------------------------
(A) Security exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualfied institutional buyers. At December 31, 1997, these securities amounted to $3,559,820 or 3.42% of net assets.
(B)  Pass Through Certificates
(C)  Effective yield at time of purchase.
(D)  Forward Commitment
(E)  Collateral on Forward Commitment
(F) Zero Coupon Bond. Rate shown reflects effective yield to maturity at time of purchase.
MTN  Medium Term Note
REIT Real Estate Investment Trust

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At December 31, 1997, the aggregate cost of investment securities for tax purposes was $101,168,989. Net unrealized appreciation (depreciation) aggregated $2,812,622, of which $2,844,672 related to appreciated investment securities and $(32,050) related to depreciated investment securities.

As of December 31, 1997, the Portfolio had capital loss carryforwards which expire as follows: $570,218 in 2002; and $500,277 in 2004. During 1997, the
Portfolio utilized $363,947 of its capital loss carryforwards.

OTHER INFORMATION
For the year ended December, 1997, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $43,512,879 and $26,394,424 from non-governmental issuers, respectively, and $36,623,514 and $37,454,709 from U.S. Government Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

         Moody's Ratings (Unaudited)

         Aaa                   40.93%
         Aa                     1.38
         A                      6.26
         Baa                   21.62
         Ba                     5.90
         B                      1.25
         NR (Not Rated)        22.66
                              -------
                              100.00%
                              -------


                      See Notes to Financial Statements.
                      ----------------------------------------------------------
F-28

--------------------------------------------------------------------------------
                          Investment Grade Income Fund
--------------------------------------------------------------------------------

                  PORTFOLIO OF INVESTMENTS . December 31, 1997
--------------------------------------------------------------------------------

                                                Moody's Ratings        Value
  Par Value                                       (Unaudited)         (Note 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 44.88%

                  U.S. Treasury Notes - 14.80%
$   1,300,000     5.13%, 02/28/98                      Aaa        $   1,299,188
      750,000     5.13%, 04/30/98                      Aaa              749,297
    2,780,000     5.88%, 03/31/99                      Aaa            2,787,820
       90,000     7.75%, 01/31/00                      Aaa               93,600
   13,960,000     5.75%, 08/15/03 (C)                  Aaa           13,973,094
      250,000     6.50%, 08/15/05                      Aaa              260,860
    8,300,000     6.88%, 05/15/06                      Aaa            8,883,598
                                                                  -------------
                                                                     28,047,457
                                                                  -------------

                  Federal National Mortgage Association - 13.20%
      272,454     6.00%, 05/01/01, Pool # 190806 (A)                    270,593
    1,501,675     7.48%, 08/17/03, REMIC (A)           Aaa            1,526,438
      815,504     6.50%, 05/01/08, Pool # 50730 (A)    Aaa              818,685
      595,959     8.50%, 07/01/08, Pool # 10001 (A)    Aaa              622,151
      216,159     8.00%, 04/01/09, Pool # 111253 (A)   Aaa              222,424
      697,717     9.00%, 02/01/10, Pool # 303165 (A)   Aaa              728,130
    1,664,125     6.50%, 09/01/10, Pool # 327824 (A)   Aaa            1,666,704
      253,079     7.00%, 05/01/17, Pool # 68635 (A)    Aaa              256,430
    1,456,268     8.00%, 04/01/22, Pool # 124267 (A)   Aaa            1,517,038
    1,757,024     8.00%, 01/01/23, Pool # 125178 (A)   Aaa            1,830,345
      843,674     8.00%, 04/01/23, Pool # 124834 (A)   Aaa              878,881
       50,001     7.00%, 11/01/23, Pool # 249703 (A)   Aaa               50,587
    2,168,262     7.00%, 11/01/23, Pool # 50930 (A)    Aaa            2,193,696
    3,307,929     6.50%, 01/01/24, Pool # 50965 (A)    Aaa            3,281,102
    2,894,439     7.00%, 02/01/24, Pool # 50993 (A)    Aaa            2,926,683
    1,906,046     7.50%, 10/01/25, Pool # 321152 (A)   Aaa            1,952,001
      274,793     7.50%, 10/01/26, Pool # 359890 (A)   Aaa              281,418
      636,605     7.50%, 12/01/26, Pool # 362034 (A)   Aaa              651,546
      362,332     7.50%, 12/01/26, Pool # 366778 (A)   Aaa              370,835
    2,896,481     7.50%, 01/11/28 (B)                  Aaa            2,962,558
                                                                  -------------
                                                                     25,008,245
                                                                  -------------

                  Federal Home Loan Mortgage Corporation (A) - 6.49%
      310,511     9.50%, 03/01/01, Pool # 200029       Aaa              319,553
      126,750     6.50%, 06/01/04, Pool # 548801       Aaa              124,849
      210,714     6.50%, 08/01/04, Pool # 181863       Aaa              210,886
    1,364,214     7.50%, 01/01/07, Pool # E00071       Aaa            1,400,884
      329,856     8.00%, 04/01/07, Pool # 170014       Aaa              341,427
      349,556     8.00%, 09/01/08, Pool # 530125       Aaa              360,154
      145,499     8.00%, 06/01/09, Pool # 184989       Aaa              150,283
      215,159     8.00%, 04/01/09, Pool # 534627       Aaa              219,817
      295,254     8.00%, 08/01/09, Pool # 546108       Aaa              304,962
    3,372,060     7.00%, 08/01/10, Pool # E20187       Aaa            3,425,406
       32,213     7.00%, 09/01/11, Pool # E65257       Aaa               32,719
      463,357     7.00%, 11/01/11, Pool # E65777       Aaa              470,632
    1,135,414     7.00%, 12/01/11, Pool # E20276       Aaa            1,153,240
    1,292,943     7.90%, 07/01/16, Pool # W30001       Aaa            1,419,409
      511,099     8.75%, 05/01/17, Pool # A00870       Aaa              545,250
      405,758     7.50%, 10/01/18, Pool # 304313       Aaa              413,650
      633,347     9.50%, 08/01/19, Pool # 555229       Aaa              676,503
       19,331     9.50%, 08/01/20, Pool # A00742       Aaa               21,032
      237,422     10.00%, 12/01/20, Pool # D06613      Aaa              259,706
       24,496     10.00%, 10/01/20, Pool # D13442      Aaa               26,821
      380,647     9.50%, 02/01/21, Pool # D06612       Aaa              413,725
                                                                  -------------
                                                                     12,290,908
                                                                  -------------

                  U.S. Treasury Bonds - 5.88%
    4,565,000     7.25%, 05/15/16 (D)                  Aaa            5,196,969
    1,500,000     7.50%, 11/15/16                      Aaa            1,749,840
      650,000     7.63%, 11/15/22                      Aaa              782,438
    3,000,000     7.13%, 02/15/23                      Aaa            3,422,814
                                                                  -------------
                                                                     11,152,061
                                                                  -------------

                  Government National Mortgage Association - 4.51%
    1,313,402     9.50%, 02/15/06, Pool # 780238       Aaa            1,383,406
      282,557     6.50%, 09/15/08, Pool # 357124 (A)   Aaa              284,244
      130,748     9.00%, 08/15/16, Pool # 165233 (A)   Aaa              142,904
      221,339     9.00%, 08/15/16, Pool # 173341 (A)   Aaa              241,917
      246,699     8.00%, 08/15/22, Pool # 323199 (A)   Aaa              257,263
      981,785     7.00%, 06/15/23, Pool # 349678 (A)   Aaa              992,673
    3,521,363     6.50%, 01/15/24, Pool # 370999       Aaa            3,492,559
      381,824     8.00%, 09/15/26, Pool # 421495       Aaa              396,104
      146,364     8.00%, 09/15/26, Pool # 431341       Aaa              151,838
    1,169,875     8.00%, 09/15/26, Pool # 436476       Aaa            1,213,629
                                                                  -------------
                                                                      8,556,537
                                                                  -------------
                  Total U.S. Government
                  and Agency Obligations                             85,055,208
                   (Cost $82,898,057)                             -------------

CORPORATE NOTES AND BONDS - 35.43%

                  Finance - 12.11%
    1,750,000     AT&T Capital Corp., Series 4, MTN
                  6.26%, 02/18/99                      Baa            1,748,362
    1,450,000     BCH Cayman Islands
                  Yankee Subordinated Note,
                  Guaranteed 6.50%, 02/15/06             A            1,432,841
      500,000     Coles Myer Finance USA, Ltd.,
                  Series A, MTN 5.45%, 07/16/98          A              498,941
    1,000,000     Compass Trust I
                  8.23%, 01/15/27                        NR           1,085,812
    1,500,000     Conseco Financing Trust III
                  8.80%, 04/01/27                        Ba           1,684,019
    2,075,000     First Empire Capital Trust I Bond,
                  Series A, Guaranteed
                  8.23%, 02/01/27                        A            2,246,181
    1,300,000     Ford Motor Credit Co.
                  6.25%, 12/08/05                        A            1,283,017
    1,787,000     General Motors Acceptance Corp.
                  7.00%, 03/01/00                        A            1,819,273



                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                          Investment Grade Income Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------

                                                   Moody's Ratings     Value
  Par Value                                          (Unaudited)      (Note 2)
--------------------------------------------------------------------------------


               Finance (Continued)
$ 1,750,000    Homeside Lending, Inc., MTN
               6.88%, 05/15/00                            Baa     $   1,774,946
  1,750,000    MBNA Corp., MTN
               6.96%, 09/12/02                            Baa         1,752,188
  1,970,000    Merita Bank, Ltd.
               Yankee Subordinated Note
               6.50%, 01/15/06                              A         1,953,005
  2,000,000    Star Banc Corp., Series A, MTN
               6.97%, 05/01/00                             NR         2,032,914
  1,700,000    The Money Store, Inc.
               8.05%, 04/15/02                             Ba         1,759,675
  1,770,000    Santander Financial Issuances, Ltd.
               Yankee Subordinated Note, Guaranteed
               7.75%, 05/15/05                              A         1,876,411
                                                                  -------------
                                                                     22,947,585
                                                                  -------------
               Communications - 4.24%
  1,000,000    GTE Corp.
               8.85%, 03/01/98                            Baa         1,004,018
    500,000    GTE Corp.
               8.75%, 11/01/21                             NR           606,229
  1,500,000    LCI International, Inc., Senior Note
               7.25%, 06/15/07                            Baa         1,552,335
  2,550,000    TCI Communications, Inc., Senior Debenture
               7.88%, 02/15/26                            Baa         2,736,520
  2,000,000    WorldCom, Inc., Note
               7.75%, 04/01/07                            Baa         2,142,418
                                                                  -------------
                                                                      8,041,520
                                                                  -------------
               Utilities - 3.42%
  2,195,000    Connecticut Light & Power Co.
               First Mortgage, Series 94D
               7.88%, 10/01/24                             Ba         2,265,773
  1,000,000    Empresa Electrica Pehuenche SA
               Yankee Note
               7.30%, 05/01/03                             NR         1,027,690
  1,250,000    Philadelphia Electric Co.
               First Mortgage, Series 1992
               7.50%, 01/15/99                            Baa         1,267,624
  1,100,000    Sithe/Independence Funding Corp.
               Guaranteed, Series A
               9.00%, 12/30/13                            Baa         1,316,832
    580,000    Texas Utilities Electric Co.
               7.38%, 10/01/25                            Baa           593,798
                                                                  -------------
                                                                      6,471,717
                                                                  -------------
               Securities Brokers and Dealers - 3.29%
  2,045,000    Donaldson Lufkin & Jenrette, Inc.
               Senior Note
               6.88%, 11/01/05                            Baa         2,073,168
  1,500,000    Legg Mason, Inc., Senior Note
               6.50%, 02/15/06                            Baa         1,482,824
  1,500,000    Paine Webber Group, Inc., Debenture
               9.25%, 12/15/01                            Baa         1,643,312
  1,000,000    Salomon, Inc., Senior Note
               7.25%, 05/01/01                              A         1,029,521
                                                                  -------------
                                                                      6,228,825
                                                                  -------------
               Oil, Gas, and Petroleum - 2.68%
  1,000,000    Parker & Parsley Petroleum Co.
               Senior Note
               8.88%, 04/15/05                            Baa         1,131,128
    700,000    Southwest Gas Corp.
               Debenture, Series F
               9.75%, 06/15/02                            Baa           789,590
  1,500,000    Tennessee Gas Pipeline Co.
               7.50%, 04/01/17                            Baa         1,606,230
  1,500,000    Valero Energy Corp., MTN
               7.50%, 05/31/01                            Baa         1,544,399
                                                                  -------------
                                                                      5,071,347
                                                                  -------------
               Industry - 2.64%
    600,000    Chesapeake Corp.
               7.20%, 03/15/05                            Baa           619,326
    900,000    Donohue Forest Products, Inc.
               Senior Note
               7.63%, 05/15/07                            Baa           941,462
  1,350,000    Georgia Gulf Corp.
               7.63%, 11/15/05                             Ba         1,356,425
  2,000,000    News America Holdings, Inc.
               7.38%, 10/17/08                            Baa         2,079,144
                                                                  -------------
                                                                      4,996,357
                                                                  -------------
               Transportation - 2.42%
  1,300,000    AMR Corp.
               9.50%, 05/15/01                            Baa         1,424,985
    900,000    Consolidated Freightways, Inc.
               9.13%, 08/15/99                            Baa           935,456
  2,003,000    United Air Lines, Inc.
               9.00%, 12/15/03                            Baa         2,229,712
                                                                  -------------
                                                                      4,590,153
                                                                  -------------
               Book Publishing - 1.20%
    750,000    Time Warner, Inc., Debenture
               9.15%, 02/01/23                             Ba           921,927
  1,230,000    Time Warner, Inc., Debenture
               8.05%, 01/15/16                             Ba         1,344,118
                                                                  -------------
                                                                      2,266,045
                                                                  -------------
               Electronics - 0.91%
  1,700,000    Clear Channel Communications, Inc.
               7.25%, 10/15/27                            Baa         1,728,832
                                                                  -------------

               Processed Foods - 0.86%
  1,500,000    Ralston Purina Co.
               7.75%, 10/01/15                            Baa         1,637,886
                                                                  -------------


                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                         Investment Grade Income Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------

                                                   Moody's Ratings     Value
  Par Value                                          (Unaudited)      (Note 2)
--------------------------------------------------------------------------------

               Manufacturing - 0.80%
$ 1,500,000    Black & Decker Corp.
               6.63%, 11/15/00                            Baa     $   1,513,682
                                                                  -------------

               Engineering and Construction - 0.46%
    850,000    Pulte Corp., Senior Note
               7.00%, 12/15/03                            Baa           865,666
                                                                  -------------

               Consumer Products - 0.40%
    675,000    Time Warner Entertainment Co., LP
               Senior Debenture
               8.38%, 03/15/23                            Baa           770,043
                                                                  -------------
               Total Corporate Notes and Bonds                       67,129,658
                (Cost $64,364,875)                                -------------

ASSET-BACKED SECURITIES (A) - 16.45%

  2,350,000    BankBoston RV Asset Backed Trust
               1997-1, Series A8
               6.54%, 02/15/09                             NR         2,374,628
  2,000,000    Barnett Auto Trust, 1997-A, A3
               6.03%, 11/15/01                             NR         1,998,400
  1,763,933    Bear Stearns Mortgage Securities, Inc.
               1995-1, Series 1A, CMO
               6.57%, 05/25/10                            Aaa         1,753,914
  1,250,000    Bear Stearns Mortgage Securities, Inc.
               1996-3, Series A10, CMO
               7.75%, 06/25/27                            Aaa         1,282,820
    750,000    Carco Auto Loan Master Trust, 1997-1, Series A
               6.69%, 08/15/04                            Aaa           757,680
     62,253    Contimortgage Home Equity Loan Trust
               1994-3, Series A1
               7.63%, 05/15/09                            Aaa            62,232
  1,750,000    CS First Boston Mortgage Securities Co.
               1996-1, Series A2
               6.70%, 03/15/27                            Aaa         1,766,765
  1,560,000    CWMBS, Inc., 1996-A10, Series A3, CMO
               7.50%, 11/25/11                             NR         1,580,893
  1,691,594    Financial Asset Securitization, Inc.
               1997-NAMC, Series FXA2, CMO
               7.75%, 05/25/27                             NR         1,741,722
  1,599,526    First Plus Home Loan Owner Trust
               1996-2, Series A5
               7.47%, 02/20/11                             NR         1,640,426
  1,435,774    General Motors Acceptance Corp.
               1996-C1, Series A2A, CMO
               6.79%, 10/15/03                            Aaa         1,446,011
    500,000    Green Tree Financial Corp., 1992-1, Series A3
               6.70%, 10/15/17                             NR           504,005
  1,700,000    Green Tree Financial Corp., 1994-1, Series A3
               6.90%, 04/15/19                             Aa         1,725,109
    329,565    Green Tree Financial Corp., 1994-2, Series A2
               7.35%, 05/15/19                             Aa           331,945
    572,177    Green Tree Financial Corp., 1994-8, Series A3
               8.25%, 04/15/20                             Aa           579,684
  1,307,952    Green Tree Recreation
               Equipment & Consumer Trust
               6.55%, 07/15/28                             NR         1,316,535
    499,989    Green Tree Recreation
               Equipment & Consumer Trust
               1997-B, Series A1
               5.55%, 02/15/18                             NR           495,024
    281,163    NationsBank Auto Grantor Trust,
               1995-A, Series B
               6.00%, 06/15/02                             NR           281,118
  1,950,000    Olympic Automobile Receivables Trust
               Series 1996-A, Class A-4
               5.85%, 07/15/01                             NR         1,944,950
  1,000,000    PSB Lending Home Loan Owner Trust
               1997-3, Series A2
               6.57%, 02/20/13                             NR         1,000,156
  1,750,000    Resolution Trust Corp.
               1995-C1, Series A4C, CMO
               6.85%, 02/25/27                            Aaa         1,752,734
    446,443    United Air Lines, Inc., Series 91B1
               9.30%, 03/22/08                            Baa           449,617
    775,000    Vendee Mortgage Trust, 1997-1
               Series 2B, CMO
               7.50%, 09/15/01                             NR           787,701
     73,450    Western Financial Grantor Trust
               1994-2, Series A2
               6.38%, 09/01/99                            Aaa            73,594
    272,541    Western Financial Grantor Trust
               1995-2, Series A2
               7.10%, 07/01/00                            Aaa           274,324
  1,750,000    WFS Financial Owner Trust, 1996-D, A3
               6.05%, 07/20/01                             NR         1,743,858
  1,500,000    WFS Financial Owner Trust, 1997-A, A3
               6.50%, 09/20/01                             NR         1,510,215
                                                                  -------------
               Total Asset-Backed Securities                         31,176,060
                (Cost $30,954,335)                                -------------

  Shares
----------
INVESTMENT COMPANY - 3.58%

  6,784,434    State Street Bank Temporary Fund            NR         6,784,434
                                                                  -------------
               Total Investment Company                               6,784,434
                (Cost $6,784,434)                                 -------------

Total Investments - 100.34%                                         190,145,360
(Cost $185,001,701)                                               -------------
Net Other Assets and Liabilities - (0.34)%                             (642,700)
                                                                  -------------
Net Assets - 100.00%                                              $ 189,502,660
                                                                  =============
---------------------------------
(A)    Pass Through Certificates
(B)    Forward Commitment
(C)    Collateral on Forward Commitment Par Value of $2,900,000.
(D)    Collateral on Forward Commitment Par Value of $2,910,000.
CMO    Collateralized Mortgage Obligations
MTN    Medium Term Note
REMIC  Real Estate Mortgage Investment Conduit

                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                         Investment Grade Income Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 1997, the aggregate cost of investment securities for tax purposes was $185,003,385. Net unrealized appreciation (depreciation) aggregated $5,141,975, of which $5,425,252 related to appreciated investment securities and $(283,277) related to depreciated investment securities.

As of December 31, 1997, the Portfolio had a capital loss carryforward of $1,388,318 which expires in 2002. During 1997, the Portfolio utilized $127,477 of its capital loss carryforward.

For the year ended December 31, 1997, the Portfolio has elected to defer $24,327 of capital losses attributable to Post-October Losses.

OTHER INFORMATION

For the year ended December 31, 1997, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $44,556,821 and $27,872,619 of non-governmental issuers, respectively, and $63,673,269 and $52,411,959 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

              Moody's Ratings (Unaudited)

     Aaa                      49.55%
     Aa                        1.39
     A                         6.38
     Baa                      21.75
     Ba                        4.91
     NR (Not Rated)           16.02
                            --------
                             100.00%
                            ========

                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                              Government Bond Fund
--------------------------------------------------------------------------------

                  PORTFOLIO OF INVESTMENTS . December 31, 1997
--------------------------------------------------------------------------------
                                                                       Value
 Par Value                                                            (Note 2)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 89.15%

               U.S. Treasury Notes - 43.23%
$ 1,000,000    6.38%, 01/15/99                                   $     1,007,187
  3,050,000    5.88%, 03/31/99                                         3,058,580
  1,200,000    6.88%, 08/31/99                                         1,222,500
  3,450,000    7.13%, 02/29/00                                         3,550,267
  3,050,000    6.25%, 10/31/01                                         3,103,375
  5,525,000    5.75%, 08/15/03                                         5,530,182
  6,100,000    6.88%, 05/15/06                                         6,528,909
                                                                  --------------
                                                                      24,001,000
                                                                  --------------

               Federal National Mortgage Association - 24.88%
  1,175,000    6.16%, 03/29/01, MTN                                    1,183,952
    750,000    6.45%, 04/23/01, MTN                                      762,112
  1,000,000    6.20%, 07/10/03, Note                                     989,803
    904,624    7.48%, 08/17/03, CMO, (A)                                 919,541
  1,300,000    5.80%, 12/10/03, Note                                   1,286,900
  1,368,063    7.50%, 03/01/07, Pool # 50545 (A)                       1,403,797
  1,223,256    6.50%, 05/01/08, Pool # 50730, (A)                      1,228,027
  1,300,000    8.40%, 02/25/09, Class A3
               Series 1996-W2, CMO, (A)                                1,374,344
    129,695    8.00%, 04/01/09, Pool # 111253, (A)                       133,454
  1,436,495    7.50%, 12/01/09, Pool # 356808, (A)                     1,474,303
    765,029    6.40%, 11/25/10, Class A2,
               Series 1995-T2, REMIC (A)                                 765,166
     93,439    7.00%, 05/01/17, Pool # 68635, (A)                         94,676
    894,858    8.00%, 09/01/21, Pool # 70941(A)                          933,569
  1,250,000    7.00%, 06/25/26, Class A3
               Series 1996-M6, CMO, (A)                                1,261,600
                                                                  --------------
                                                                      13,811,244
                                                                  --------------

               Federal Home Loan Mortgage Corporation - 9.33%
    323,766    9.50%, 03/01/01, Pool # 200029, (A)                       333,194
  1,000,000    5.99%, 03/06/01, Bond                                     993,146
     90,415    6.50%, 06/01/04, Pool # 548801, (A)                        89,059
    183,901    6.50%, 08/01/04, Pool # 181863, (A)                       184,052
    521,629    7.50%, 02/01/07, Pool # E00075, (A)                       535,650
    349,556    8.00%, 09/01/08, Pool # 530125, (A)                       360,154
    244,213    8.00%, 04/01/09, Pool # 534627, (A)                       249,500
     90,944    8.00%, 06/01/09, Pool # 184989, (A)                        93,934
    295,254    8.00%, 08/01/09, Pool # 546108, (A)                       304,962
    156,549    8.00%, 09/01/09, Pool # 273699, (A)                       159,938
    340,248    7.90%, 07/01/16, Pool # W30001, (A)                       373,529
    321,193    8.00%, 06/01/19, Pool # 544250, (A)                       333,890
    283,622    10.00%, 03/01/21, Pool # A00969, (A)                      310,532
    864,131    6.50%, 06/01/23, Pool # N300118, (A)                      858,307
                                                                  --------------
                                                                       5,179,847
                                                                  --------------

               Government National Mortgage Association (A)- 6.12%
    391,345    9.50%, 02/15/06, Pool # 780238                            412,204
    101,984    8.00%, 12/15/06, Pool # 014758                            106,998
     94,351    6.50%, 06/15/09, Pool # 376548                             94,901
  2,002,192    7.00%, 06/15/09, Pool # 374332                          2,041,516
    728,410    7.00%, 06/15/12, Pool # 411797                            742,308
                                                                  --------------
                                                                       3,397,927
                                                                  --------------

               U.S. Treasury Bond - 2.58%
$ 1,100,000    10.75%, 08/15/05                                   $    1,431,032
                                                                  --------------

               U.S. Government Backed Bond - 1.99%
  1,100,000    Tennessee Valley Authority, Series D
               6.00%, 11/01/00                                         1,105,823
                                                                  --------------

               Federal Home Loan Bank - 1.02%
    550,000    6.55%, 03/07/05, Note, Series FX05                        566,949
                                                                  --------------
               Total U.S. Government
               and Agency Obligations                                 49,493,822
               (Cost $48,831,327)                                 --------------


ASSET-BACKED SECURITIES (A) - 8.67%

    143,087    Advanta Mortgage Loan Trust, Class A2, Series 1995-2
               6.60%, 02/25/10                                           142,792
  1,550,000    Chase Credit Card Master Trust, 1997-2, Series A
               6.30%, 06/01/12                                         1,561,877
  1,175,000    CS First Boston Mortgage Securities Corp., 1996-1,
               Series A2
               6.70%, 03/15/27                                         1,186,257
    427,977    Green Tree Financial Corp.
               Class A3, Series 1994-7
               8.00%, 03/15/20                                           432,445
     79,998    Green Tree Recreation Equipment & Consumer Trust
               Class A1, Series 1996-A
               5.55%, 02/15/18                                            79,204
  1,400,000    Premier Auto Trust, 1996-4, Series A4
               6.40%, 10/06/01                                         1,407,756
                                                                  --------------
               Total Asset-Backed Securities                           4,810,331
               (Cost $4,826,937)                                  --------------

  Shares
  ------

INVESTMENT COMPANY - 1.46%

    811,059    State Street Bank Temporary Fund                          811,059
                                                                  --------------
               Total Investment Comany                                   811,059
               (Cost $811,059)                                    --------------


Total Investments - 99.28%                                            55,115,212
(Cost $54,469,323)                                                --------------
Net Other Assets and Liabilities - 0.72%                                 398,263
                                                                  --------------
Net Assets - 100.00%                                              $   55,513,475
                                                                  ==============

--------------------------------------------
(A)      Pass Through Certificates
CMO      Collateralized Mortgage Obligations
MTN      Medium Term Note
REMIC    Real Estate Mortgage Investment Conduit






                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Government Bond Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At December 31, 1997, the aggregate cost of investment securities for tax purposes was $54,525,766. Net unrealized appreciation (depreciation) aggregated $589,446 of which $678,735 related to appreciated investment securities and $(89,289) related to depreciated investment securities.

As of December 31, 1997, the Portfolio had capital loss carryforwards which expire as follows: $1,544,794 in 2002; $515,322 in 2003; $461,593 in 2004; and
$64,602 in 2005.

For the year ended December 31, 1997, the Portfolio has elected to defer $8,746 of capital losses attributable to Post-October Losses.



OTHER INFORMATION
For the year ended December 31, 1997, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $2,969,800 and $1,893,591, of non-governmental issuers, respectively and $34,127,112 and $26,769,998 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

                  Moody's Ratings (Unaudited)

                  Aaa               82.67%
                  NR (Not Rated)    17.33
                                   -------
                                   100.00%
                                   =======




                      See Notes to Financial Statements.
                      ---------------------------------------------------------

--------------------------------------------------------------------------------
                               Money Market Fund
--------------------------------------------------------------------------------

                 PORTFOLIO OF INVESTMENTS . December 31, 1997
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 2)
--------------------------------------------------------------------------------
CORPORATE NOTES AND BONDS - 28.44%

               Securities Brokers and Dealers - 11.09%
$ 1,000,000    Bear Stearns Cos., Inc., Series B, MTN
               6.13%, 02/17/98*                                   $    1,000,240
  2,500,000    Bear Stearns Cos., Inc., Series B, MTN
               6.44%, 02/23/98*                                        2,501,469
  5,000,000    Bear Stearns Cos., Inc., Series B, MTN
               5.74%, 08/25/98*                                        5,000,000
  3,500,000    Goldman Sachs Group, LP, Series E, MTN
               6.26%, 05/29/98*                                        3,503,438
  1,915,000    Lehman Brothers Holdings, Inc., Series E, MTN
               6.73%, 02/27/98                                         1,917,269
  1,504,000    Lehman Brothers Holdings, Inc., Senior Note
               6.38%, 06/01/98                                         1,506,333
  2,000,000    Merrill Lynch & Co., Inc., Series B, MTN
               6.21%, 05/19/98*                                        2,001,975
  5,000,000    Paine Webber Group, Inc., Series C, Senior MTN
               6.06%, 09/16/98*                                        5,000,000
  5,500,000    Paine Webber Group, Inc., Series C, MTN
               5.93%, 11/04/98*                                        5,500,000
    975,000    Shearson Lehman Brothers Holdings, Inc.,
               Series D, MTN
               6.25%, 06/29/98                                           975,716
                                                                  --------------
                                                                      28,906,440
                                                                  --------------

               Finance - 10.94%
  3,165,000    Abbey National Treasury Services Plc
               6.50%, 12/21/98                                         3,178,625
    697,000    Asset Backed Capital Finance, Inc., MTN
               5.93%, 05/08/98                                           682,419
  2,000,000    Asset-Backed Capital, Ltd., MTN
               5.76%, 09/23/98*                                        2,000,000
  2,500,000    Avco Financial Service
               5.90%, 11/17/98*                                        2,500,000
  5,750,000    General Electric Capital Corp., Series A, MTN
               5.36%, 01/20/98                                         5,748,170
  1,400,000    General Motors Acceptance Corp., MTN
               7.30%, 02/02/98                                         1,401,603
  4,000,000    General Motors Acceptance Corp., MTN
               5.87%, 09/21/98*                                        3,998,027
  3,000,000    Green Tree Lease Finance, LLC, 1997-1, Series A1
               5.91%, 01/20/99                                         3,000,000
  6,000,000    New England Education Loan Marketing Corp., MTN
               6.14%, 09/18/98*                                        6,008,001
                                                                  --------------
                                                                      28,516,845
                                                                  --------------

               Commercial Banks - 3.37%
$ 3,800,000    Bank of Boston, Senior MTN
               5.82%, 04/22/98*                                        3,800,746
  2,500,000    First USA Bank, MTN
               5.98%, 04/28/98*                                        2,501,049
  1,500,000    Morgan (J.P.) & Co., Inc., Subordinated Note
               5.48%, 04/01/98                                         1,479,444
  1,000,000    Norwest Corp., Series G, Senior MTN
               6.00%, 10/13/98                                         1,000,558
                                                                  --------------
                                                                       8,781,797
                                                                  --------------

               Communication - 1.21%
  3,100,000    Nippon Telegraph and Telephone Corp.
               9.50%, 07/27/98                                         3,160,563
                                                                  --------------

               Retail - 0.98%
  1,000,000    Albertson's, Inc., Series A, MTN
               5.71%, 03/23/98                                           999,815
  1,525,000    Sears Roebuck & Co.
               9.25%, 04/15/98                                         1,537,203
                                                                  --------------
                                                                       2,537,018
                                                                  --------------

               Utilities - 0.85%
  1,000,000    Virginia Electric & Power Co., Series A
               9.38%, 06/01/98                                         1,012,177
  1,200,000    Virginia Electric & Power Co., Series E, MTN
               6.35%, 06/08/98                                         1,202,402
                                                                  --------------
                                                                       2,214,579
                                                                  --------------
               Total Corporate Notes and Bonds                        74,117,242
               (Cost $74,117,242)                                 --------------


U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 9.86%

               Federal National Mortgage Association - 4.18%
  5,000,000    5.44%, 02/04/98                                         4,974,311
  4,000,000    5.43%, 03/30/98                                         3,946,955
  1,000,000    5.55%, 05/07/98                                           980,575
  1,000,000    5.38%, 06/10/98                                           998,774
                                                                  --------------
                                                                      10,900,615
                                                                  --------------

               Federal Farm Credit Bank - 3.08%
  3,210,000    5.44%, 06/01/98                                         3,136,755
  3,026,000    5.34%, 06/25/98                                         2,947,450
  2,000,000    5.50%, 08/12/98                                         1,931,860
                                                                  --------------
                                                                       8,016,065
                                                                  --------------

               Federal Home Loan Mortgage Corp. - 1.61%
  1,930,000    5.24%, 01/30/98                                         1,921,852
  2,300,000    5.47%, 02/06/98                                         2,287,419
                                                                  --------------
                                                                       4,209,271
                                                                  --------------


                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                               Money Market Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------

                                                                        Value
  Par Value                                                            (Note 2)
--------------------------------------------------------------------------------

               Federal Home Loan Bank - 0.99%
$  2,000,000   5.40%, 02/11/98                                   $     1,987,700
     595,000   5.45%, 05/28/98                                           581,759
                                                                 ---------------
                                                                       2,569,459
                                                                 ---------------
               Total U.S. Government
               and Agency Obligations                                 25,695,410
               (Cost $25,695,410)                                ---------------

COMMERCIAL PAPER (A) - 35.00%

               Finance - 23.19%
   4,368,000   Bil North America
               5.60%, 01/09/98                                         4,362,564
   3,650,000   Budget Funding Corp.
               5.85%, 01/30/98                                         3,632,799
   4,000,000   Centre Square Funding Corp.
               5.67%, 01/20/98                                         3,988,030
     255,000   Ford Capital BV
               9.13%, 05/01/98                                           257,186
   4,000,000   General Electric Capital Corp.
               5.53%, 01/20/98                                         3,988,326
   1,000,000   General Electric Capital Corp.
               7.25%, 03/03/98                                         1,001,927
   9,100,000   Grand Metropolitan Capital Corp.
               5.54%, 01/07/98                                         9,091,598
   4,000,000   Jefferson Smurfit Finance Corp., Series B
               5.75%, 02/18/98                                         3,969,333
   5,000,000   Lexington Parker Capital Corp.
               5.93%, 01/21/98                                         4,983,528
     293,000   Lexington-Parker Capital Corp, LLC
               5.95%, 04/03/98                                           288,545
   2,500,000   National Rural Utilities Cooperative Finance Corp.
               5.55%, 02/13/98                                         2,483,427
   6,878,000   Pegasus Two, Ltd.
               5.86%, 03/18/98                                         6,792,912
   6,000,000   Sanyo Electric Finance Co.
               6.60%, 02/12/98                                         5,953,800
   1,500,000   Toshiba Capital Asia Corp.
               5.61%, 03/05/98                                         1,485,274
   1,096,000   Toshiba International Finance
               6.00%, 01/28/98                                         1,091,068
   1,084,000   Toshiba International Finance
               6.00%, 02/02/98                                         1,078,219
   6,000,000   Westpac Capital Corp.
               5.70%, 01/27/98                                         5,975,658
                                                                 ---------------
                                                                      60,424,194
                                                                 ---------------

               Consumer Goods - 3.25%
   2,500,000   PepsiCo, Inc.
               6.13%, 01/15/98                                         2,500,340
   6,000,000   Stanley Works
               5.58%, 02/04/98                                         5,968,380
                                                                 ---------------
                                                                       8,468,720
                                                                 ---------------

               Industry - 3.18%
     350,000   Archer-Daniels-Midland Co.
               6.20%, 01/22/98                                           348,775
   8,000,000   China International Marine Containers Group, Ltd.
               5.59%, 02/13/98                                         7,946,298
                                                                 ---------------
                                                                       8,295,073
                                                                 ---------------

               Rubber Fabricating - 2.67%
   7,000,000   Bridgestone/Firestone, Inc.
               7.35%, 01/27/98                                         6,962,842
                                                                 ---------------

               Energy - 1.94%
   5,160,000   Songs Fuel Co.
               5.62%, 05/19/98                                         5,048,836
                                                                 ---------------

               Utilities - 0.39%
   1,012,000   Idaho Power Co.
               6.05%, 01/23/98                                         1,008,258
                                                                 ---------------

               Commercial Bank - 0.38%
   1,000,000   First Union Corp.
               6.75%, 01/15/98                                         1,000,313
                                                                 ---------------
               Total Commercial Paper                                 91,208,236
               (Cost $91,208,236)                                ---------------


CERTIFICATES OF DEPOSIT - 15.54%

   2,500,000   Bankers Trust Co.
               5.92%, 07/17/98                                         2,499,615
   5,000,000   Barclays Bank Plc
               5.75%, 12/16/98                                         4,998,588
   5,000,000   Barclays Bank Plc
               5.73%, 04/16/98                                         4,999,792
   5,000,000   Corestates Bank of North America
               5.81%, 09/08/98                                         5,000,000
   3,000,000   Deutsche Bank AG
               5.95%, 10/26/98                                         2,998,836
   7,000,000   Sanwa Bank, Ltd., New York
               6.55%, 06/24/98                                         7,000,324
  10,000,000   Skandinaviska Enskilda Banken
               5.88%, 06/03/98                                        10,000,000
   3,000,000   Societe Generale
               5.97%, 09/15/98                                         3,000,202
                                                                 ---------------
               Total Certificates of Deposit                          40,497,357
               (Cost $40,497,357)                                ---------------





                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                               Money Market Fund
--------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1997
--------------------------------------------------------------------------------

                                                                        Value
 Par Value                                                             (Note 2)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 9.94%

$  8,000,000   First Union Repurchase Agreement
               5.88%, 1/2/98, Dated 12/03/97
               Repurchase Price $8,039,200
               (Collateralized by Heller Financial 6.39%,
               Due 5/25/05; Total Par $8,390,000;
               Market Value $8,494,928)                          $     8,000,000
  17,900,000   First Union Repurchase Agreement
               7.50%, 1/2/98, Dated 12/31/97
               Repurchase Price $17,907,458 (Collateralized by
               Green Tree Lease Finance 5.91%, due 1/20/99;
               Total Par $14,500,000 and Green Tree Lease
               Finance 6.20%, due 9/20/05; Total Par $3,860,000;
               Total Market Value of $19,253,880)                     17,900,000
                                                                 ---------------
               Total Repurchase Agreements                            25,900,000
               (Cost $25,900,000)                                ---------------

 Shares
-------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.47%

   1,236,333   State Street Bank Temporary Fund                  $     1,236,333
                                                                 ---------------
               Total Investment Company                                1,236,333
               (Cost $1,236,333)                                 ---------------

Total Investments - 99.25%                                           258,654,578
(Cost $258,654,578)                                              ---------------

Net Other Assets and Liabilities - 0.75%                               1,964,929
                                                                 ---------------
Net Assets - 100.00%                                             $   260,619,507
                                                                 ===============


-----------------------------------------------------
*        Variable rate security. The rate shown reflects rate currently in effect.
(A)      Effective yield at time of purchase.
(B)      Zero Coupon Bond. Rate shown reflects effective yield to maturity.
MTN      Medium Term Note


FEDERAL INCOME TAX INFORMATION (see Note 2)
At December 31, 1997, the aggregate cost of investment securities for tax purposes was $258,654,578.

As of December 31, 1997, the Portfolio had capital loss carryforwards which expire as follows: $347 in 2002; $144 in 2003; $35,977 in 2004; and $8,154 in
2005.

For the year ended December 31, 1997, the Portfolio has elected to defer $321 of capital losses attributable to Post-October Losses.

OTHER INFORMATION
The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

                       Moody's Ratings (Unaudited)

                        Aaa             89.50%
                        NR (Not Rated)  10.50
                                      --------
                                       100.00%
                                      ========



                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                           Allmerica Investment Trust
--------------------------------------------------------------------------------

            STATEMENTS OF ASSETS AND LIABILITIES . December 31, 1997
================================================================================


                                                                    Select           Select            Select            Select
                                                                  Aggressive         Capital      Value Opportunity   International
                                                                 Growth Fund    Appreciation Fund       Fund           Equity Fund
------------------------------------------------------------------------------------------------------------------------------------

ASSETS:
         Investments (Note 2):
                  Investments at cost ........................   $ 475,614,635    $ 199,853,488    $ 174,710,704     $ 363,178,910
                  Repurchase agreements at cost ..............              --               --               --                --
                  Net unrealized appreciation (depreciation)       127,325,268       41,276,184       27,041,607        31,272,139
                                                                 -------------    -------------    -------------     -------------
                           Total investments at value ........     602,939,903      241,129,672      201,752,311       394,451,049
         Cash ................................................          92,502           31,303          195,797                --
         Foreign currency
                  (Cost $106,252 and $1,892,070 respectively)
                  (Notes 2 and 7) ............................              --          106,217               --         1,625,229
         Short-term investments held as collateral
                   for securities loaned (Note 2) ............      43,514,100               --               --                --
         Receivable for investments sold .....................       3,087,825        4,945,897          994,132                --
         Receivable for shares sold ..........................         630,419          194,768           93,174           108,725
         Receivable for foreign currency sold ................              --          103,363               --                --
         Receivable for variation margin .....................              --               --               --                --
         Interest and dividend receivables ...................         209,728           58,024          243,237           531,794
         Deferred organizational expense (Note 2) ............              --            2,971               --                --
         Dividend tax reclaim receivables ....................              --            6,849               --           347,663
         Net unrealized appreciation on
                  forward currency contracts (Notes 2 and 8)                --           10,735               --         1,418,782
                                                                 -------------    -------------    -------------     -------------
                           Total Assets ......................     650,474,477      246,589,799      203,278,651       398,483,242
                                                                 -------------    -------------    -------------     -------------
LIABILITIES:
         Payable for investments purchased ...................       2,301,571        5,396,351          970,884                --
         Payable for foreign currency purchased ..............              --          433,692               --                --
         Payable for shares repurchased ......................              --               --               --           107,907
         Payable to Custodian ................................              --               --               --               337
         Collateral for Securities loaned ....................      43,514,100               --               --                --
         Advisory fee payable (Note 3) .......................         443,554          183,676          126,550           301,534
         Accrued expenses and other payables .................          92,091           50,530           42,101           158,149
                                                                 -------------    -------------    -------------     -------------
                           Total Liabilities .................      46,351,316        6,064,249        1,139,535           567,927
                                                                 -------------    -------------    -------------     -------------
NET ASSETS ...................................................   $ 604,123,161    $ 240,525,550    $ 202,139,116     $ 397,915,315
                                                                 =============    =============    =============     =============

NET ASSETS consist of
         Paid-in capital (Note 6) ............................   $ 478,722,159    $ 201,094,417    $ 174,292,436     $ 366,994,058
         Undistributed (distribution in excess of)
                  net investment income (loss) ...............              --          (10,735)          25,871         2,055,754
         Accumulated (distribution in excess of) net realized
                  gain (loss) on investments sold, foreign
                  currency transactions and futures contracts       (1,924,266)      (1,844,338)         779,202        (3,563,727)
         Net unrealized appreciation (depreciation) of
                  investments, assets and liabilities in
                  foreign currency and futures contracts .....     127,325,268       41,286,206       27,041,607        32,429,230
                                                                 -------------    -------------    -------------     -------------
TOTAL NET ASSETS .............................................   $ 604,123,161    $ 240,525,550    $ 202,139,116     $ 397,915,315
                                                                 =============    =============    =============     =============

Shares of beneficial interest outstanding
         (unlimited authorization, no par value) .............     271,561,208      141,678,833      124,351,330       296,715,707
NET ASSET VALUE,
         Offering and redemption price per share
         (Net Assets/Shares Outstanding) .....................   $       2.225    $       1.698    $       1.626     $       1.341
                                                                 =============    =============    =============     =============


                                   See Notes to Financial Statements.
                                   ---------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------


                                                                    Select                          Equity       Select Growth
                                                                    Growth         Growth           Index         and Income
                                                                     Fund           Fund             Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------

ASSETS:
         Investments (Note 2):
                  Investments at cost ........................  $ 384,683,313   $ 610,340,287   $ 206,787,708   $ 398,374,799
                  Repurchase agreements at cost ..............             --              --              --      15,000,000
                  Net unrealized appreciation (depreciation)       93,191,166     127,411,285      89,925,886      77,682,595
                                                                -------------   -------------   -------------   -------------
                           Total investments at value ........    477,874,479     737,751,572     296,713,594     491,057,394
         Cash ................................................             --         113,541             819             541
         Foreign currency
                  (Cost $106,252 and $1,892,070 respectively)
                  (Notes 2 and 7) ............................             --              --              --              --
         Short-term investments held as collateral
                   for securities loaned (Note 2) ............             --              --              --              --
         Receivable for investments sold .....................      2,217,070         391,427              --         825,482
         Receivable for shares sold ..........................        581,046           3,095         179,604         476,174
         Receivable for foreign currency sold ................             --              --              --              --
         Receivable for variation margin .....................             --              --           8,394              --
         Interest and dividend receivables ...................        778,327       1,626,259         413,410         975,607
         Deferred organizational expense (Note 2) ............             --              --              --              --
         Dividend tax reclaim receivables ....................             --              --              --              --
         Net unrealized appreciation on
                  forward currency contracts (Notes 2 and 8)               --              --              --              --
                                                                -------------   -------------   -------------   -------------
                           Total Assets ......................    481,450,922     739,885,894     297,315,821     493,335,198
                                                                -------------   -------------   -------------   -------------

LIABILITIES:
         Payable for investments purchased ...................     10,693,088      10,660,234              --      19,455,976
         Payable for foreign currency purchased ..............             --              --              --              --
         Payable for shares repurchased ......................             --         178,553              --              --
         Payable to Custodian ................................          8,660              --              --              --
         Collateral for Securities loaned ....................             --              --              --              --
         Advisory fee payable (Note 3) .......................        329,358         276,936          74,267         268,326
         Accrued expenses and other payables .................         63,843          91,349          50,950          58,402
                                                                -------------   -------------   -------------   -------------
                           Total Liabilities .................     11,094,949      11,207,072         125,217      19,782,704
                                                                -------------   -------------   -------------   -------------
NET ASSETS ...................................................  $ 470,355,973   $ 728,678,822   $ 297,190,604   $ 473,552,494
                                                                =============   =============   =============   =============

NET ASSETS consist of
         Paid-in capital (Note 6) ............................  $ 370,943,171   $ 593,966,796   $ 206,731,567   $ 394,435,915
         Undistributed (distribution in excess of)
                  net investment income (loss) ...............        100,512         135,198          94,775          66,666
         Accumulated (distribution in excess of) net realized
                  gain (loss) on investments sold, foreign
                  currency transactions and futures contracts       6,121,124       7,165,543         429,982       1,367,318
         Net unrealized appreciation (depreciation) of
                  investments, assets and liabilities in
                  foreign currency and futures contracts .....     93,191,166     127,411,285      89,934,280      77,682,595
                                                                -------------   -------------   -------------   -------------
TOTAL NET ASSETS .............................................  $ 470,355,973   $ 728,678,822   $ 297,190,604   $ 473,552,494
                                                                =============   =============   =============   =============

Shares of beneficial interest outstanding
         (unlimited authorization, no par value) .............    259,691,378     301,559,983     107,949,028     305,179,193
NET ASSET VALUE,
         Offering and redemption price per share
         (Net Assets/Shares Outstanding) .....................  $       1.811   $       2.416   $       2.753   $       1.552
                                                                =============   =============   =============   =============

                                                                      Select      Investment Grade   Government          Money
                                                                      Income          Income             Bond            Market
                                                                       Fund            Fund              Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------

ASSETS:
         Investments (Note 2):
                  Investments at cost ........................    $ 101,168,989    $ 185,001,701    $  54,469,323    $ 232,754,578
                  Repurchase agreements at cost ..............               --               --               --       25,900,000
                  Net unrealized appreciation (depreciation)          2,812,622        5,143,659          645,889               --
                                                                  -------------    -------------    -------------    -------------
                           Total investments at value ........      103,981,611      190,145,360       55,115,212      258,654,578
         Cash ................................................              147            2,481              822            8,350
         Foreign currency
                  (Cost $106,252 and $1,892,070 respectively)
                  (Notes 2 and 7) ............................               --               --               --               --
         Short-term investments held as collateral
                   for securities loaned (Note 2) ............               --               --               --               --
         Receivable for investments sold .....................          499,258           68,080        1,300,520               --
         Receivable for shares sold ..........................          721,524          127,031            7,884          459,451
         Receivable for foreign currency sold ................               --               --               --               --
         Receivable for variation margin .....................               --               --               --               --
         Interest and dividend receivables ...................        1,189,133        2,231,609          690,884        1,581,840
         Deferred organizational expense (Note 2) ............               --               --               --               --
         Dividend tax reclaim receivables ....................               --               --               --               --
         Net unrealized appreciation on
                  forward currency contracts (Notes 2 and 8)                 --               --               --               --
                                                                  -------------    -------------    -------------    -------------
                           Total Assets ......................      106,391,673      192,574,561       57,115,322      260,704,219
                                                                  -------------    -------------    -------------    -------------

LIABILITIES:
         Payable for investments purchased ...................        2,067,820        2,954,637        1,566,965               --
         Payable for foreign currency purchased ..............               --               --               --               --
         Payable for shares repurchased ......................               --               --            2,033               --
         Payable to Custodian ................................               --               --               --               --
         Collateral for Securities loaned ....................               --               --               --               --
         Advisory fee payable (Note 3) .......................           49,861           69,961           22,917           59,896
         Accrued expenses and other payables .................           20,621           47,303            9,932           24,816
                                                                  -------------    -------------    -------------    -------------
                           Total Liabilities .................        2,138,302        3,071,901        1,601,847           84,712
                                                                  -------------    -------------    -------------    -------------
NET ASSETS ...................................................    $ 104,253,371    $ 189,502,660    $  55,513,475    $ 260,619,507
                                                                  =============    =============    =============    =============

NET ASSETS consist of
         Paid-in capital (Note 6) ............................    $ 102,510,332    $ 185,755,659    $  57,515,235    $ 260,664,450
         Undistributed (distribution in excess of)
                  net investment income (loss) ...............              912           17,671            3,851               --
         Accumulated (distribution in excess of) net realized
                  gain (loss) on investments sold, foreign
                  currency transactions and futures contracts        (1,070,495)      (1,414,329)      (2,651,500)         (44,943)
         Net unrealized appreciation (depreciation) of
                  investments, assets and liabilities in
                  foreign currency and futures contracts .....        2,812,622        5,143,659          645,889               --
                                                                  -------------    -------------    -------------    -------------
TOTAL NET ASSETS .............................................    $ 104,253,371    $ 189,502,660    $  55,513,475    $ 260,619,507
                                                                  =============    =============    =============    =============

Shares of beneficial interest outstanding
         (unlimited authorization, no par value) .............      101,975,296      170,391,530       53,041,341      260,664,450
NET ASSET VALUE,
         Offering and redemption price per share
         (Net Assets/Shares Outstanding) .....................    $       1.022    $       1.112    $       1.047    $       1.000
                                                                  =============    =============    =============    =============

----------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------
          STATEMENTS OF OPERATIONS . For year ended December 31, 1997
================================================================================

                                                                   Select          Select         Select Value       Select
                                                                 Aggressive        Capital        Opportunity     International
                                                                Growth Fund   Appreciation Fund       Fund         Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest (Note 2) .......................................   $    562,840    $    808,189      $    548,560    $     99,405
   Dividends (Note 2) ......................................      2,163,467         612,518         2,115,127       8,955,151
   Less net foreign taxes withheld .........................             --         (34,960)               --      (1,244,474)
                                                               ------------    ------------      ------------    ------------
      Total investment income ..............................      2,726,307       1,385,747         2,663,687       7,810,082
                                                               ------------    ------------      ------------    ------------

EXPENSES
   Investment advisory fees (Notes 3 and 4) ................      4,850,649       1,813,444         1,433,016       3,258,876
   Custodian fees (Note 3) .................................         48,716          55,871            29,820         301,681
   Fund accounting fees (Note 3) ...........................         79,072          55,799            40,906          67,644
   Legal fees ..............................................          6,966             817             1,593             896
   Audit fees ..............................................         12,128          13,385             7,691          21,560
   Trustees' fees and expenses (Note 3) ....................         11,792           1,803             5,253          10,293
   Reports to shareholders .................................        241,993         136,844           123,156         253,542
   Amortization of organization costs (Note 2) .............             --           1,284                --              --
   Insurance ...............................................          1,378              --               735             711
   Miscellaneous ...........................................          6,596          10,619                --          24,733
                                                               ------------    ------------      ------------    ------------
      Total expenses before reductions and waiver ..........      5,259,290       2,089,866         1,642,170       3,939,936
      Less reductions (Note 5) .............................       (221,364)             --           (84,389)        (70,636)
      Less waiver (Notes 3 and 4) ..........................             --              --           (28,760)             --
                                                               ------------    ------------      ------------    ------------
      Total expenses net of reductions and waiver ..........      5,037,926       2,089,866         1,529,021       3,869,300
                                                               ------------    ------------      ------------    ------------
NET INVESTMENT INCOME (LOSS) ...............................     (2,311,619)       (704,119)        1,134,666       3,940,782
                                                               ------------    ------------      ------------    ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 2):
   Net realized gain (loss) on investments sold ............     38,455,043         895,552        26,736,121       7,636,009
   Net realized gain (loss) on futures contracts ...........             --              --                --              --
   Net realized gain (loss) on foreign currency transactions             --        (652,020)               --       7,017,386
   Net change in unrealized appreciation
   of assets and liabilities in foreign currency ...........             --         331,966                --          38,117
   Net change in unrealized appreciation (depreciation)
   of investments and futures contracts ....................     49,158,982      30,006,760         6,770,577      (6,543,277)
                                                               ------------    ------------      ------------    ------------

NET GAIN (LOSS) ON INVESTMENTS .............................     87,614,025      30,582,258        33,506,698       8,148,235
                                                               ------------    ------------      ------------    ------------

NET INCREASE IN NET
   ASSETS RESULTING FROM OPERATIONS ........................   $ 85,302,406    $ 29,878,139      $ 34,641,364    $ 12,089,017
                                                               ============    ============      ============    ============




                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                    Select                            Equity      Select Growth
                                                                    Growth           Growth            Index        and Income
                                                                     Fund             Fund             Fund            Fund
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest (Note 2) .......................................   $     744,197    $   3,164,577    $      28,577   $   1,783,707
   Dividends (Note 2) ......................................       3,876,793        9,663,452        4,132,107       6,379,645
   Less net foreign taxes withheld .........................              --               --               --              --
                                                               -------------    -------------    -------------   -------------
      Total investment income ..............................       4,620,990       12,828,029        4,160,684       8,163,352
                                                               -------------    -------------    -------------   -------------
EXPENSES
   Investment advisory fees (Notes 3 and 4) ................       2,959,723        2,840,683          705,708       2,807,177
   Custodian fees (Note 3) .................................          41,704           57,682           75,087          30,713
   Fund accounting fees (Note 3) ...........................          57,513          110,407           79,001          66,594
   Legal fees ..............................................           4,722           14,447              387           6,562
   Audit fees ..............................................          10,039            6,477            5,375           9,938
   Trustees' fees and expenses (Note 3) ....................           8,800            9,129            4,986          10,408
   Reports to shareholders .................................         163,201          197,363          121,406         144,649
   Amortization of organization costs (Note 2) .............              --               --               --              --
   Insurance ...............................................             478            3,483               19              --
   Miscellaneous ...........................................           9,042            1,547           14,278              --
                                                               -------------    -------------    -------------   -------------
      Total expenses before reductions and waiver ..........       3,255,222        3,241,218        1,006,247       3,076,041
      Less reductions (Note 5) .............................         (90,962)        (152,829)              --        (102,293)
      Less waiver (Notes 3 and 4) ..........................              --               --               --              --
                                                               -------------    -------------    -------------   -------------
      Total expenses net of reductions and waiver ..........       3,164,260        3,088,389        1,006,247       2,973,748
                                                               -------------    -------------    -------------   -------------
NET INVESTMENT INCOME (LOSS) ...............................       1,456,730        9,739,640        3,154,437       5,189,604
                                                               -------------    -------------    -------------   -------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 2):
   Net realized gain (loss) on investments sold ............      27,996,165      108,102,209        7,809,561      37,150,110
   Net realized gain (loss) on futures contracts ...........              --               --          314,143              --
   Net realized gain (loss) on foreign currency transactions              --               --               --              --
   Net change in unrealized appreciation
   of assets and liabilities in foreign currency ...........              --               --               --              --
   Net change in unrealized appreciation (depreciation)
   of investments and futures contracts ....................      68,270,952       24,921,710       49,226,053      33,411,977
                                                               -------------    -------------    -------------   -------------

NET GAIN (LOSS) ON INVESTMENTS .............................      96,267,117      133,023,919       57,349,757      70,562,087
                                                               -------------    -------------    -------------   -------------

NET INCREASE IN NET
   ASSETS RESULTING FROM OPERATIONS ........................   $  97,723,847    $ 142,763,559    $  60,504,194   $  75,751,691
                                                               =============    =============    =============   =============
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Select     Investment Grade     Government       Money
                                                                    Income          Income             Bond          Market
                                                                     Fund            Fund              Fund           Fund
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest (Note 2) .......................................   $   5,973,833    $  11,811,728    $   3,169,269   $  13,319,005
   Dividends (Note 2) ......................................         102,821          275,574           51,042         293,092
   Less net foreign taxes withheld .........................              --               --               --              --
                                                               -------------    -------------    -------------   -------------
      Total investment income ..............................       6,076,654       12,087,302        3,220,311      13,612,097
                                                               -------------    -------------    -------------   -------------

EXPENSES
   Investment advisory fees (Notes 3 and 4) ................         524,021          710,821          244,355         647,964
   Custodian fees (Note 3) .................................          12,758           30,272           16,582          42,720
   Fund accounting fees (Note 3) ...........................          55,502           50,572           28,747          57,184
   Legal fees ..............................................              --               --               --              --
   Audit fees ..............................................          10,740            7,100            6,512           2,688
   Trustees' fees and expenses (Note 3) ....................           2,474            2,425               --           5,869
   Reports to shareholders .................................          36,358           88,637           30,885          80,315
   Amortization of organization costs (Note 2) .............              --               --               --              --
   Insurance ...............................................             127               --               --              --
   Miscellaneous ...........................................              --               --               --              --
                                                               -------------    -------------    -------------   -------------
      Total expenses before reductions and waiver ..........         641,980          889,827          327,081         836,740
      Less reductions (Note 5) .............................              --               --               --              --
      Less waiver (Notes 3 and 4) ..........................              --               --               --              --
                                                               -------------    -------------    -------------   -------------
      Total expenses net of reductions and waiver ..........         641,980          889,827          327,081         836,740
                                                               -------------    -------------    -------------   -------------
NET INVESTMENT INCOME (LOSS) ...............................       5,434,674       11,197,475        2,893,230      12,775,357
                                                               -------------    -------------    -------------   -------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 2):
   Net realized gain (loss) on investments sold ............         418,192          207,211          (70,250)         (8,306)
   Net realized gain (loss) on futures contracts ...........              --               --               --              --
   Net realized gain (loss) on foreign currency transactions              --               --               --              --
   Net change in unrealized appreciation
   of assets and liabilities in foreign currency ...........              --               --               --              --
   Net change in unrealized appreciation (depreciation)
   of investments and futures contracts ....................       2,198,452        4,489,947          570,630              --
                                                               -------------    -------------    -------------   -------------

NET GAIN (LOSS) ON INVESTMENTS .............................       2,616,644        4,697,158          500,380          (8,306)
                                                               -------------    -------------    -------------   -------------

NET INCREASE IN NET
   ASSETS RESULTING FROM OPERATIONS ........................   $   8,051,318    $  15,894,633    $   3,393,610   $  12,767,051
                                                               =============    =============    =============   =============

--------------------------------------------------------

--------------------------------------------------------------------------------
                           Allmerica Investment Trust
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Select Aggressive                Select Capital
                                                                              Growth Fund                 Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Year Ended December 31,        Year Ended December 31,
                                                                           1997           1996            1997            1996
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of year ...................................  $ 407,442,033   $ 254,871,723   $ 142,680,240   $  41,376,035
                                                                     -------------   -------------   -------------   -------------

Increase in net assets resulting from operations:
         Net investment income (loss) .............................     (2,311,619)     (1,746,724)       (704,119)       (285,112)
         Net realized gain (loss) on investments sold and foreign
                  currency transactions ...........................     38,455,043      30,022,198         243,532      (2,941,327)
         Net change in unrealized appreciation (depreciation)
                  of investments and assets and liabilities in
                  foreign currency ................................     49,158,982      24,617,401      30,338,726       6,300,578
                                                                     -------------   -------------   -------------   -------------
         Net increase in net assets resulting
                  from operations .................................     85,302,406      52,892,875      29,878,139       3,074,139
                                                                     -------------   -------------   -------------   -------------

Distributions to shareholders from:
         Net investment income ....................................             --              --              --              --
         Distribution in excess of net investment income ..........             --              --              --              --
         Net realized gain on investments .........................    (45,241,565)    (27,969,046)             --        (283,116)
         Distribution in excess of net realized gain on investments     (1,941,087)             --              --              --
         Return of capital ........................................             --              --              --          (1,211)
                                                                     -------------   -------------   -------------   -------------
                  Total distributions .............................    (47,182,652)    (27,969,046)             --        (284,327)
                                                                     -------------   -------------   -------------   -------------

Capital share transactions:
         Net proceeds from sales of shares ........................    125,269,733     118,694,806      72,527,425      99,864,671
         Issued to shareholders in reinvestment of distributions ..     47,182,652      27,969,046              --         284,327
         Cost of shares repurchased ...............................    (13,891,011)    (19,017,371)     (4,560,254)     (1,634,605)
                                                                     -------------   -------------   -------------   -------------
                  Net increase from
                      capital share transactions ..................    158,561,374     127,646,481      67,967,171      98,514,393
                                                                     -------------   -------------   -------------   -------------
                  Total increase in net assets ....................    196,681,128     152,570,310      97,845,310     101,304,205
                                                                     -------------   -------------   -------------   -------------

NET ASSETS at end of year (including line A) ......................  $ 604,123,161   $ 407,442,033   $ 240,525,550   $ 142,680,240
                                                                     =============   =============   =============   =============


(A) Undistributed (distribution in excess of)
                  net investment income (loss) ....................  $          --   $          --   $     (10,735)  $      67,349
                                                                     =============   =============   =============   =============


OTHER INFORMATION:
Share transactions:
         Sold .....................................................     56,852,703      58,055,566      48,567,251      66,830,275
         Issued to shareholders in reinvestment of distributions ..     21,321,286      13,670,395              --         183,318
         Repurchased ..............................................     (6,666,252)     (9,614,883)     (2,995,066)     (1,127,407)
                                                                     -------------   -------------   -------------   -------------
                  Net increase in shares outstanding ..............     71,507,737      62,111,078      45,572,185      65,886,186
                                                                     =============   =============   =============   =============

------------------

                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                           Allmerica Investment Trust
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                              Select Value                Select International
                                                                            Opportunity Fund                 Equity Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Year Ended December 31,        Year Ended December 31,
                                                                           1997            1996           1997             1996
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of year ...................................  $ 113,968,577   $  64,574,553   $ 246,876,936   $ 104,312,134
                                                                     -------------   -------------   -------------   -------------

Increase in net assets resulting from operations:
         Net investment income (loss) .............................      1,134,666         782,305       3,940,782       2,064,136
         Net realized gain (loss) on investments sold and foreign
                  currency transactions ...........................     26,736,121       5,770,562      14,653,395       4,719,958
         Net change in unrealized appreciation (depreciation)
                  of investments and assets and liabilities in
                  foreign currency ................................      6,770,577      14,617,015      (6,505,160)     29,610,329
                                                                     -------------   -------------   -------------   -------------
         Net increase in net assets resulting
                  from operations .................................     34,641,364      21,169,882      12,089,017      36,394,423
                                                                     -------------   -------------   -------------   -------------

Distributions to shareholders from:
         Net investment income ....................................     (1,108,795)       (783,366)     (5,221,780)     (2,205,116)
         Distribution in excess of net investment income ..........             --              --      (3,846,390)     (2,413,338)
         Net realized gain on investments .........................    (26,701,347)     (4,985,294)    (12,587,981)       (540,596)
         Distribution in excess of net realized gain on investments             --              --              --              --
         Return of capital ........................................             --              --              --              --
                                                                     -------------   -------------   -------------   -------------
                  Total distributions .............................    (27,810,142)     (5,768,660)    (21,656,151)     (5,159,050)
                                                                     -------------   -------------   -------------   -------------
Capital share transactions:
         Net proceeds from sales of shares ........................     54,786,863      31,326,184     156,120,845     111,783,820
         Issued to shareholders in reinvestment of distributions ..     27,810,142       5,768,660      21,656,151       5,159,050
         Cost of shares repurchased ...............................     (1,257,688)     (3,102,042)    (17,171,483)     (5,613,441)
                                                                     -------------   -------------   -------------   -------------
                  Net increase from
                      capital share transactions ..................     81,339,317      33,992,802     160,605,513     111,329,429
                                                                     -------------   -------------   -------------   -------------
                  Total increase in net assets ....................     88,170,539      49,394,024     151,038,379     142,564,802
                                                                     -------------   -------------   -------------   -------------

NET ASSETS at end of year (including line A) ......................  $ 202,139,116   $ 113,968,577   $ 397,915,315   $ 246,876,936
                                                                     =============   =============   =============   =============


(A) Undistributed (distribution in excess of)
                  net investment income (loss) ....................  $      25,871   $          --   $   2,055,754   $     180,441
                                                                     =============   =============   =============   =============


OTHER INFORMATION:
Share transactions:
         Sold .....................................................     32,572,823      21,714,353     110,807,769      91,002,428
         Issued to shareholders in reinvestment of distributions ..     17,083,671       3,817,804      15,986,697       3,819,374
         Repurchased ..............................................       (753,802)     (2,237,893)    (12,167,111)     (4,536,939)
                                                                     -------------   -------------   -------------   -------------
                  Net increase in shares outstanding ..............     48,902,692      23,294,264     114,627,355      90,284,863
                                                                     =============   =============   =============   =============



----------------------------------------------------------------------------------------------------------------------------------
                                                                               Select Growth
                                                                                  Fund                         Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                         Year Ended December 31,         Year Ended December 31,
                                                                          1997            1996             1997          1996
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of year ...................................  $ 228,551,251   $ 143,124,686   $ 556,750,605   $ 444,870,953
                                                                     -------------   -------------   -------------   -------------

Increase in net assets resulting from operations:
         Net investment income (loss) .............................      1,456,730         668,264       9,739,640      10,150,991
         Net realized gain (loss) on investments sold and foreign
                  currency transactions ...........................     27,996,165      38,302,869     108,102,209      60,695,723
         Net change in unrealized appreciation (depreciation)
                  of investments and assets and liabilities in
                  foreign currency ................................     68,270,952      (4,304,728)     24,921,710      21,064,610
                                                                     -------------   -------------   -------------   -------------
         Net increase in net assets resulting
                  from operations .................................     97,723,847      34,666,405     142,763,559      91,911,324
                                                                     -------------   -------------   -------------   -------------


Distributions to shareholders from:
         Net investment income ....................................     (1,356,218)       (671,407)     (9,604,442)    (10,182,273)
         Distribution in excess of net investment income ..........             --              --              --              --
         Net realized gain on investments .........................    (23,994,275)    (32,240,794)   (117,671,041)    (49,801,860)
         Distribution in excess of net realized gain on investments             --              --              --              --
         Return of capital ........................................             --              --              --              --
                                                                     -------------   -------------   -------------   -------------
                  Total distributions .............................    (25,350,493)    (32,912,201)   (127,275,483)    (59,984,133)
                                                                     -------------   -------------   -------------   -------------

Capital share transactions:
         Net proceeds from sales of shares ........................    148,447,611      59,903,208      45,743,350      37,725,612
         Issued to shareholders in reinvestment of distributions ..     25,350,493      32,912,201     127,275,483      59,984,133
         Cost of shares repurchased ...............................     (4,366,736)     (9,143,048)    (16,578,692)    (17,757,284)
                                                                     -------------   -------------   -------------   -------------
                  Net increase from
                      capital share transactions ..................    169,431,368      83,672,361     156,440,141      79,952,461
                                                                     -------------   -------------   -------------   -------------
                  Total increase in net assets ....................    241,804,722      85,426,565     171,928,217     111,879,652
                                                                     -------------   -------------   -------------   -------------

NET ASSETS at end of year (including line A) ......................  $ 470,355,973   $ 228,551,251   $ 728,678,822   $ 556,750,605
                                                                     =============   =============   =============   =============


(A) Undistributed (distribution in excess of)
                  net investment income (loss) ....................  $     100,512   $          --   $     135,198   $     (90,261)
                                                                     =============   =============   =============   =============


OTHER INFORMATION:
Share transactions:
         Sold .....................................................     88,503,345      38,406,099      17,276,989      16,203,094
         Issued to shareholders in reinvestment of distributions ..     14,088,744      23,015,341      51,825,501      25,711,571
         Repurchased ..............................................     (2,710,693)     (6,129,428)     (6,221,846)     (7,659,186)
                                                                     -------------   -------------   -------------   -------------
                  Net increase in shares outstanding ..............     99,881,396      55,292,012      62,880,644      34,255,479
                                                                     =============   =============   =============   =============

-----------------------------------------------------------

--------------------------------------------------------------------------------
                           Allmerica Investment Trust
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Equity Index                 Select Growth and
                                                                                   Fund                        Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Year Ended December 31,         Year Ended December 31,
                                                                          1997              1996          1997              1996
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of year ..................................... $ 151,129,661   $  90,888,716   $ 295,637,987   $ 191,610,000
                                                                      -------------   -------------  --------------   -------------
Increase in net assets resulting from operations:
         Net investment income ......................................     3,154,437       2,095,474       5,189,604       3,415,490
         Net realized gain (loss) on investments sold
                  and futures contracts .............................     8,123,704       2,559,793      37,150,110      22,150,624
         Net change in unrealized appreciation
                  (depreciation) of investments and futures contracts    49,226,053      19,381,336      33,411,977      20,168,372
                                                                      -------------   -------------  --------------   -------------
         Net increase in net assets resulting
                  from operations ...................................    60,504,194      24,036,603      75,751,691      45,734,486
                                                                      -------------   -------------  --------------   -------------

Distributions to shareholders from:
         Net investment income ......................................    (3,062,476)     (2,092,660)     (5,132,576)     (3,430,862)
         Distribution in excess of net investment income ............            --              --              --              --
         Net realized gain on investments ...........................    (7,995,243)     (2,189,067)    (40,365,847)    (21,071,408)
                                                                      -------------   -------------  --------------   -------------
                  Total distributions ...............................   (11,057,719)     (4,281,727)    (45,498,423)    (24,502,270)
                                                                      -------------   -------------  --------------   -------------

Capital share transactions:
         Net proceeds from sales of shares ..........................    89,175,027      49,502,418     106,417,562      64,430,859
         Issued to shareholders in reinvestment of distributions ....    11,057,719       4,281,727      45,498,423      24,502,270
         Cost of shares repurchased .................................    (3,618,278)    (13,298,076)     (4,254,746)     (6,137,358)
                                                                      -------------   -------------  --------------   -------------
                  Net increase from
                      capital share transactions ....................    96,614,468      40,486,069     147,661,239      82,795,771
                                                                      -------------   -------------  --------------   -------------
                  Total increase in net assets ......................   146,060,943      60,240,945     177,914,507     104,027,987
                                                                      -------------   -------------  --------------   -------------

NET ASSETS at end of year (including line A) ........................ $ 297,190,604   $ 151,129,661   $ 473,552,494   $ 295,637,987
                                                                      =============   =============  ==============   =============

(A) Undistributed (distributions in excess of)
                  net investment income (loss) ...................... $      94,775   $       2,814   $      66,666   $          --
                                                                      =============   =============  ==============   =============

OTHER INFORMATION:
Share transactions:
         Sold .......................................................    35,527,439      24,895,979      68,176,573      46,390,568
         Issued to shareholders in reinvestment of distributions ....     4,100,443       2,041,373      29,288,180      17,558,493
         Repurchased ................................................    (1,473,055)     (6,883,771)     (2,756,863)     (4,557,725)
                                                                      -------------   -------------  --------------   -------------
                  Net increase in shares outstanding ................    38,154,827      20,053,581      94,707,890      59,391,336
                                                                      =============   =============  ==============   =============

                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                          ALLMERICA INVESTMENT TRUST
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Select                     Investment Grade
                                                                               Income Fund                     Income Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Year Ended December 31,        Year Ended December 31,
                                                                          1997              1996         1997              1996
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of year ..................................... $  77,498,343   $  60,368,094   $ 157,327,230   $ 141,625,380
                                                                      -------------   -------------  --------------   -------------

Increase in net assets resulting from operations:
         Net investment income ......................................     5,434,674       4,174,976      11,197,475       9,688,573
         Net realized gain (loss) on investments sold
                  and futures contracts .............................       418,192        (403,808)        207,211         432,085
         Net change in unrealized appreciation
                  (depreciation) of investments and futures contracts     2,198,452      (1,278,063)      4,489,947      (4,620,200)
                                                                      -------------   -------------  --------------   -------------
         Net increase in net assets resulting
                  from operations ...................................     8,051,318       2,493,105      15,894,633       5,500,458
                                                                      -------------   -------------  --------------   -------------
Distributions to shareholders from:
         Net investment income ......................................    (5,484,355)     (4,174,976)    (11,253,260)     (9,688,573)
         Distribution in excess of net investment income ............       (43,370)        (12,684)         (8,726)        (34,833)
         Net realized gain on investments ...........................            --              --              --              --
                                                                      -------------   -------------  --------------   -------------
                  Total distributions ...............................    (5,527,725)     (4,187,660)    (11,261,986)     (9,723,406)
                                                                      -------------   -------------  --------------   -------------

Capital share transactions:
         Net proceeds from sales of shares ..........................    23,119,346      18,835,110      27,269,591      19,642,102
         Issued to shareholders in reinvestment of distributions ....     5,527,725       4,187,660      11,261,986       9,723,406
         Cost of shares repurchased .................................    (4,415,636)     (4,197,966)    (10,988,794)     (9,440,710)
                                                                      -------------   -------------  --------------   -------------
                  Net increase from
                      capital share transactions ....................    24,231,435      18,824,804      27,542,783      19,924,798
                                                                      -------------   -------------  --------------   -------------
                  Total increase in net assets ......................    26,755,028      17,130,249      32,175,430      15,701,850
                                                                      -------------   -------------  --------------   -------------

NET ASSETS at end of year (including line A) ........................ $ 104,253,371   $  77,498,343   $ 189,502,660   $ 157,327,230
                                                                      =============   =============  ==============   =============

(A) Undistributed (distributions in excess of)
                  net investment income (loss) ...................... $         912   $      50,180   $      17,671   $      44,163
                                                                      =============   =============  ==============   =============

OTHER INFORMATION:
Share transactions:
         Sold .......................................................    22,956,886      18,891,416      24,928,465      18,013,400
         Issued to shareholders in reinvestment of distributions ....     5,530,969       4,249,588      10,340,066       9,040,646
         Repurchased ................................................    (4,382,183)     (4,232,440)    (10,070,180)     (8,682,856)
                                                                      -------------   -------------  --------------   -------------
                  Net increase in shares outstanding ................    24,105,672      18,908,564      25,198,351      18,371,190
                                                                      =============   =============  ==============   =============


----------------------------------------------------------------------------------------------------------------------------------
                                                                               Government                     Money Market
                                                                                Bond Fund                         Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                          Year Ended December 31,        Year Ended December 31,
                                                                          1997              1996         1997              1996
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of year ..................................... $  46,395,931   $  45,778,124  $  217,255,732   $ 155,211,174
                                                                      -------------   -------------  --------------   -------------

Increase in net assets resulting from operations:
         Net investment income ......................................     2,893,230       2,779,448      12,775,357       9,613,835
         Net realized gain (loss) on investments sold
                  and futures contracts .............................       (70,250)       (507,714)         (8,306)        (35,900)
         Net change in unrealized appreciation
                  (depreciation) of investments and futures contracts       570,630        (764,938)             --              --
                                                                      -------------   -------------  --------------   -------------
         Net increase in net assets resulting
                  from operations ...................................     3,393,610       1,506,796      12,767,051       9,577,935
                                                                      -------------   -------------  --------------   -------------

Distributions to shareholders from:
         Net investment income ......................................    (2,898,327)     (2,778,718)    (12,775,357)     (9,613,835)
         Distribution in excess of net investment income ............            --              --              --              --
         Net realized gain on investments ...........................            --              --              --              --
                                                                      -------------   -------------  --------------   -------------
                  Total distributions ...............................    (2,898,327)     (2,778,718)    (12,775,357)     (9,613,835)
                                                                      -------------   -------------  --------------   -------------

Capital share transactions:
         Net proceeds from sales of shares ..........................    13,847,253      12,572,808     198,110,523     189,973,951
         Issued to shareholders in reinvestment of distributions ....     2,898,327       2,778,718      12,775,357       9,613,835
         Cost of shares repurchased .................................    (8,123,319)    (13,461,797)   (167,513,799)   (137,507,328)
                                                                      -------------   -------------  --------------   -------------
                  Net increase from
                      capital share transactions ....................     8,622,261       1,889,729      43,372,081      62,080,458
                                                                      -------------   -------------  --------------   -------------
                  Total increase in net assets ......................     9,117,544         617,807      43,363,775      62,044,558
                                                                      -------------   -------------  --------------   -------------

NET ASSETS at end of year (including line A) ........................ $  55,513,475   $  46,395,931  $  260,619,507   $ 217,255,732
                                                                      =============   =============  ==============   =============

(A) Undistributed (distributions in excess of)
                  net investment income (loss) ...................... $       3,851   $       5,998  $           --   $          --
                                                                      =============   =============  ==============   =============

OTHER INFORMATION:
Share transactions:
         Sold .......................................................    13,257,977      11,938,486     198,110,523     189,973,951
         Issued to shareholders in reinvestment of distributions ....     2,800,609       2,690,564      12,775,357       9,613,835
         Repurchased ................................................    (7,819,671)    (12,948,203)   (167,513,799)   (137,507,328)
                                                                      -------------   -------------  --------------   -------------
                  Net increase in shares outstanding ................     8,238,915       1,680,847      43,372,081      62,080,458
                                                                      =============   =============  ==============   =============


--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------

      FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Year
--------------------------------------------------------------------------------

                                   Income from Investment Operations          Less Distributions
                    --------------------------------------------------------- ------------------

                                                   Net Realized
                           Net                         and
                          Asset                     Unrealized                      Dividends
                          Value            Net      Gain (Loss)    Total from        from Net
  Year Ended            Beginning      Investment       on         Investment       Investment
  December 31,           of Year        Income/(2)/ Investments    Operations         Income
  -----------         -------------  ------------- -------------  ------------     ------------
Select Aggressive
  Growth Fund/(1)/
     1997             $     2.037      $ (0.009)      $ 0.387      $ 0.378           $   --
     1996                   1.848        (0.009)        0.351        0.342               --
     1995                   1.397        (0.001)        0.452        0.451               --
     1994                   1.431        (0.002)       (0.032)      (0.034)              --
     1993                   1.197         0.001         0.234        0.235           (0.001)
     1992                   1.000         0.001         0.197        0.198           (0.001)
  Select Capital
Appreciation Fund/(1)/
     1997                   1.485       (0.005)         0.218        0.213               --
     1996                   1.369       (0.003)         0.124        0.121               --
     1995                   1.000       (0.001)         0.397        0.396               --
  Select Value
Opportunity Fund/(1)/
     1997                   1.511        0.010          0.364        0.374           (0.010)
     1996                   1.238        0.011          0.342        0.353           (0.011)
     1995                   1.089        0.009          0.183        0.192           (0.009)
     1994                   1.170        0.005         (0.081)      (0.076)          (0.005)
     1993                   1.000        0.002          0.176        0.178           (0.002)
Select International
   Equity Fund/(1)/
     1997                   1.356        0.015          0.049        0.064           (0.019)
     1996                   1.136        0.011          0.238        0.249           (0.012)
     1995                   0.963        0.013          0.176        0.189           (0.011)
     1994                   1.000        0.003         (0.038)      (0.035)          (0.001)
Select Growth Fund/(1)/
     1997                   1.430        0.006          0.480        0.486           (0.006)
     1996                   1.369        0.005          0.297        0.302           (0.005)
     1995                   1.099           --          0.270        0.270               --
     1994                   1.119        0.003         (0.020)      (0.017)          (0.003)
     1993                   1.111        0.001          0.008        0.009           (0.001)
     1992                   1.000        0.001          0.111        0.112           (0.001)

                                    Less Distributions
                        ------------------------------------------
                                                                                         Net
                        Distributions                                                 Increase
                          from Net                                                   (Decrease)
                          Realized     Distributions                                     in
  Year Ended               Capital          in          Return of        Total        Net Asset
  December 31,              Gains         Excess         Capital     Distributions      Value
  -----------           -------------- -------------  ------------  --------------- -------------
Select Aggressive
  Growth Fund/(1)/
     1997                $ (0.182)     $ (0.008)/(3)/    $   --        $ (0.190)       $  0.188
     1996                  (0.153)           --              --          (0.153)          0.189
     1995                      --            --              --              --           0.451
     1994                      --            --              --              --          (0.034)
     1993                      --            --              --          (0.001)          0.234
     1992                      --            --              --          (0.001)          0.197
  Select Capital
Appreciation Fund/(1)/
     1997                      --            --              --              --           0.213
     1996                  (0.005)           --              --          (0.005)          0.116
     1995                  (0.027)           --              --          (0.027)          0.369
  Select Value
Opportunity Fund/(1)/
     1997                  (0.249)           --              --          (0.259)          0.115
     1996                  (0.069)           --              --          (0.080)          0.273
     1995                  (0.033)       (0.001)/(3)/        --          (0.043)          0.149
     1994                      --            --              --          (0.005)         (0.081)
     1993                  (0.006)           --              --          (0.008)          0.170
Select International
   Equity Fund/(1)/
     1997                  (0.046)       (0.014)/(4)/        --          (0.079)         (0.015)
     1996                  (0.003)       (0.014)/(4)/        --          (0.029)          0.220
     1995                  (0.005)           --              --          (0.016)          0.173
     1994                  (0.001)           --              --          (0.002)         (0.037)
Select Growth Fund/(1)/
     1997                  (0.099)           --              --          (0.105)          0.381
     1996                  (0.236)           --              --          (0.241)          0.061
     1995                      --            --              --              --           0.270
     1994                      --            --              --          (0.003)         (0.020)
     1993                      --            --              --          (0.001)          0.008
     1992                      --            --              --          (0.001)          0.111
     -----------------------------------------------------------------------------------

*    Annualized
**   Not Annualized
(A)  Including reimbursements, waivers, and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(C)  Excluding reimbursements and reductions.
(D) For fiscal years beginning on or after September 1, 1995, a Portfolio is required to disclose its average commission rate per share for trades for which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(1) The Select Aggressive Growth Fund commenced operations on August 21, 1992. The Select Capital Appreciation Fund commenced operations on April 28, 1995. The Select Value Opportunity Fund (formerly the Small-Mid Cap Value
     Fund) commenced operations on April 30, 1993 and changed investment sub-adviser on January 1, 1997. The Select International Equity Fund commenced operations on May 2, 1994. The Select Growth Fund commenced operations on August 21,1992 and changed investment sub-adviser on July 1, 1996.
(2) Net investment income per share before reimbursement of fees by the investment adviser or reductions were $(0.010) in 1997, $0.000 in 1993 and $(0.001) in 1992 for Select Aggressive Growth Fund; $(0.001) in 1995 for Select Capital Appreciation Fund; $0.009 in 1997, $0.010 in 1996, $0.005 in 1994 and $(0.001) in 1993 for Select Value Opportunity Fund; $0.015 in 1997, $0.011 in 1996 and $0.002 in 1994 for Select International Equity Fund; and $0.006 in 1997, $0.005 in 1996, $0.001 in 1993 and $0.000 in 1992
     for Select Growth Fund.
(3)  Distributions in excess of net realized capital gains.
(4)  Distributions in excess of net investment income.


                      See Notes to Financial Statements.
F-46                  ---------------------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------


                           Ratios/Supplemental Data
         ------------------------------------------------------------
                         Ratios To Average Net Assets
                   ----------------------------------------

                           Net Asset           Net Assets
                             Value               End of         Net
  Year Ended                End of       Total    Year       Investment         Operating Expenses
  December 31,               Year       Return   (000's)       Income          (A)      (B)      (C)
  -----------             ----------- --------- ---------   -------------    -------  -------  -------
Select Aggressive
  Growth Fund(1)
     1997                  $  2.225     18.71%   $ 604,123      (0.45)%        0.99%    1.04%    1.04%
     1996                     2.037     18.55%     407,442      (0.53)%        1.08%    1.08%    1.08%
     1995                     1.848     32.28%     254,872      (0.07)%        1.09%      --     1.09%
     1994                     1.397     (2.31)%    136,573      (0.21)%        1.16%      --     1.16%
     1993                     1.431     19.51%      66,251       0.10%         1.19%      --     1.23%
     1992                     1.197     19.85%**     9,270       0.34%*        1.35%*     --     1.88%*
  Select Capital
Appreciation Fund(1)
     1997                     1.698     14.28%     240,526      (0.38)%        1.13%    1.13%    1.13%
     1996                     1.485      8.80%     142,680      (0.32)%        1.13%    1.13%    1.13%
     1995                     1.369     39.56%**    41,376      (0.25)%*       1.35%*     --     1.42%*
  Select Value
Opportunity Fund(1)
     1997                     1.626     24.85%     202,139       0.73%         0.98%    1.04%    1.06%
     1996                     1.511     28.53%     113,969       0.91%         0.95%    0.97%    0.97%
     1995                     1.238     17.60%      64,575       0.86%         1.01%      --     1.01%
     1994                     1.089     (6.51)%     41,342       0.64%         1.08%      --     1.09%
     1993                     1.170     17.74%**    12,731       0.52%*        1.22%*     --     2.03%*
Select International
   Equity  Fund(1)
     1997                     1.341      4.65%     397,915       1.17%         1.15%    1.17%    1.17%
     1996                     1.356     21.94%     246,877       1.22%         1.20%    1.23%    1.23%
     1995                     1.136     19.63%     104,312       1.68%         1.24%      --     1.24%
     1994                     0.963     (3.49)%**   40,498       0.87%*        1.50%*     --     1.78%*
Select Growth Fund(1)
     1997                     1.811     34.06%     470,356       0.42%         0.91%    0.93%    0.93%
     1996                     1.430     22.02%     228,551       0.38%         0.92%    0.93%    0.93%
     1995                     1.369     24.59%     143,125       0.02%         0.97%      --     0.97%
     1994                     1.099     (1.49)%     88,263       0.37%         1.03%      --     1.03%
     1993                     1.119      0.84%      53,854       0.15%         1.05%      --     1.08%
     1992                     1.111     11.25%**     9,308       0.40%*        1.20%*     --     1.72%*




                                                Portfolio     Average
  Year Ended                 Management Fee     Turnover    Commissions
  December 31,              Gross        Net      Rate        Rate(D)
  ------------             -------      -----  ----------- -------------
Select Aggressive
  Growth Fund(1)
     1997                   0.95%       0.95%        95%        $  0.0617
     1996                   1.00%       1.00%       113%           0.0597
     1995                   1.00%       1.00%       104%               --
     1994                   1.00%       1.00%       100%               --
     1993                   1.00%       0.96%        76%               --
     1992                    N/A         N/A         33%               --
  Select Capital
Appreciation Fund(1)
     1997                   0.98%       0.98%       133%           0.0444
     1996                   1.00%       1.00%        98%           0.0414
     1995                   1.00%*      0.93%*       95%               --
  Select Value
Opportunity Fund(1)
     1997                   0.92%       0.90%       110%           0.0587
     1996                   0.85%       0.85%        20%           0.0497
     1995                   0.85%       0.85%        17%               --
     1994                   0.85%       0.84%         4%               --
     1993                   0.85%*      0.04%*        8%               --
Select International
   Equity  Fund(1)
     1997                   0.97%       0.97%        20%           0.0229
     1996                   1.00%       1.00%        18%           0.0248
     1995                   1.00%       1.00%        24%               --
     1994                   1.00%*      0.72%*       19%               --
Select Growth Fund(1)
     1997                   0.85%       0.85%        75%           0.0470
     1996                   0.85%       0.85%       159%           0.0457
     1995                   0.85%       0.85%        51%               --
     1994                   0.85%       0.85%        55%               --
     1993                   0.85%       0.82%        65%               --
     1992                    N/A         N/A          3%               --

                      See Notes to Financial Statements.
--------------------------------------------------------                    F-47

--------------------------------------------------------------------------------
                           Allmerica Investment Trust
--------------------------------------------------------------------------------

      FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Year
--------------------------------------------------------------------------------


                             Income from Investment Operations
                  ----------------------------------------------------

                                             Net Realized
                       Net                      and
                      Asset                  Unrealized
                      Value        Net       Gain (Loss)    Total from
 Year Ended         Beginning   Investment       on         Investment
 December 31,        of Year    Income/(2)/  Investments    Operations
------------       ----------- ------------ -------------  -----------

Growth Fund/(1)/
    1997           $   2.333   $  0.039     $   0.540      $   0.579
    1996               2.176      0.047         0.386          0.433
    1995               1.814      0.049         0.539          0.588
    1994               1.939      0.043        (0.041)         0.002
    1993               2.034      0.039         0.095          0.134
    1992               1.976      0.034         0.105          0.139
    1991               1.471      0.038         0.548          0.586
    1990               1.558      0.041        (0.047)        (0.006)
    1989               1.308      0.043         0.289          0.332
    1988               1.147      0.037         0.200          0.237
Equity Index Fund/(1)/
    1997               2.165      0.034         0.664          0.698
    1996               1.827      0.035         0.370          0.405
    1995               1.468      0.035         0.474          0.509
    1994               1.505      0.033        (0.018)         0.015
    1993               1.409      0.032         0.102          0.134
    1992               1.354      0.030         0.066          0.096
    1991               1.080      0.032         0.279          0.311
    1990               1.000      0.009         0.080          0.089
Select Growth and
 Income Fund/(1)/
    1997               1.405      0.020         0.293          0.313
    1996               1.268      0.020         0.246          0.266
    1995               1.027      0.019         0.290          0.309
    1994               1.069      0.025        (0.018)         0.007
    1993               0.990      0.023         0.079          0.102
    1992               1.000      0.008        (0.009)        (0.001)

Select Income Fund/(1)/
    1997               0.995      0.060         0.028          0.088
    1996               1.024      0.061        (0.029)         0.032
    1995               0.930      0.060         0.095          0.155
    1994               1.035      0.055        (0.105)        (0.050)
    1993               0.988      0.052         0.055          0.107
    1992               1.000      0.018        (0.012)         0.006


                          Less Distributions
                -------------------------------------------------

                           Distributions
                Dividends    from Net
                from Net    Realized      Distributions
 Year Ended    Investment    Capital           in       Return of
December 31,     Income       Gains          Excess      Capital
-----------    ----------  ------------ --------------- ---------

Growth Fund/(1)/
    1997       $  (0.038)  $ (0.458)    $     --        $   --
    1996          (0.048)    (0.228)          --            --
    1995          (0.049)    (0.177)          --            --
    1994          (0.043)    (0.084)          --            --
    1993          (0.039)    (0.180)          --        (0.010)
    1992          (0.034)    (0.047)          --            --
    1991          (0.039)    (0.042)          --            --
    1990          (0.041)    (0.040)          --            --
    1989          (0.046)    (0.036)          --            --
    1988          (0.037)    (0.039)          --            --
Equity Index Fund/(1)/
    1997          (0.033)    (0.077)          --            --
    1996          (0.035)    (0.032)          --            --
    1995          (0.035)    (0.047)      (0.002)(3)    (0.066)
    1994          (0.033)    (0.019)          --            --
    1993          (0.031)    (0.007)          --            --
    1992          (0.031)    (0.010)          --            --
    1991          (0.032)    (0.005)          --            --
    1990          (0.009)       --            --            --
Select Growth and
  Income Fund/(1)/
    1997          (0.020)    (0.146)          --            --
    1996          (0.020)    (0.109)          --            --
    1995          (0.019)    (0.049)          --            --
    1994          (0.025)    (0.017)      (0.007)(3)        --
    1993          (0.023)        --           --            --
    1992          (0.008)    (0.001)          --            --

Select Income Fund/(1)/
    1997          (0.061)        --           --            --
    1996          (0.061)        --           --            --
    1995          (0.060)        --       (0.001)(4)        --
    1994          (0.055)        --           --            --
    1993          (0.052)    (0.008)          --            --
    1992          (0.018)        --           --            --


                                      Net
                                   Increase
                                  (Decrease)
                                      in
 Year Ended             Total      Net Asset
December 31,         Distributions  Value
-----------          ------------- -------

Growth Fund/(1)/
    1997             $ (0.496)     $ 0.083
    1996               (0.276)       0.157
    1995               (0.226)       0.362
    1994               (0.127)      (0.125)
    1993               (0.229)      (0.095)
    1992               (0.081)       0.058
    1991               (0.081)       0.505
    1990               (0.081)      (0.087)
    1989               (0.082)       0.250
    1988               (0.076)       0.161
Equity Index Fund/(1)/
    1997               (0.110)       0.588
    1996               (0.067)       0.338
    1995               (0.150)       0.359
    1994               (0.052)      (0.037)
    1993               (0.038)       0.096
    1992               (0.041)       0.055
    1991               (0.037)       0.274
    1990               (0.009)       0.080
Select Growth and
  Income Fund/(1)/
    1997               (0.166)       0.147
    1996               (0.129)       0.137
    1995               (0.068)       0.241
    1994               (0.049)      (0.042)
    1993               (0.023)       0.079
    1992               (0.009)      (0.010)

Select Income Fund/(1)/
    1997               (0.061)       0.027
    1996               (0.061)      (0.029)
    1995               (0.061)       0.094
    1994               (0.055)      (0.105)
    1993               (0.060)       0.047
    1992               (0.018)      (0.012)

--------------------------------------------
 *   Annualized
**   Not Annualized
(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(C)  Excluding reimbursements and reductions.
(D) For fiscal years beginning on or after September 1, 1995, a Portfolio is required to disclose its average commission rate per share for trades for which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(1) The Equity Index Fund commenced operations on September 28, 1990. The Select Growth and Income Fund and Select Income Fund commenced operations on August 21, 1992. The Growth Fund changed Investment Sub-Adviser on April 1, 1988.
(2) Net investment income per share before reimbursement of fees by the investment adviser or reductions were $0.038 in 1997, $0.046 in 1996 and $0.038 in 1993 for Growth Fund; $0.031 in 1993, $0.028 in 1992, and $0.031
     in 1991 for Equity Index Fund; $0.019 in 1997, $0.019 in 1996, $0.023 in
     1993 and $0.005 in 1992 for Select Growth and Income Fund; and $0.060 in 1995, $0.055 in 1994, $0.050 in 1993, and $0.015 in 1992 for Select Income
     Fund.
(3)  Distributions in excess of net realized capital gains.
(4)  Distributions in excess of net investment income.
(5)  Unaudited.




                      See Notes to Financial Statements.
                      ---------------------------------------------------------

--------------------------------------------------------------------------------
                           Allmerica Investment Trust
--------------------------------------------------------------------------------

                            Ratios/Supplemental Data
--------------------------------------------------------------------------------
                          Ratios To Average Net Assets
                    ---------------------------------------

                         Net Asset               Net Assets
                           Value                   End of         Net
       Year Ended          End of     Total        Year        Investment
       December 31,         Year     Return       (000's)        Income
      -----------        ---------  --------     ----------    -----------
     Growth Fund/(1)/
         1997            $   2.416    25.14%     $ 728,679       1.48%
         1996                2.333    20.19%       556,751       2.04%
         1995                2.176    32.80%       444,871       2.34%
         1994                1.814     0.16%       335,714       2.25%
         1993                1.939     6.66%       338,545       1.92%
         1992                2.034     7.11%       270,828       1.85%
         1991                1.976    40.44%       182,965       2.26%
         1990                1.471    (0.30)%       97,179       2.82%
         1989                1.558    25.64%        76,783       2.98%
         1988                1.308    20.80%/(5)/   52,439       2.93%
  Equity Index Fund/(1)/
         1997                2.753    32.41%       297,191       1.38%
         1996                2.165    22.30%       151,130       1.79%
         1995                1.827    36.18%        90,889       1.96%
         1994                1.468     1.06%        52,246       2.25%
         1993                1.505     9.53%        42,842       2.28%
         1992                1.409     7.25%        22,393       2.47%
         1991                1.354    29.16%         9,700       2.73%
         1990                1.080     8.90%**       5,469       3.39%*
   Select Growth and
     Income Fund/(1)/
         1997                1.552    22.51%       473,552       1.34%
         1996                1.405    21.26%       295,638       1.44%
         1995                1.268    30.32%       191,610       1.69%
         1994                1.027     0.73%       110,213       2.51%
         1993                1.069    10.37%        60,518       2.73%
         1992                0.990    (0.11)%**      7,302       3.20%*

Select Income Fund/(1)/
         1997                1.022     9.17%       104,253       6.12%
         1996                0.995     3.32%        77,498       6.29%
         1995                1.024    16.96%        60,368       6.24%
         1994                0.930    (4.82)%       40,784       6.07%
         1993                1.035    10.95%        25,302       5.91%
         1992                0.988     0.62%**       5,380       5.38%*

       Year Ended                 Operating Expenses
       December 31,           (A)         (B)         (C)
      -----------             ---         ---         ---
     Growth Fund/(1)/
         1997                0.47%       0.49%       0.49%
         1996                0.48%       0.51%       0.51%
         1995                0.54%        --         0.54%
         1994                0.56%        --         0.56%
         1993                0.54%        --         0.55%
         1992                0.58%        --         0.58%
         1991                0.57%        --         0.57%
         1990                0.60%        --         0.60%
         1989                0.71%        --         0.71%
         1988                0.75%        --         0.75%
  Equity Index Fund/(1)/
         1997                0.44%       0.44%       0.44%
         1996                0.46%       0.46%       0.46%
         1995                0.55%        --         0.55%
         1994                0.57%        --         0.57%
         1993                0.57%        --         0.63%
         1992                0.57%        --         0.75%
         1991                0.55%        --         0.64%
         1990                0.38%*       --         0.38%*
   Select Growth and
     Income Fund/(1)/
         1997                0.77%       0.80%       0.80%
         1996                0.80%       0.83%       0.83%
         1995                0.85%        --         0.85%
         1994                0.91%        --         0.91%
         1993                0.99%        --         1.03%
         1992                1.10%*       --         2.37%*

Select Income Fund/(1)/
         1997                0.72%       0.72%       0.72%
         1996                0.74%       0.74%       0.74%
         1995                0.79%        --         0.80%
         1994                0.83%        --         0.85%
         1993                0.91%        --         1.08%
         1992                1.00%*       --         1.67%*

                                                   Portfolio      Average
       Year Ended            Management Fee        Turnover     Commissions
       December 31,         Gross         Net        Rate         Rate/(D)/
      -----------          -------       -----     ---------    -----------
     Growth Fund/(1)/
         1997                0.43%       0.43%          79%     $   0.0575
         1996                0.44%       0.44%          72%         0.0576
         1995                0.46%       0.46%          64%             --
         1994                0.48%       0.48%          46%             --
         1993                0.49%       0.48%          42%             --
         1992                  N/A         N/A          19%             --
         1991                  N/A         N/A          24%             --
         1990                  N/A         N/A          39%             --
         1989                  N/A         N/A          33%             --
         1988                  N/A         N/A          99%             --
  Equity Index Fund/(1)/
         1997                0.31%       0.31%           9%         0.0385
         1996                0.32%       0.32%          12%         0.0395
         1995                0.34%       0.34%           8%             --
         1994                0.35%       0.35%           7%             --
         1993                0.35%       0.29%           4%             --
         1992                  N/A         N/A           6%             --
         1991                  N/A         N/A           6%             --
         1990                  N/A         N/A        0.24%             --
   Select Growth and
     Income Fund/(1)/
         1997                0.73%       0.73%          71%         0.0569
         1996                0.75%       0.75%          78%         0.0563
         1995                0.75%       0.75%         112%            --
         1994                0.75%       0.75%         107%            --
         1993                0.75%       0.71%          25%            --
         1992                  N/A         N/A           4%            --

Select Income Fund/(1)/
         1997                0.59%       0.59%          79%            --
         1996                0.60%       0.60%         108%            --
         1995                0.60%       0.59%         131%            --
         1994                0.60%       0.58%         105%            --
         1993                0.60%       0.43%         171%            --
         1992                  N/A         N/A         119%            --


                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------
      FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Year
--------------------------------------------------------------------------------

                           Income from Investment Operations
                  -----------------------------------------------------

                                            Net Realized
                      Net                       and
                     Asset                   Unrealized
                     Value        Net        Gain (Loss)    Total from
   Year Ended      Beginning   Investment        on         Investment
   December 31,     of Year   Income/(4)/    Investments    Operations
  -------------   ----------- ------------  -------------  ------------
Investment Grade
 Income Fund/(1)/
     1997           $  1.084    $ 0.071       $  0.028       $  0.099
     1996              1.117      0.070         (0.033)         0.037
     1995              1.012      0.071          0.106          0.177
     1994              1.111      0.066         (0.099)        (0.033)
     1993              1.074      0.065          0.049          0.114
     1992              1.085      0.075          0.013          0.088
     1991              1.004      0.080          0.081          0.161
     1990              1.011      0.083         (0.006)         0.077
     1989              0.968      0.082          0.044          0.126
     1988              0.974      0.084         (0.006)         0.078
  Government
  Bond Fund/(1)/
     1997              1.036      0.061          0.011          0.072
     1996              1.062      0.062         (0.026)         0.036
     1995              0.997      0.062          0.066          0.128
     1994              1.070      0.063         (0.073)        (0.010)
     1993              1.051      0.055          0.024          0.079
     1992              1.047      0.057          0.009          0.066
     1991              1.000      0.022          0.051          0.073
 Money Market
     Fund
     1997              1.000      0.053             --          0.053
     1996              1.000      0.052             --          0.052
     1995              1.000      0.057             --          0.057
     1994              1.000      0.039             --          0.039
     1993              1.000      0.030             --          0.030
     1992              1.000      0.037             --          0.037
     1991              1.000      0.060             --          0.060
     1990              1.000      0.078             --          0.078
     1989              1.000      0.086             --          0.086
     1988              1.000      0.071             --          0.071
                                      Less Distributions
                     -----------------------------------------------------
                                                                                                Net
                                  Distributions                                               Increase
                      Dividends     from Net                                                 (Decrease)
                       from Net      Realized    Distributions                                   in
   Year Ended         Investment     Capital          in        Return of        Total       Net Asset
   December 31,         Income        Gains         Excess       Capital     Distributions     Value
  -------------      ------------ ------------- -------------- -----------  --------------  -----------
Investment Grade
 Income Fund/(1)/
     1997            $  (0.071)     $    --     $    --        $    --       $    (0.071)     $  0.028
     1996               (0.070)          --          --             --            (0.070)       (0.033)
     1995               (0.071)          --      (0.001)/(2)/       --            (0.072)        0.105
     1994               (0.066)          --          --             --            (0.066)       (0.099)
     1993               (0.065)      (0.012)         --             --            (0.077)        0.037
     1992               (0.075)      (0.024)         --             --            (0.099)       (0.011)
     1991               (0.080)          --          --             --            (0.080)        0.081
     1990               (0.084)          --          --             --            (0.084)       (0.007)
     1989               (0.083)          --          --             --            (0.083)        0.043
     1988               (0.084)          --          --             --            (0.084)       (0.006)
  Government
  Bond Fund/(1)/
     1997               (0.061)          --          --             --            (0.061)        0.011
     1996               (0.062)          --          --             --            (0.062)       (0.026)
     1995               (0.062)          --      (0.001)/(2)/       --            (0.063)        0.065
     1994               (0.063)          --          --             --            (0.063)       (0.073)
     1993               (0.055)      (0.003)         --          (0.002)          (0.060)        0.019
     1992               (0.057)      (0.005)         --             --            (0.062)        0.004
     1991               (0.022)      (0.004)         --             --            (0.026)        0.047
 Money Market
     Fund
     1997               (0.053)          --          --             --            (0.053)           --
     1996               (0.052)          --          --             --            (0.052)           --
     1995               (0.057)          --          --             --            (0.057)           --
     1994               (0.039)          --          --             --            (0.039)           --
     1993               (0.030)          --          --             --            (0.030)           --
     1992               (0.037)          --          --             --            (0.037)           --
     1991               (0.060)          --          --             --            (0.060)           --
     1990               (0.078)          --          --             --            (0.078)           --
     1989               (0.086)          --          --             --            (0.086)           --
     1988               (0.071)          --          --             --            (0.071)           --

--------------------------------------------------------
*    Annualized
**   Not Annualized
(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(C)  Excluding reimbursements and reductions.
(D) For fiscal years beginning on or after September 1, 1995, a Portfolio is required to disclose its average commission rate per share for trades for which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(1) The Government Bond Fund commenced operations on August 26, 1991. The Investment Grade Income Fund was formerly known as Income Appreciation Fund.
(2)  Distributions in excess of net investment income.
(3)  Unaudited.
(4) Net investment income per share before reimbursement of fees by the investment adviser were $0.065 in 1993 for Investment Grade Income Fund; $0.055 in 1993 and $0.056 in 1992 for Government Bond Fund; and $0.030 in 1993 and $0.084/(3)/ in 1988 for Money Market Fund.

                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                           Allmerica Investment Trust
--------------------------------------------------------------------------------

                                            Ratios/Supplemental Data
                   ---------------------------------------------------------------------------
                                          Ratios To Average Net Assets
                           ---------------------------------------------------------

                              Net Asset           Net Assets
                                Value               End of        Net
        Year Ended             End of    Total       Year      Investment     Operating Expenses
        December 31,            Year     Return     (000's)      Income      (A)     (B)     (C)
        -----------            ------    ------   ----------   ----------    ---     ---     ---
      Investment Grade
       Income Fund/(1)/
           1997                $1.112    9.45%      $189,503     6.48%      0.51%   0.51%   0.51%
           1996                 1.084    3.56%       157,327     6.50%      0.52%   0.52%   0.52%
           1995                 1.117   17.84%       141,625     6.66%      0.53%     --    0.53%
           1994                 1.012   (2.96)%      109,972     6.25%      0.58%     --    0.58%
           1993                 1.111   10.80%       107,124     6.16%      0.54%     --    0.55%
           1992                 1.074    8.33%        52,874     7.25%      0.59%     --    0.59%
           1991                 1.085   16.75%        29,018     8.10%      0.60%     --    0.60%
           1990                 1.004    8.02%        18,226     9.14%      0.56%     --    0.56%
           1989                 1.011   13.52%        13,171     8.67%      0.78%     --    0.78%
           1988                 0.968    8.20%/(3)/    8,951     8.57%      0.77%     --    0.77%
        Government
        Bond Fund/(1)/
           1997                 1.047    7.08%        55,513     5.92%      0.67%   0.67%   0.67%
           1996                 1.036    3.51%        46,396     5.90%      0.66%   0.66%   0.66%
           1995                 1.062   13.06%        45,778     5.91%      0.69%     --    0.69%
           1994                 0.997   (0.88)%       42,078     5.60%      0.70%     --    0.70%
           1993                 1.070    7.51%        77,105     5.51%      0.61%     --    0.62%
           1992                 1.051    6.59%        33,689     6.13%      0.68%     --    0.69%
           1991                 1.047    7.60%**       7,591     5.55%*     0.54%*    --    0.54%*
       Money Market
           Fund
           1997                 1.000    5.47%       260,620     5.33%      0.35%   0.35%   0.35%
           1996                 1.000    5.36%       217,256     5.22%      0.34%   0.34%   0.34%
           1995                 1.000    5.84%       155,211     5.68%      0.36%     --    0.36%
           1994                 1.000    3.93%        95,991     3.94%      0.45%     --    0.45%
           1993                 1.000    3.00%        71,052     2.95%      0.42%     --    0.43%
           1992                 1.000    3.78%        64,506     3.65%      0.44%     --    0.44%
           1991                 1.000    6.67%        39,909     5.98%      0.43%     --    0.43%
           1990                 1.000    8.63%        28,330     8.22%      0.42%     --    0.42%
           1989                 1.000    9.69%        12,060     8.62%      0.58%     --    0.58%
           1988                 1.000    7.30%/(3)/    7,156     7.13%      0.60%     --    0.71%

                                                       Portfolio       Average
        Year Ended                Management Fee       Turnover      Commissions
        December 31,             Gross        Net        Rate          Rate/(D)/
        -----------             -------     ------     ---------     -----------
      Investment Grade
       Income Fund/(1)/
           1997                   0.41%      0.41%          48%        $   --
           1996                   0.40%      0.40%         108%            --
           1995                   0.41%      0.41%         126%            --
           1994                   0.42%      0.42%         129%            --
           1993                   0.45%      0.44%          55%            --
           1992                    N/A        N/A           71%            --
           1991                    N/A        N/A           52%            --
           1990                    N/A        N/A            5%            --
           1989                    N/A        N/A            4%            --
           1988                    N/A        N/A           12%            --
        Government
        Bond Fund/(1)/
           1997                   0.50%      0.50%          56%            --
           1996                   0.50%      0.50%         112%            --
           1995                   0.50%      0.50%         180%            --
           1994                   0.50%      0.50%         106%            --
           1993                   0.50%      0.49%          35%            --
           1992                    N/A        N/A           67%            --
           1991                    N/A        N/A           65%            --
       Money Market
           Fund
           1997                   0.27%      0.27%         N/A             --
           1996                   0.28%      0.28%         N/A             --
           1995                   0.29%      0.29%         N/A             --
           1994                   0.31%      0.31%         N/A             --
           1993                   0.32%      0.31%         N/A             --
           1992                    N/A        N/A          N/A             --
           1991                    N/A        N/A          N/A             --
           1990                    N/A        N/A          N/A             --
           1989                    N/A        N/A          N/A             --
           1988                    N/A        N/A          N/A             --

                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company established as a Massachusetts business trust for the purpose of providing a vehicle for the investment of assets of various separate accounts established by Allmerica Financial Life Insurance and Annuity Company, a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") or other affiliated insurance companies. As of the date of this report, the Trust offered twelve managed investment portfolios (see Note
9). The accompanying financial statements and financial highlights are those of the Select Aggressive Growth, Select Capital Appreciation, Select Value Opportunity (formerly known as Small-Mid Cap Value), Select International Equity, Select Growth, Growth, Equity Index, Select Growth and Income, Select Income, Investment Grade Income, Government Bond and Money Market Funds (individually, a "Portfolio," collectively, the "Portfolios").

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and consistently followed by the Trust in the preparation of its financial statements.

Security Valuation: Securities which are traded on a recognized exchange (including securities traded through the National Market System) are valued at the last sale price on the securities exchange on which such securities are primarily traded or, if there were no sales that day, at the mean of the closing bid and asked price. Over-the-counter securities that are not traded through the National Market System are valued on the basis of the bid price at the close of business each day. Short-term investments that mature in 60 days or less are valued at amortized cost. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. The investments of the Money Market Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Forward Foreign Currency Contracts: The Select International Equity and Select Capital Appreciation Funds may enter into forward foreign currency contracts whereby the Portfolios agree to sell a specific currency at a specific price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency with any fluctuations recorded as unrealized gains or losses. Receivables and payables of forward foreign currency contracts are presented on a net basis in the Statements of Assets and Liabilities. Gains or losses on the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains and losses are recognized on the settlement date.

Foreign Currency Translation: Investment valuations, other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.


                            ----------------------------------------------------

--------------------------------------------------------------------------------
                           Allmerica Investment Trust
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------
Security Transactions and Investment Income: Security transactions are recorded on the trade date. Net realized gains and losses from security transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discounts earned on original issue discount bonds, zero coupton bonds, stepped-coupon bonds and payment in kind bonds, which are accreted. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains for the tax year ending December 31. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Withholding taxes on foreign dividend income and gains have been paid or provided for in accordance with the applicable country's tax rules and rates.

Paid-in capital, undistributed net investment income and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all Portfolios with the exception of the Money Market Portfolio for the year ended December 31, 1997.

Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily for the Money Market Fund, declared and distributed quarterly for the Growth, Select Growth and Income, Equity Index, Investment Grade Income, Select Income and Government Bond Funds, and annually for the Select Aggressive Growth, Select Capital Appreciation, Select Value Opportunity, Select International Equity and Select Growth Funds. All Portfolios declare and distribute all net realized capital gains, if any, at least annually. The distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses and forwards, including "Post-October Losses" and permanent differences due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

Futures Contracts: All Portfolios, except the Money Market Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to establish and maintain a position. Subsequent payments made or received by the Portfolio based on the daily change in the market value of the position are recorded as unrealized gain or loss until the contract is closed out, at which time the gain or loss is realized.

Organization Costs: Each Portfolio bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized using the straight-line method over a period of five years beginning with the commencement of the Portfolio's operation. The Investment Adviser incurred all start up costs of the Portfolios except for Select Capital Appreciation.

Security Lending: Each Portfolio may loan securities to certain brokers who pay the Portfolio negotiated lenders' fees. Collateral must be maintained at a value at least equal to the value at all times of the securities lent. At December 31, 1997, securities with aggregate value of approximately $42,624,931 were on loan to brokers for the Select Aggressive Growth Fund. The loans were secured with cash collateral of $43,514,100, which was subsequently invested in short-term investments. The related income earned was $13,619, which is included in interest income for the year ended December 31, 1997.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Allmerica Investment Trust
--------------------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------
Expenses: The Trust accounts separately for assets, liabilities and operations of each Portfolio. Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

Forward Commitments: The Select Capital Appreciation Fund, Select Income Fund, Investment Grade Income Fund, and Government Bond Fund may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of aquiring securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions with institutions that the Trust's Investment Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost. Each Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Investment Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

3.   INVESTMENT ADVISORY, ADMINISTRATION
     AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Investment Management Company, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica, serves as Investment Adviser and Administrator to the Trust. Under the terms of the management agreement, as amended on March 18, 1997 and August 15, 1997, the Portfolios pay a management fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedules:


                  Percentage of Average Daily Net Assets

                                   First            Next            Next           Next             Over
Portfolio                       $100,000,000   $150,000,000    $250,000,000    $250,000,000     $750,000,000
-----------------------------------------------------------------------------------------------------------------
Select Aggressive Growth            1.00%          0.90%            0.85%          0.85%            0.85%
Select Capital Appreciation         1.00%          0.90%            0.85%          0.85%            0.85%
Select Value Opportunity            1.00%          0.85%            0.80%          0.75%            0.70%
Select International Equity         1.00%          0.90%            0.85%          0.85%            0.85%
Select Growth                       0.85%          0.85%            0.85%          0.85%            0.85%
Growth                              0.60%          0.60%            0.40%          0.35%            0.35%
Select Growth and Income            0.75%          0.70%            0.65%          0.65%            0.65%

                                           First                    Next                  Over
Portfolio                               $50,000,000             $200,000,000          $250,000,000
-----------------------------------------------------------------------------------------------------------------
Equity Index                                 0.35%                   0.30%           0.25%
Government Bond                              0.50%                   0.50%           0.50%
Money Market                                 0.35%                   0.25%           0.20%

                                           First                     Next                 Over
Portfolio                               $50,000,000              $50,000,000          $100,000,000
-----------------------------------------------------------------------------------------------------------------
Select Income                                0.60%                   0.55%           0.45%
Investment Grade Income                      0.50%                   0.45%           0.40%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Allmerica Investment Trust
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------
Effective April 1, 1997, the Manager has voluntarily agreed to limit its management fee from the Select Value Oppportunity Fund to an annual rate of 0.90% of average daily net assets. For the period April 1, 1997 to December 31, 1997, management fees waived with respect to such Fund amounted to $28,760. Prior to September 1, 1997 (April 1, 1997 for Select Value Opportunity Fund), the following Portfolios paid a management fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedules:

                  Percentage of Average Daily Net Assets

                                   First         Next             Over
Portfolio                       $50,000,000  $200,000,000     $250,000,000
--------------------------------------------------------------------------------
Select Aggressive Growth           1.00%         1.00%            1.00%
Select Capital Appreciation        1.00%         1.00%            1.00%
Select Value Opportunity           0.85%         0.85%            0.85%
Select International Equity        1.00%         1.00%            1.00%
Growth                             0.60%         0.50%            0.35%
Select Growth and Income           0.75%         0.75%            0.75%
Select Income                      0.60%         0.60%            0.60%
Investment Grade Income            0.50%         0.35%            0.25%

Amendments to the management agreement were approved by the shareholders of the applicable funds of the Trust at meetings held on March 18, 1997 and August 15, 1997.

The Manager has entered into Sub-Adviser Agreements for the management of the investments of each of the Portfolios. The Manager is solely responsible for the payment of all fees to the Sub-Advisers. The Sub-Advisers for each of the Portfolios are as follows:

 Select Aggressive Growth       Nicholas-Applegate Capital Management, L.P.
 Select Capital Appreciation    Janus Capital Corporation
 Select Value Opportunity       Cramer Rosenthal McGlynn, LLC
 Select International Equity    Bank of Ireland Asset Management (U.S.) Limited
 Select Growth                  Putnam Investment Management, Inc.
 Growth                         Miller Anderson & Sherrerd, LLP
 Equity Index                   Allmerica Asset Management, Inc.
 Select Growth and Income       John A. Levin & Co., Inc.
 Select Income                  Standish, Ayer & Wood, Inc.
 Investment Grade Income        Allmerica Asset Management, Inc.
 Government Bond                Allmerica Asset Management, Inc.
 Money Market                   Allmerica Asset Management, Inc.

Effective January 1, 1997, CRM Advisors, LLC became investment sub-adviser for the Select Value Opportunity Fund. A new sub-adviser agreement with CRM Advisors, LLC was approved by shareholders at a meeting held on March 18, 1997. On December 30, 1997, shareholders approved a new sub-adviser agreement with Cramer Rosenthal McGlynn, LLC which assumed sub-advisory responsibilities previously performed by CRM Advisors, LLC.

At a meeting of shareholders held August 15, 1997, shareholders also approved amendments to the sub-advisory agreements for Select Agressive Growth Fund and Select Capital Appreciation Fund.

The Manager has entered into an Administrative Services Agreement with First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, whereby Investor Services Group performs administrative services for the Portfolios and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administration fee to Investor Services Group. In a separate agreement, Investor

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Allmerica Investment Trust
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

Services Group receives separate fees from the Portfolios for certain fund accounting services provided in its capacity as pricing and bookkeeping agent.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers, or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4.   REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses of each Portfolio, excluding taxes, interest, broker commissions and extraordinary expenses, but including the advisory fee, exceed certain voluntary expense limitations (Select International Equity Fund - 1.50%, Select Aggressive Growth Fund - 1.35%, Select Capital Appreciation Fund - 1.35%, Select Value Opportunity Fund - 1.25%, Growth Fund - 1.20%, Select Growth Fund - 1.20%, Equity Index Fund - 0.60%, Select Growth and Income Fund - 1.10%, Investment Grade Income Fund - 1.00%, Select Income Fund - 1.00%, Government Bond Fund - 1.00% and Money Market Fund - 0.60%), the Manager will voluntarily reimburse its fees and any expenses in excess of the expense limitations. Expense limitations may be removed or revised at any time after a Portfolio's first fiscal year of operations without prior notice to existing shareholders.

5.   REDUCTION OF EXPENSES

Certain Portfolios have entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. Such amounts earned by the Portfolios, under such agreements, are presented as a reduction of expenses in the Statements of Operations.

6.   SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value.

7.   FOREIGN SECURITIES

All Portfolios may purchase securities of foreign issuers. Money Market Fund may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

8.   FINANCIAL INSTRUMENTS

Investing in certain financial instruments including forward foreign currency contracts involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include the potential for an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, and changes in the value of foreign currency relative to the U.S. dollar. The Select International Equity Fund and the Select Capital Appreciation Fund enter into these contracts primarily to protect the Portfolio from adverse currency movement.

9.   SUBSEQUENT EVENT

The Trust recently established two new managed investment portfolios: Select Emerging Markets Fund and Select Strategic Growth Fund. Schroder Capital Management International Inc., a wholly-owned subsidiary of Schroders, Plc, will serve as sub-adviser for the Select Emerging Markets Fund. Cambiar Investors, Inc., a wholly-owned subsidiary of United Asset Management Corporation, will serve as sub-adviser for the Select Strategic Growth Fund. The new Portfolios are expected to commence operations on or about February 20, 1998.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders
of Allmerica Investment Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments (except for Moody's Ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund (formerly Small-Mid Cap Value Fund), Select International Equity Fund, Select Growth Fund, Growth Fund, Equity Index Fund, Select Growth and Income Fund, Select Income Fund, Investment Grade Income Fund, Government Bond Fund and Money Market Fund, (hereafter referred to as the "Trust") at December 31, 1997, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
February 11, 1998


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------

                               Other Information
--------------------------------------------------------------------------------

SHAREHOLDER VOTING RESULTS: (unaudited)

A special meeting of the Trust's shareholders was held on August 15, 1997 in which they approved twelve proposals. The results were as follows:

Proposal 1     To elect as Trustees the following eight nominees:
----------

                              Shares           Shares       Percent of
                                For           Withheld     Shares Voted
                           -------------    ------------  --------------
Cynthia A. Hargadon        1,938,258,984     31,269,098       100.00%
Gordon Holmes              1,939,243,085     30,284,997       100.00%
John P. Kavanaugh          1,939,797,208     29,730,874       100.00%
Bruce E. Langton           1,937,762,009     31,766,074       100.00%
John F. O'Brien            1,939,501,868     30,026,214       100.00%
Attiat F. Ott              1,938,512,953     31,015,129       100.00%
Richard M. Reilly          1,940,655,029     28,873,054       100.00%
Ranne P. Warner            1,938,603,816     30,924,266       100.00%


Proposal 2     To ratify the selection of Price Waterhouse LLP as independent
----------     accountants for the Trust:

                            Shares         Shares       Shares       Percent of
                              For          Against    Abstaining    Shares Voted
                         -------------   ----------   ----------    ------------
Price Waterhouse LLP     1,905,804,327   16,680,566   47,043,189       100.00%


Proposal 3     To amend the management fee schedules in the Management Agreement
----------     between Allmerica Investment Management Company, Inc. and
               Allmerica Investment Trust for the Funds below:

                               Shares        Shares       Shares     Percent of
                                 For         Against    Abstaining  Shares Voted
                             -----------   ----------   ----------  ------------
Select Aggressive Growth     210,913,895    5,360,717    7,081,745     100.00%
Select Capital Appreciation  114,202,372    3,265,814    3,442,617     100.00%
Select International Equity  220,386,752    4,564,117    7,695,067     100.00%
Growth                       222,195,807   14,056,428    8,369,802     100.00%
Select Growth and Income     227,489,980    5,863,093    8,109,903     100.00%
Select Income                 78,873,767    1,233,240    5,176,275     100.00%
Investment Grade Income      142,274,939    7,145,607    4,262,609     100.00%

Proposal 4     To amend the sub-adviser fee schedule in the Sub-Adviser
----------     Agreement between Allmerica Investment Management Company, Inc.
               and Nicholas-Applegate Capital Management, L.P. relating to the Select Aggressive Growth Fund:

                                 Shares       Shares      Shares     Percent of
                                   For        Against   Abstaining  Shares Voted
                               -----------   ---------  ----------  ------------
Select Aggressive Growth       211,648,040   3,985,212   7,723,105     100.00%

Proposal 5     To amend the sub-adviser fee schedule in the Sub-Adviser
----------     Agreement between Allmerica Investment Management Company, Inc.
               and Janus Capital Corporation relating to the Select Capital
               Appreciation Fund:

                                 Shares       Shares      Shares     Percent of
                                   For        Against   Abstaining  Shares Voted
                               -----------   ---------  ----------  ------------
Select Capital Appreciation    114,086,423   3,046,035   3,778,346     100.00%

                                         ---------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------

                               Other Information
--------------------------------------------------------------------------------


Proposal 6    To approve an arrangement that would permit the Investment Manager
----------    of the Trust to enter into and materially amend sub-advisory agreements with non-affiliated sub-advisers without obtaining shareholder approval relating to the Funds below:


                               Shares       Shares        Shares     Percent of
                                 For        Against     Abstaining  Shares Voted
                             -----------   ----------   ----------  ------------
Select Aggressive Growth     202,036,453   13,599,240    7,720,664     100.00%
Select Capital Appreciation  109,284,768    7,510,075    4,115,960     100.00%
Select Value Opportunity      79,769,789    7,689,239    2,213,323     100.00%
Select International Equity  209,996,997   14,324,566    8,324,373     100.00%
Select Growth                179,696,429   11,284,076    8,477,958     100.00%
Growth                       212,156,478   22,705,825    9,759,733     100.00%
Select Growth and Income     215,564,920   15,676,684   10,221,371     100.00%
Select Income                 75,878,564    3,137,643    6,267,075     100.00%


Proposal 7    To change the status of the investment objective of each Fund of
----------    the Trust from fundamental to non-fundamental:


                               Shares       Shares        Shares     Percent of
                                 For        Against     Abstaining  Shares Voted
                             -----------   ----------   ----------  ------------
Select Aggressive Growth     199,892,080   15,656,151    7,808,127     100.00%
Select Capital Appreciation  108,482,011    8,778,200    3,650,593     100.00%
Select Value Opportunity      78,734,323    8,501,412    2,436,617     100.00%
Select International Equity  207,396,063   16,754,817    8,495,056     100.00%
Select Growth                176,524,469   14,761,165    8,172,830     100.00%
Growth                       207,638,770   27,600,709    9,382,558     100.00%
Equity Index                  76,633,944    7,821,946    2,211,602     100.00%
Select Growth and Income     212,516,025   19,542,689    9,404,262     100.00%
Select Income                 75,285,571    3,586,410    6,411,300     100.00%
Investment Grade Income      136,062,950   12,797,731    4,822,474     100.00%
Government Bond               38,759,285    4,497,417    1,465,727     100.00%
Money Market                 215,353,047   18,194,661   13,495,093     100.00%


Proposal 8    To revise the investment restrictions of each Fund of the Trust to
----------    permit the Fund to borrow money for temporary purposes when the aggregate amount borrowed does not exceed 33 1/3% of the value of the Fund's total assets at the time such borrow is made:


                               Shares       Shares        Shares     Percent of
                                 For        Against     Abstaining  Shares Voted
                             -----------   ----------   ----------  ------------
Select Aggressive Growth     191,754,480   23,649,250    7,952,627     100.00%
Select Capital Appreciation  102,008,709   14,085,611    4,816,484     100.00%
Select Value Opportunity      74,750,173   12,319,606    2,602,573     100.00%
Select International Equity  198,505,712   24,736,579    9,403,645     100.00%
Select Growth                168,311,152   22,211,984    8,935,328     100.00%
Growth                       199,904,328   34,837,588    9,880,121     100.00%
Equity Index                  72,418,535   11,777,318    2,471,639     100.00%
Select Growth and Income     203,469,878   26,878,157   11,114,941     100.00%
Select Income                 73,158,611    5,875,439    6,249,232     100.00%
Investment Grade Income      131,877,958   17,190,516    4,614,681     100.00%
Government Bond               37,150,526    6,044,470    1,527,433     100.00%
Money Market                 202,129,620   30,802,423   14,110,757     100.00%

-----------------------------------------

--------------------------------------------------------------------------------
                          ALLMERICA INVESTMENT TRUST
--------------------------------------------------------------------------------

                               OTHER INFORMATION
--------------------------------------------------------------------------------


Proposal 9    To change the status of the investment restrictions of each fund
----------    of the Trust relating to financial futures and related options from fundamental to non-fundamental:


                               Shares       Shares        Shares     Percent of
                                 For        Against     Abstaining  Shares Voted
                             -----------   ----------   ----------  ------------
Select Aggressive Growth     197,382,652   17,966,640    8,007,066     100.00%
Select Capital Appreciation  107,113,209    9,612,369    4,185,225     100.00%
Select Value Opportunity      78,077,748    8,978,651    2,615,953     100.00%
Select International Equity  205,428,153   18,335,742    8,882,040     100.00%
Select Growth                174,587,490   16,485,541    8,385,432     100.00%
Growth                       205,011,067   29,451,137   10,159,833     100.00%
Equity Index                  75,341,614    9,159,968    2,165,910     100.00%
Select Growth and Income     210,679,129   20,453,649   10,330,197     100.00%
Select Income                 74,957,488    4,092,658    6,233,135     100.00%
Investment Grade Income      135,817,086   13,212,694    4,653,375     100.00%
Government Bond               38,525,164    4,814,161    1,383,104     100.00%
Money Market                 212,675,590   20,750,585   13,616,626     100.00%


Proposal 10   To revise the investment policies of the Select Value Opportunity
-----------   Fund to permit the Fund to engage in financial futures and related options transactions:


                               Shares       Shares        Shares     Percent of
                                 For        Against     Abstaining  Shares Voted
                             -----------   ----------   ----------  ------------
Select Value Opportunity      78,603,876   8,271,306     2,797,170     100.00%


Proposal 11   To change the status of certain investment policies of the Growth
-----------   Fund relating to the types of securities in which the Fund may invest and related limitations, if any, from fundamental to non-fundamental:


                               Shares       Shares        Shares     Percent of
                                 For        Against     Abstaining  Shares Voted
                             -----------   ----------   ----------  ------------
Growth                       208,052,803   26,700,986    9,868,247     100.00%


Proposal 12   To revise the investment restrictions of the funds listed below to
-----------   permit such Funds to invest in securities which are restricted as to disposition under Federal securities laws:


                               Shares       Shares        Shares     Percent of
                                 For        Against     Abstaining  Shares Voted
                             -----------   ----------   ----------  ------------
Growth                       211,745,319   22,642,962   10,233,756     100.00%
Equity Index                  76,319,871    7,976,776    2,370,845     100.00%
Investment Grade Income      137,897,454   11,258,361    4,527,340     100.00%
Government Bond               39,298,062    3,968,040    1,456,327     100.00%
Money Market                 215,152,360   18,978,223   12,912,217     100.00%


At a special meeting of shareholders of the Select Value Opportunity Fund held on December 30, 1997, shareholders approved the new Sub-Adviser Agreement between Allmerica Investment Management Company, Inc. and Cramer Rosenthal McGlynn, LLC. The results were as follows:

                               Shares       Shares        Shares     Percent of
                                 For        Against     Abstaining  Shares Voted
                             -----------   ----------   ----------  ------------
                              96,229,373   3,268,212     4,051,344     100.00%

                                         ---------------------------------------

--------------------------------------------------------------------------------
                          Allmerica Investments Trust
--------------------------------------------------------------------------------

                            REGULATORY DISCLOSURES
--------------------------------------------------------------------------------

The Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios and are not authorized for distribution to prospective investors in the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company, Allmerica Investment Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, Delaware Group Premium Fund International Equity Series, and T. Rowe Price International Stock Portfolio, which include important information related to charges and expenses.

                                CLIENT NOTICES
--------------------------------------------------------------------------------

This annual report includes financial statements for Allmerica Investment Trust. It does not include financial statements for the separate accounts that correspond to the Variable Annuity, Allmerica Advantage Variable
Annuity/ExecAnnuity Plus, Vari-Exceptional Life and/or Variable Inheiritage contracts. Separate account financial statements will no longer be provided.

In the past, we have produced Annual and Semi-Annual Reports for each of our annuity and life insurance products, which were sent to the owner of record for each contract. As a result, a household that owned several contracts received multiple copies of reports that contained virtually identical information. In an effort to lessen waste and to reduce expenses for postage and printing, we have combined the reports into one Allmerica Financial Asset Management Annual Report. We will now mail only one copy of the combined report to households that own a combination of Variable Annuity, Allmerica Advantage Variable Annuity/ExecAnnuity Plus, Vari-Exceptional life and/or Variable Inheiritage contracts. This report will be addressed to the first contract owner listed alphabetically in our file.

If you would like to request an exemption from this mailing policy and continue to receive a copy of the report for each contract, please contact our Client Services Area at 1-800-533-7881. If you would like to request additional copies of this report, please contact your Allmerica Financial representative or call 1-800-828-0540, extension 200. Proxy material and tax information will continue to be sent to each contract owner.

--------------------------------------------------------------------------------

                      Allmerica Financial Asset Management

Allmerica Financial is a diversified group of insurance and financial services companies. Allmerica Financial Life Insurance and Annuity Company is a leading provider of insurance and annuity products which was founded in 1967, and is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company. Established in 1844, First Allmerica Financial is the fifth oldest, and one of the most respected, life insurance companies in the nation. Our financial expertise, combined with a range of insurance and investment products, allows us to help you create sound financial solutions to meet your individual needs.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.


    Variable Annuity Allmerica Advantage Variable Annuity/Exec Annuity Plus
          Vari-Exceptional Life (`87, `91 & `93) Variable Inheiritage
 Products are issued by Allmerica Financial Life Insurance and Annuity Company
    (First Allmerica Financial Life Insurance Company in NY and HI) and are
                   distributed by Allmerica Investments, Inc.

                       [LOGO OF ALLMERICA APPEARS HERE]

 First Allmerica Financial Life Insurance Company . Allmerica Financial Life
    Insurance and Annunity Company (licensed in all states except NY & HI) Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica
 Investment Management Company, Inc. . The Hanover Insurance Company . AMGRO,
   Inc. . Allmerica Financial Alliance Insurance Company . Allmerica Asset Management, Inc. . Allmerica Financial Benefit Insurance Company . Sterling Risk Management Services, Inc. . Citizens Corporation . Citizens Insurance
                 Company of America . Citizens Management Inc.

              440 Lincoln Street, Worcester, Massachusetts 01653